UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07899 and 811-07885

Name of Fund:  BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

Quantitative Master Series LLC

Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 12/31/2016

Item 1 – Report to Stockholders

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock Index Funds, Inc.

➢	BlackRock International Index Fund
➢	BlackRock Small Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses. On May 19, 2016, the Board approved the conversion of the Fund, a series of BlackRock Index Funds, Inc., from a “master-feeder” structure into a stand-alone mutual fund effective August 1, 2016.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended December 31, 2016, the Fund’s Institutional Shares returned 0.99%, Investor A Shares returned 0.78% and Class K Shares returned 1.03%. The benchmark MSCI EAFE Index returned 1.00% for the same period. The MSCI EAFE Index is a free float-adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

The year had its worst monthly start since 2008 as the markets struggled with weakness in China and plunging oil prices. Performance declined early in the reporting period as concerns about the slowing global economy rattled developed markets globally. Oil price stability toward the end of the first quarter helped decrease global volatility and fuel the recovery as well.

•

Performance of equity indexes was mixed in the second quarter amid recovering oil prices, uncertainty about a potential Federal Reserve (the “Fed”) rate hike and the U.K.’s referendum on European Union (“EU”) membership. The U.K.’s decision to leave the EU shocked investors globally and resulted in a sharp two-day selloff, after which developed markets rallied into the end of the month and recovered much of the losses.

•

Global equity markets broadly rallied during the third quarter as the Fed kept rates unchanged, Japan announced additional fiscal and monetary stimulus, and the Bank of England cut rates. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance for the quarter.

•

Developed markets rallied in the last quarter of the year as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors. The year ended with a global equity rally as strong global economic data and continued optimism around president-elect Trump’s reflationary policies outweighed the effects of the European Central Bank’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Nestlé SA, Registered Shares	2%
Novartis AG, Registered Shares	1
HSBC Holdings PLC	1
Roche Holding AG	1
Toyota Motor Corp.	1
Royal Dutch Shell PLC, Class A	1
BP PLC	1
TOTAL SA	1
Royal Dutch Shell PLC, Class B	1
British American Tobacco PLC	1

Geographic Allocation	Percent of Net Assets
Japan	23%
United Kingdom	15
France	10
Germany	9
Switzerland	9
Australia	7
Netherlands	5
Hong Kong	3
Spain	3
Sweden	3
Italy	2
Denmark	2
Other[1]	6
Other Assets Less Liabilities	3

[1]	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

4	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

BlackRock International Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

Prior to August 1, 2016, the Fund invested all of its assets in the Master International Index Series, a series of Quantative Master Series, LLC. The Master International Index Series invested in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

[3]	A free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended December 31, 2016

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	4.53%	0.99%	6.24%	0.38%
Investor A	4.42	0.78	5.98	0.11
Class K	4.57	1.03	6.30	0.42
MSCI EAFE Index	5.67	1.00	6.53	0.75

[4]	See “About Fund Performance” on page 8 for a detailed description of share classes, including any related fees.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,045.30	$0.57	$1,000.00	$1,024.58	$0.56	0.11%
Investor A	$1,000.00	$1,044.20	$1.90	$1,000.00	$1,023.28	$1.88	0.37%
Class K	$1,000.00	$1,045.70	$0.36	$1,000.00	$1,024.78	$0.36	0.07%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund invested all of its assets in Master International Index prior to August 1, 2016, the expense example reflects the net expenses of both the Fund and Master International Index.

[7]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	5

Fund Summary as of December 31, 2016	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended December 31, 2016, the Fund’s Institutional Shares returned 21.33%, Investor A Shares returned 21.04% and Class K Shares returned 21.32%. The benchmark Russell 2000® Index returned 21.31% for the same period.

•	The Fund invests all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantative Master Series LLC.

Describe the market environment.

•

The year started with U.S. stock prices falling due to fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta and Pakistan. Domestic equity markets rebounded in the second quarter of 2016, despite increased volatility in June from the “Brexit”, i.e., the U.K.’s vote to leave the European Union.

•

U.S. equities capitalized on the upward momentum from their second quarter rally, which continued through the second half of the reporting period, driven by a dovish Federal Reserve (the “Fed”) that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations. The U.S. economy continued to strengthen into the fourth quarter as seen by strong macro data and tightening of the U.S. labor market. As such, the Fed’s decision to raise rates by 25 basis points at the end of the reporting period did not come as a big surprise.

•

The U.S. election and the Fed were front and center in 2016. The year started with an increase in volatility as investors prepared for a possible Fed rate increase, and weighed probable outcomes of the U.S. election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2000® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

BlackRock Small Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and in derivative instruments linked to the Russell 2000® Index.

[3]

An unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Performance Summary for the Period Ended December 31, 2016

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	18.62%	21.33%	14.44%	6.90%
Investor A	18.49	21.04	14.18	6.63
Class K	18.61	21.32	14.51	6.96
Russell 2000® Index	18.68	21.31	14.46	7.07

[4]	See “About Fund Performance” on page 8 for a detailed description of share classes, including related fees, if any.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,186.20	$0.71	$1,000.00	$1,024.48	$0.66	0.13%
Investor A	$1,000.00	$1,184.90	$2.14	$1,000.00	$1,023.18	$1.98	0.39%
Class K	$1,000.00	$1,186.10	$0.49	$1,000.00	$1,024.68	$0.46	0.09%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	7

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager and/or Administrator”), the Funds’ investment adviser and/or administrator, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager and/or administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

International Index Fund and the Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s and Series’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund or Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s and Series’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	BlackRock International Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.1%
AGL Energy Ltd.	269,419	$4,286,578
Alumina Ltd.	784,345	1,025,605
Amcor Ltd.	457,153	4,920,255
AMP Ltd.	1,197,023	4,341,413
APA Group (a)	443,354	2,736,962
Aristocrat Leisure Ltd.	205,692	2,294,822
ASX Ltd.	73,533	2,634,324
Aurizon Holdings Ltd.	765,573	2,783,483
AusNet Services	804,849	916,240
Australia & New Zealand Banking Group Ltd.	1,154,945	25,283,102
Bank of Queensland Ltd.	132,943	1,136,135
Bendigo & Adelaide Bank Ltd.	159,193	1,456,259
BGP Holdings PLC (b)	783,183	8
BHP Billiton Ltd.	1,267,630	22,709,374
Boral Ltd.	482,878	1,879,882
Brambles Ltd.	619,174	5,525,557
Caltex Australia Ltd.	101,701	2,229,861
Challenger Ltd.	196,281	1,585,932
CIMIC Group Ltd.	29,853	751,135
Coca-Cola Amatil Ltd.	260,065	1,896,644
Cochlear Ltd.	21,942	1,936,613
Commonwealth Bank of Australia	672,012	39,866,478
Computershare Ltd.	159,385	1,430,013
Crown Resorts Ltd.	127,577	1,063,270
CSL Ltd.	176,694	12,778,476
Dexus Property Group	396,875	2,753,198
Domino’s Pizza Enterprises Ltd.	21,754	1,017,288
DUET Group (a)	1,064,603	2,102,412
Flight Centre Travel Group Ltd.	14,458	325,834
Fortescue Metals Group Ltd.	606,249	2,533,514
Goodman Group	759,504	3,900,528
GPT Group	747,674	2,710,722
Harvey Norman Holdings Ltd.	199,302	738,463
Healthscope Ltd.	572,674	944,025
Incitec Pivot Ltd.	699,652	1,810,409
Insurance Australia Group Ltd.	899,481	3,878,856
Lend Lease Group (a)	212,775	2,235,956
Macquarie Group Ltd.	117,228	7,343,397
Medibank Pvt Ltd.	1,167,386	2,371,733
Mirvac Group	1,395,790	2,143,504
National Australia Bank Ltd.	1,050,126	23,195,685
Newcrest Mining Ltd.	307,028	4,402,489
Oil Search Ltd.	510,559	2,627,725
Orica Ltd.	133,041	1,690,835
Origin Energy Ltd.	691,591	3,272,089
Qantas Airways Ltd.	159,123	381,184
QBE Insurance Group Ltd.	561,273	5,014,835
Ramsay Health Care Ltd.	52,761	2,594,080
REA Group Ltd.	22,709	902,458
Rio Tinto Ltd.	163,715	7,013,729
Santos Ltd.	691,335	1,991,483
Scentre Group	2,178,120	7,291,217
Seek Ltd.	139,458	1,493,616
Sonic Healthcare Ltd.	165,002	2,539,379
South32 Ltd.	2,143,612	4,219,812
Stockland	880,404	2,908,573
Suncorp Group Ltd.	510,643	4,972,196
Sydney Airport (a)	455,980	1,968,211
Tabcorp Holdings Ltd.	376,311	1,303,730
Tatts Group Ltd.	575,404	1,854,164
Telstra Corp. Ltd.	1,656,327	6,086,468
TPG Telecom Ltd.	123,145	604,539

Common Stocks	Shares	Value
Australia (continued)
Transurban Group (a)	785,110	$5,843,022
Treasury Wine Estates Ltd.	303,772	2,336,804
Vicinity Centres	1,248,117	2,691,585
Vocus Communications Ltd.	237,370	661,010
Wesfarmers Ltd.	435,821	13,228,004
Westfield Corp.	783,860	5,300,019
Westpac Banking Corp.	1,315,164	30,872,024
Woodside Petroleum Ltd.	298,850	6,693,723
Woolworths Ltd.	490,330	8,510,966

		348,743,914
Austria — 0.2%
Andritz AG	24,967	1,251,190
Erste Group Bank AG (b)	114,141	3,337,159
Immoeast (b)	30,711	—
OMV AG	57,180	2,015,805
Raiffeisen Bank International AG (b)	39,292	716,253
Voestalpine AG	46,828	1,831,124

		9,151,531
Belgium — 1.1%
Ageas	73,375	2,900,279
Anheuser-Busch InBev SA	302,627	32,031,252
Colruyt SA	22,252	1,099,804
Groupe Bruxelles Lambert SA	30,636	2,566,743
KBC Group NV	97,074	5,997,987
Proximus	67,796	1,948,918
Solvay SA	28,104	3,285,543
Telenet Group Holding NV (b)	25,183	1,395,810
UCB SA	45,997	2,942,932
Umicore SA	39,651	2,255,801

		56,425,069
Denmark — 1.6%
A.P. Moeller — Maersk A/S, Class A	1,425	2,150,493
A.P. Moeller — Maersk A/S, Class B	2,558	4,077,358
Carlsberg A/S, Class B	38,881	3,348,787
Chr Hansen Holding A/S	40,637	2,247,443
Coloplast A/S, Class B	44,607	3,004,663
Danske Bank A/S	271,383	8,210,352
DONG Energy A/S (b)(c)	32,538	1,230,800
DSV A/S	77,597	3,446,101
Genmab A/S (b)	23,884	3,956,445
ISS A/S	62,602	2,109,868
Novo Nordisk A/S, Class B	753,443	27,027,645
Novozymes A/S, Class B	85,953	2,957,808
Pandora A/S	43,754	5,711,646
TDC A/S (b)	292,491	1,499,417
Tryg A/S	37,209	671,940
Vestas Wind Systems A/S	89,018	5,765,209
William Demant Holding A/S (b)	44,366	770,613

		78,186,588
Finland — 0.9%
Elisa OYJ	49,941	1,621,157
Fortum OYJ	184,321	2,817,561
Kone OYJ, Class B	133,486	5,964,631
Metso OYJ	37,252	1,059,779
Neste Oil OYJ	50,850	1,945,905
Nokia OYJ	2,280,655	10,938,392
Nokian Renkaat OYJ	39,688	1,475,515
Orion OYJ, Class B	45,244	2,010,274
Sampo OYJ, Class A	173,916	7,774,504

Portfolio Abbreviations

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	9

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Finland (continued)
Stora Enso OYJ, Class R	241,099	$2,579,034
UPM-Kymmene OYJ	214,163	5,237,474
Wartsila OYJ	55,993	2,510,523

		45,934,749
France — 9.8%
Accor SA	68,090	2,536,534
Aeroports de Paris	11,308	1,210,938
Air Liquide SA	153,350	17,052,325
Airbus Group SE	227,080	14,998,331
Alstom SA (b)	51,884	1,426,737
ArcelorMittal (b)	718,999	5,282,856
Arkema SA	27,637	2,701,535
AtoS SE	36,393	3,835,733
AXA SA	760,031	19,159,460
BNP Paribas SA	417,454	26,565,902
Bollore SA	354,110	1,246,849
Bouygues SA	82,799	2,964,148
Bureau Veritas SA	109,522	2,119,721
Cap Gemini SA	63,122	5,317,972
Carrefour SA	217,354	5,233,007
Casino Guichard-Perrachon SA	23,687	1,134,952
Christian Dior SE	21,662	4,538,444
Cie Generale des Etablissements Michelin	70,786	7,868,485
CNP Assurances	70,636	1,307,423
Compagnie de Saint-Gobain	200,322	9,318,450
Credit Agricole SA	459,797	5,691,681
Danone SA	234,467	14,836,733
Dassault Aviation SA	883	985,530
Dassault Systemes SA	51,722	3,936,873
Edenred	73,835	1,461,971
Eiffage SA	19,690	1,371,438
Electricite de France SA	128,170	1,304,112
Engie SA	588,499	7,490,971
Essilor International SA	82,788	9,340,823
Eurazeo	12,896	753,921
Eutelsat Communications SA	66,765	1,291,078
Fonciere Des Regions	13,150	1,146,555
Gecina SA	17,273	2,385,711
Groupe Eurotunnel SE, Registered Shares	154,181	1,464,708
Hermes International	10,463	4,292,106
ICADE	15,620	1,113,275
Iliad SA	11,019	2,116,168
Imerys SA	14,357	1,087,716
Ingenico Group SA	24,107	1,923,397
JCDecaux SA	23,090	678,935
Kering	29,420	6,599,011
Klepierre	81,313	3,190,604
L’Oreal SA	99,468	18,129,563
Lagardere SCA	51,741	1,436,093
Legrand SA	103,321	5,861,935
LVMH Moet Hennessy Louis Vuitton SE	108,146	20,620,372
Natixis SA	341,634	1,923,865
Orange SA	772,557	11,715,027
Pernod Ricard SA	80,632	8,725,999
Peugeot SA (b)	176,805	2,879,653
Publicis Groupe SA	74,265	5,117,197
Remy Cointreau SA	7,151	609,534
Renault SA	74,108	6,582,035
Rexel SA	126,208	2,073,582
Safran SA	120,431	8,661,866
Sanofi	454,848	36,781,373
Schneider Electric SE	217,551	15,112,930
SCOR SE	72,714	2,509,415
SEB SA	8,737	1,183,897
SES SA	134,167	2,952,048
SFR Group SA (b)	42,483	1,197,709

Common Stocks	Shares	Value
France (continued)
Societe BIC SA	9,961	$1,353,467
Societe Generale SA	297,795	14,647,585
Sodexo SA	35,068	4,026,274
Suez	128,047	1,886,706
Technip SA	41,306	2,942,299
Thales SA	42,583	4,125,471
TOTAL SA	882,679	45,274,461
Unibail-Rodamco SE	38,126	9,088,245
Valeo SA	93,377	5,360,569
Veolia Environnement SA	185,322	3,148,964
Vinci SA	195,925	13,327,723
Vivendi SA	443,880	8,419,031
Wendel SA	11,895	1,431,380
Zodiac Aerospace	81,835	1,876,557

		481,265,944
Germany — 8.8%
adidas AG	73,403	11,576,987
Allianz SE, Registered Shares	179,868	29,685,034
Axel Springer AG	22,539	1,092,889
BASF SE	360,662	33,424,857
Bayer AG, Registered Shares	324,934	33,852,737
Bayerische Motoren Werke AG	127,409	11,866,366
Bayerische Motoren Werke AG, Preference Shares	21,253	1,623,094
Beiersdorf AG	37,520	3,178,239
Brenntag AG	58,093	3,220,026
Commerzbank AG	428,017	3,258,835
Continental AG	42,615	8,210,069
Covestro AG (c)	24,935	1,706,742
Daimler AG, Registered Shares	379,258	28,146,847
Deutsche Bank AG, Registered Shares (b)	545,713	9,898,871
Deutsche Boerse AG (b)	75,627	6,154,193
Deutsche Lufthansa AG, Registered Shares	105,061	1,354,313
Deutsche Post AG, Registered Shares	377,530	12,381,110
Deutsche Telekom AG, Registered Shares	1,295,928	22,234,497
Deutsche Wohnen AG, Bearer Shares	137,073	4,299,498
E.ON SE	792,718	5,576,725
Evonik Industries AG	62,158	1,852,857
Fraport AG Frankfurt Airport Services Worldwide	16,908	997,706
Fresenius Medical Care AG & Co. KGaA	83,548	7,061,554
Fresenius SE & Co. KGaA	159,232	12,421,819
Fuchs Petrolub SE, Preference Shares	28,016	1,173,571
GEA Group AG	67,017	2,689,421
Hannover Rueck SE	23,099	2,495,325
HeidelbergCement AG	57,591	5,360,568
Henkel AG & Co. KGaA	41,294	4,297,607
Henkel AG & Co. KGaA, Preference Shares	68,766	8,185,891
Hochtief AG	9,393	1,311,385
Hugo Boss AG	30,553	1,865,231
Infineon Technologies AG	441,865	7,643,147
Innogy SE (b)(c)	50,940	1,770,063
K+S AG, Registered Shares	71,063	1,692,796
Lanxess AG	37,568	2,460,074
Linde AG	72,331	11,865,002
MAN SE	12,440	1,234,748
Merck KGaA	50,677	5,276,532
Metro AG	74,504	2,476,299
Muenchener Rueckversicherungs AG, Registered Shares	62,585	11,820,926
OSRAM Licht AG	38,507	2,016,434
Porsche Automobil Holding SE, Preference Shares	56,618	3,075,488
ProSiebenSat.1 Media AG, Registered Shares	98,234	3,781,221
RWE AG (b)	181,576	2,253,112
SAP SE	386,001	33,391,035
Schaeffler AG	78,399	1,156,872
Siemens AG, Registered Shares	299,996	36,731,493
Symrise AG	45,972	2,793,153

See Notes to Financial Statements.

10	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Germany (continued)
Telefonica Deutschland Holding AG	325,977	$1,393,357
ThyssenKrupp AG	140,800	3,344,741
TUI AG	198,867	2,847,207
United Internet AG, Registered Shares	42,689	1,665,829
Volkswagen AG	13,486	1,935,578
Vonovia SE	179,507	5,828,118
Zalando SE (b)(c)	30,213	1,150,941

		432,059,030
Hong Kong — 3.1%
AIA Group Ltd.	4,745,000	26,580,727
ASM Pacific Technology Ltd.	106,704	1,128,437
Bank of East Asia Ltd.	464,932	1,774,931
BOC Hong Kong Holdings Ltd.	1,451,400	5,169,240
Cathay Pacific Airways Ltd.	704,263	924,233
Cheung Kong Infrastructure Holdings Ltd.	264,500	2,100,760
Cheung Kong Property Holdings Ltd.	1,065,939	6,509,680
CK Hutchison Holdings Ltd.	1,045,439	11,801,396
CLP Holdings Ltd.	638,687	5,857,325
First Pacific Co., Ltd.	585,250	408,272
Galaxy Entertainment Group Ltd.	875,000	3,789,730
Hang Lung Group, Ltd.	342,000	1,186,704
Hang Lung Properties Ltd.	909,000	1,916,762
Hang Seng Bank Ltd.	301,353	5,588,463
Henderson Land Development Co., Ltd.	410,742	2,176,924
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	1,282,000	1,056,891
HKT Trust & HKT Ltd. (a)	928,560	1,137,348
Hong Kong & China Gas Co., Ltd.	3,057,162	5,399,535
Hong Kong Exchanges & Clearing Ltd.	447,502	10,524,519
Hongkong Land Holdings Ltd.	437,300	2,754,875
Hysan Development Co., Ltd.	206,791	852,814
Jardine Matheson Holdings Ltd.	98,500	5,435,007
Kerry Properties Ltd.	190,500	515,155
Li & Fung Ltd.	2,261,980	991,332
Link REIT	871,914	5,652,682
Melco Crown Entertainment Ltd. — ADR	83,947	1,334,757
MGM China Holdings Ltd.	440,000	908,880
MTR Corp. Ltd.	541,000	2,622,893
New World Development Co., Ltd.	2,230,968	2,350,563
NWS Holdings Ltd.	704,223	1,144,772
PCCW Ltd.	1,747,000	944,398
Power Assets Holdings Ltd.	549,500	4,833,988
Sands China Ltd.	997,000	4,301,231
Shangri-La Asia Ltd.	729,905	768,628
Sino Land Co., Ltd.	1,173,263	1,749,391
SJM Holdings Ltd.	538,000	419,819
Sun Hung Kai Properties Ltd.	563,324	7,093,645
Swire Pacific Ltd., Class A	223,077	2,122,749
Swire Properties Ltd.	456,600	1,256,970
Techtronic Industries Co., Ltd.	526,500	1,884,068
WH Group Ltd. (c)	3,031,500	2,443,682
Wharf Holdings Ltd.	562,357	3,725,038
Wheelock & Co., Ltd.	284,000	1,593,877
Wynn Macau Ltd.	694,400	1,097,721
Yue Yuen Industrial Holdings Ltd.	252,285	914,459

		154,745,271
Ireland — 0.7%
Bank of Ireland (b)	10,455,168	2,560,649
CRH PLC	324,873	11,205,693
DCC PLC	36,689	2,727,128
Experian PLC	371,888	7,200,354
James Hardie Industries PLC	180,685	2,852,191
Kerry Group PLC, Class A	63,157	4,514,144
Paddy Power Betfair PLC	33,210	3,533,770
Ryanair Holdings PLC (b)	9,354	142,824

		34,736,753

Common Stocks	Shares	Value
Israel — 0.7%
Azrieli Group Ltd.	20,626	$895,176
Bank Hapoalim BM	385,846	2,290,195
Bank Leumi Le-Israel BM (b)	516,361	2,122,027
Bezeq The Israeli Telecommunication Corp. Ltd.	802,855	1,522,875
Check Point Software Technologies Ltd. (b)	48,849	4,125,786
Elbit Systems Ltd.	9,098	919,071
Frutarom Industries, Ltd.	14,827	756,803
Israel Chemicals Ltd.	165,989	677,664
Mizrahi Tefahot Bank Ltd.	47,961	700,453
Mobileye NV (b)	70,038	2,669,849
NICE Ltd.	22,742	1,560,385
Taro Pharmaceutical Industries Ltd. (b)	6,231	655,937
Teva Pharmaceutical Industries Ltd. — ADR	366,780	13,295,775

		32,191,996
Italy — 1.8%
Assicurazioni Generali SpA	454,599	6,738,228
Atlantia SpA	170,669	3,993,029
Enel SpA	2,979,468	13,096,840
Eni SpA	984,518	15,960,094
Ferrari NV	47,660	2,774,785
Intesa Sanpaolo SpA	5,456,989	13,727,525
Leonardo-Finmeccanica SpA (b)	99,828	1,398,118
Luxottica Group SpA	71,810	3,859,531
Mediobanca SpA	206,008	1,681,706
Poste Italiane SpA (c)	185,431	1,230,698
Prysmian SpA	69,483	1,780,872
Saipem SpA (b)	2,143,978	1,199,153
Snam SpA	1,006,314	4,138,819
Telecom Italia SpA (b)	4,174,325	3,685,670
Telecom Italia SpA, Non-Convertible Savings Shares (b)	2,263,286	1,642,677
Tenaris SA	183,350	3,272,894
Terna — Rete Elettrica Nazionale SpA	581,991	2,661,644
UniCredit SpA	2,086,974	5,993,224
UnipolSai SpA	560,158	1,194,774

		90,030,281
Japan — 23.3%
ABC-Mart, Inc.	9,600	543,088
Acom Co., Ltd. (b)	204,600	893,428
Aeon Co., Ltd.	275,200	3,889,564
AEON Financial Service Co., Ltd.	41,000	726,197
Aeon Mall Co., Ltd.	33,350	468,661
Air Water, Inc.	61,000	1,098,836
Aisin Seiki Co., Ltd.	72,400	3,132,705
Ajinomoto Co., Inc.	219,500	4,416,899
Alfresa Holdings Corp.	83,600	1,380,818
Alps Electric Co., Ltd.	68,000	1,633,901
Amada Holdings Co., Ltd.	127,600	1,421,536
ANA Holdings, Inc.	453,000	1,218,582
Aozora Bank Ltd.	507,000	1,791,360
Asahi Glass Co., Ltd.	413,100	2,802,739
Asahi Group Holdings Ltd.	152,500	4,801,475
Asahi Kasei Corp.	474,000	4,124,400
Ashikaga Holdings Co., Ltd.	357,200	1,320,186
Asics Corp.	64,300	1,281,364
Astellas Pharma, Inc.	833,500	11,563,438
Bandai Namco Holdings, Inc.	81,600	2,246,037
Bank of Kyoto Ltd.	106,000	785,731
Benesse Holdings, Inc.	19,000	522,025
Bridgestone Corp.	262,200	9,434,156
Brother Industries Ltd.	107,700	1,936,167
Calbee, Inc.	26,800	838,334
Canon, Inc.	414,900	11,684,488
Casio Computer Co., Ltd.	84,700	1,193,687
Central Japan Railway Co.	55,300	9,079,683

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	11

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Japan (continued)
Chiba Bank Ltd.	295,000	$1,808,388
Chubu Electric Power Co., Inc.	279,500	3,889,349
Chugai Pharmaceutical Co., Ltd.	82,700	2,372,170
Chugoku Bank Ltd.	58,000	831,813
Chugoku Electric Power Co., Inc.	105,900	1,239,518
Concordia Financial Group Ltd.	483,000	2,324,254
Credit Saison Co., Ltd.	61,200	1,089,108
CYBERDYNE, Inc. (b)(d)	29,900	421,621
Dai Nippon Printing Co., Ltd.	219,000	2,160,796
Dai-ichi Life Insurance Co., Ltd.	415,900	6,914,951
Daicel Corp.	128,600	1,413,834
Daiichi Sankyo Co., Ltd.	237,700	4,853,650
Daikin Industries Ltd.	90,200	8,263,121
Daito Trust Construction Co., Ltd.	26,300	3,953,881
Daiwa House Industry Co., Ltd.	219,800	5,994,026
Daiwa House REIT Investment Corp.	464	1,176,313
Daiwa Securities Group, Inc.	622,000	3,830,105
DeNA Co., Ltd.	40,900	893,872
Denso Corp.	188,900	8,171,144
Dentsu, Inc.	80,413	3,781,284
Don Quijote Holdings Co., Ltd.	41,300	1,524,188
East Japan Railway Co.	129,949	11,204,034
Eisai Co., Ltd.	97,100	5,564,544
Electric Power Development Co., Ltd.	50,000	1,147,578
FamilyMart UNY Holdings Co., Ltd.	28,900	1,923,007
FANUC Corp.	75,600	12,647,455
Fast Retailing Co., Ltd.	20,400	7,283,348
Fuji Electric Co., Ltd.	260,800	1,346,692
Fuji Heavy Industries Ltd.	247,700	10,092,390
FUJIFILM Holdings Corp.	167,800	6,353,877
Fujitsu Ltd.	744,000	4,119,935
Fukuoka Financial Group, Inc.	331,000	1,467,978
Hachijuni Bank Ltd.	186,400	1,078,577
Hakuhodo DY Holdings, Inc.	101,700	1,252,250
Hamamatsu Photonics KK	49,800	1,308,011
Hankyu Hanshin Holdings, Inc.	90,800	2,907,490
Hikari Tsushin, Inc.	9,100	847,101
Hino Motors Ltd.	114,900	1,167,390
Hirose Electric Co., Ltd.	13,800	1,706,586
Hiroshima Bank Ltd.	218,000	1,015,840
Hisamitsu Pharmaceutical Co., Inc.	21,600	1,078,854
Hitachi Chemical Co., Ltd.	35,600	888,087
Hitachi Construction Machinery Co., Ltd.	39,000	843,137
Hitachi High-Technologies Corp.	23,400	941,158
Hitachi Ltd.	1,926,000	10,385,262
Hitachi Metals Ltd.	89,400	1,203,629
Hokuriku Electric Power Co.	77,700	869,077
Honda Motor Co., Ltd.	633,600	18,498,137
Hoshizaki Corp.	20,000	1,583,383
Hoya Corp.	156,400	6,557,760
Hulic Co., Ltd.	121,900	1,081,545
Idemitsu Kosan Co., Ltd.	41,500	1,100,801
IHI Corp. (b)	624,000	1,616,096
Iida Group Holdings Co., Ltd.	65,000	1,232,220
Inpex Corp.	353,800	3,536,516
Isetan Mitsukoshi Holdings Ltd.	141,805	1,526,905
Isuzu Motors Ltd.	226,000	2,857,660
ITOCHU Corp.	599,700	7,940,480
J. Front Retailing Co., Ltd.	95,500	1,285,782
Japan Airlines Co., Ltd.	47,480	1,385,503
Japan Airport Terminal Co., Ltd. (d)	15,200	549,237
Japan Exchange Group, Inc.	192,900	2,751,194
Japan Post Bank Co., Ltd.	173,200	2,075,550
Japan Post Holdings Co., Ltd.	171,800	2,139,164
Japan Prime Realty Investment Corp.	351	1,384,804
Japan Real Estate Investment Corp.	497	2,714,265
Japan Retail Fund Investment Corp.	1,057	2,142,766

Common Stocks	Shares	Value
Japan (continued)
Japan Tobacco, Inc.	436,700	$14,334,080
JFE Holdings, Inc.	208,700	3,156,050
JGC Corp.	91,700	1,661,264
JSR Corp.	66,200	1,042,011
JTEKT Corp.	77,400	1,234,204
JX Holdings, Inc.	786,760	3,324,389
Kajima Corp.	376,800	2,602,600
Kakaku.com, Inc.	58,700	969,906
Kamigumi Co., Ltd.	74,000	704,800
Kaneka Corp.	87,000	707,651
Kansai Electric Power Co., Inc. (b)	278,500	3,036,109
Kansai Paint Co., Ltd.	77,700	1,429,186
Kao Corp.	198,600	9,400,703
Kawasaki Heavy Industries Ltd.	622,000	1,946,963
KDDI Corp.	728,900	18,406,892
Keihan Holdings Co., Ltd.	199,000	1,305,323
Keikyu Corp.	208,000	2,409,300
Keio Corp.	250,000	2,053,547
Keisei Electric Railway Co., Ltd.	59,000	1,428,618
Keyence Corp.	17,792	12,174,169
Kikkoman Corp.	65,000	2,073,906
Kintetsu Group Holdings Co., Ltd.	675,000	2,572,212
Kirin Holdings Co., Ltd.	328,100	5,325,463
Kobe Steel Ltd. (b)	132,100	1,256,031
Koito Manufacturing Co., Ltd.	45,900	2,423,978
Komatsu Ltd.	357,400	8,095,160
Konami Holdings Corp.	32,300	1,303,572
Konica Minolta, Inc.	158,400	1,569,854
Kose Corp.	9,500	787,627
Kubota Corp.	405,400	5,777,278
Kuraray Co., Ltd.	152,200	2,282,324
Kurita Water Industries Ltd.	48,700	1,071,433
Kyocera Corp.	124,100	6,152,940
Kyowa Hakko Kirin Co., Ltd.	95,000	1,310,371
Kyushu Electric Power Co. Inc.	198,600	2,151,526
Kyushu Financial Group, Inc.	168,300	1,140,317
Lawson, Inc.	27,900	1,958,350
LINE Corp. (b)	16,800	573,530
Lion Corp.	93,000	1,524,397
LIXIL Group Corp.	101,300	2,295,991
M3, Inc.	72,900	1,832,780
Mabuchi Motor Co., Ltd.	20,100	1,044,478
Makita Corp.	41,300	2,759,619
Marubeni Corp.	621,700	3,516,381
Marui Group Co., Ltd.	85,100	1,239,875
Maruichi Steel Tube Ltd.	16,500	536,187
Mazda Motor Corp.	213,580	3,477,931
McDonald’s Holdings Co. Japan Ltd.	20,700	541,489
Medipal Holdings Corp.	60,200	948,277
Meiji Holdings Co., Ltd.	42,700	3,340,346
Minebea Co., Ltd.	118,300	1,103,883
Miraca Holdings, Inc.	18,800	840,848
MISUMI Group, Inc.	106,300	1,746,159
Mitsubishi Chemical Holdings Corp.	500,900	3,238,648
Mitsubishi Corp.	584,600	12,416,109
Mitsubishi Electric Corp.	758,000	10,543,144
Mitsubishi Estate Co., Ltd.	482,000	9,574,772
Mitsubishi Gas Chemical Co., Inc.	59,000	1,005,326
Mitsubishi Heavy Industries Ltd.	1,258,200	5,719,829
Mitsubishi Logistics Corp.	31,000	437,048
Mitsubishi Materials Corp.	37,900	1,159,255
Mitsubishi Motors Corp.	238,700	1,356,917
Mitsubishi Tanabe Pharma Corp.	103,700	2,030,435
Mitsubishi UFJ Financial Group, Inc.	5,008,574	30,889,486
Mitsubishi UFJ Lease & Finance Co., Ltd.	157,100	810,280
Mitsui & Co., Ltd.	684,900	9,384,712
Mitsui Chemicals, Inc.	390,000	1,747,410

See Notes to Financial Statements.

12	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Japan (continued)
Mitsui Fudosan Co., Ltd.	359,000	$8,311,028
Mitsui OSK Lines Ltd.	534,000	1,473,876
Mixi, Inc.	14,600	531,995
Mizuho Financial Group, Inc.	9,583,664	17,198,216
MS&AD Insurance Group Holdings, Inc.	196,370	6,081,098
Murata Manufacturing Co., Ltd.	76,200	10,175,498
Nabtesco Corp.	50,600	1,172,958
Nagoya Railroad Co., Ltd.	393,000	1,897,479
NEC Corp.	998,000	2,639,634
Nexon Co., Ltd.	61,100	882,967
NGK Insulators Ltd.	109,400	2,117,640
NGK Spark Plug Co., Ltd.	70,700	1,567,048
NH Foods Ltd.	64,000	1,726,499
Nidec Corp.	92,000	7,920,340
Nikon Corp.	143,700	2,231,723
Nintendo Co., Ltd.	44,400	9,229,667
Nippon Building Fund, Inc.	516	2,860,532
Nippon Electric Glass Co., Ltd.	205,500	1,108,766
Nippon Express Co., Ltd.	331,000	1,777,228
Nippon Paint Holdings Co., Ltd.	69,000	1,872,986
Nippon Prologis REIT, Inc.	531	1,085,826
Nippon Steel & Sumitomo Metal Corp.	311,000	6,888,292
Nippon Telegraph & Telephone Corp.	269,300	11,336,220
Nippon Yusen KK	646,000	1,196,319
Nissan Chemical Industries Ltd.	47,700	1,590,020
Nissan Motor Co., Ltd.	940,300	9,432,282
Nisshin Seifun Group, Inc.	69,840	1,046,475
Nissin Foods Holdings Co., Ltd.	19,900	1,043,829
Nitori Holdings Co., Ltd.	30,200	3,443,250
Nitto Denko Corp.	66,310	5,076,765
NOK Corp.	30,900	624,971
Nomura Holdings, Inc.	1,463,400	8,651,859
Nomura Real Estate Holdings, Inc.	57,800	980,863
Nomura Real Estate Master Fund, Inc.	1,513	2,289,969
Nomura Research Institute Ltd.	45,870	1,394,063
NSK Ltd.	196,600	2,270,626
NTT Data Corp.	52,400	2,531,528
NTT Docomo, Inc.	536,200	12,196,012
Obayashi Corp.	247,300	2,361,059
Obic Co., Ltd.	27,700	1,208,162
Odakyu Electric Railway Co., Ltd.	120,500	2,381,075
Oji Holdings Corp.	278,000	1,130,515
Olympus Corp.	116,100	4,000,196
Omron Corp.	73,600	2,812,621
Ono Pharmaceutical Co., Ltd.	166,600	3,630,983
Oracle Corp. Japan	12,100	608,680
Oriental Land Co., Ltd.	86,800	4,899,136
ORIX Corp.	522,000	8,124,538
Osaka Gas Co., Ltd.	739,000	2,835,586
Otsuka Corp.	23,400	1,091,476
Otsuka Holdings Co., Ltd.	153,600	6,690,876
Panasonic Corp.	848,200	8,602,574
Park24 Co., Ltd.	33,300	901,742
Pola Orbis Holdings, Inc.	7,000	577,102
Rakuten, Inc.	370,300	3,628,142
Recruit Holdings Co., Ltd.	145,300	5,823,097
Resona Holdings, Inc.	902,756	4,626,639
Ricoh Co., Ltd.	284,600	2,404,238
Rinnai Corp.	11,700	941,424
Rohm Co., Ltd.	32,300	1,853,146
Ryohin Keikaku Co., Ltd.	10,100	1,976,906
Sankyo Co., Ltd.	13,200	425,590
Santen Pharmaceutical Co., Ltd.	142,600	1,739,908
SBI Holdings, Inc.	71,440	907,712
Secom Co., Ltd.	82,100	5,998,563
Sega Sammy Holdings, Inc.	77,132	1,146,183
Seibu Holdings, Inc.	60,100	1,076,023

Common Stocks	Shares	Value
Japan (continued)
Seiko Epson Corp.	116,800	$2,465,947
Sekisui Chemical Co., Ltd.	156,100	2,484,883
Sekisui House Ltd.	240,400	3,994,077
Seven & i Holdings Co., Ltd.	292,000	11,104,518
Seven Bank Ltd.	223,800	639,928
Sharp Corp. (b)	692,000	1,601,123
Shimadzu Corp.	95,000	1,509,263
Shimamura Co., Ltd.	10,000	1,246,828
Shimano, Inc.	30,700	4,808,626
Shimizu Corp.	198,000	1,807,337
Shin-Etsu Chemical Co., Ltd.	152,100	11,770,856
Shinsei Bank Ltd.	712,000	1,191,420
Shionogi & Co., Ltd.	115,900	5,539,199
Shiseido Co., Ltd.	152,700	3,859,337
Shizuoka Bank Ltd.	230,000	1,930,283
Showa Shell Sekiyu KK	52,700	489,606
SMC Corp.	22,500	5,353,299
Softbank Group Corp.	379,100	25,086,568
Sohgo Security Services Co., Ltd.	26,100	1,001,815
Sompo Japan Nipponkoa Holdings, Inc.	144,675	4,885,861
Sony Corp.	502,900	14,051,992
Sony Financial Holdings, Inc.	80,400	1,253,309
Stanley Electric Co., Ltd.	51,400	1,400,273
Start Today Co., Ltd.	63,000	1,085,256
Sumitomo Chemical Co., Ltd.	595,000	2,820,494
Sumitomo Corp.	469,000	5,505,783
Sumitomo Dainippon Pharma Co., Ltd.	55,600	954,336
Sumitomo Electric Industries Ltd.	313,600	4,515,624
Sumitomo Heavy Industries Ltd.	195,000	1,252,126
Sumitomo Metal Mining Co., Ltd.	187,000	2,385,687
Sumitomo Mitsui Financial Group, Inc.	522,650	19,904,060
Sumitomo Mitsui Trust Holdings, Inc.	131,382	4,700,678
Sumitomo Realty & Development Co., Ltd.	136,000	3,610,438
Sumitomo Rubber Industries Ltd.	79,300	1,254,712
Sundrug Co., Ltd.	14,800	1,023,290
Suntory Beverage & Food Ltd.	53,100	2,199,487
Suruga Bank Ltd.	59,200	1,321,787
Suzuken Co., Ltd.	24,000	783,901
Suzuki Motor Corp.	138,900	4,876,622
Sysmex Corp.	66,200	3,825,000
T&D Holdings, Inc.	216,200	2,853,278
Taiheiyo Cement Corp.	439,000	1,384,011
Taisei Corp.	406,000	2,835,084
Taisho Pharmaceutical Holdings Co., Ltd.	12,300	1,019,657
Taiyo Nippon Sanso Corp.	37,200	429,737
Takashimaya Co., Ltd.	124,000	1,020,735
Takeda Pharmaceutical Co., Ltd.	275,600	11,433,546
TDK Corp.	45,600	3,126,711
Teijin Ltd.	77,000	1,555,838
Terumo Corp.	137,400	5,065,291
THK Co., Ltd.	50,300	1,110,802
Tobu Railway Co., Ltd.	344,000	1,705,339
Toho Co., Ltd.	38,700	1,091,686
Toho Gas Co., Ltd.	165,000	1,340,102
Tohoku Electric Power Co., Inc.	175,900	2,217,385
Tokio Marine Holdings, Inc.	266,800	10,923,605
Tokyo Electric Power Co. Holdings, Inc. (b)	623,800	2,510,612
Tokyo Electron Ltd.	61,800	5,812,249
Tokyo Gas Co., Ltd.	769,000	3,471,372
Tokyo Tatemono Co., Ltd.	98,100	1,309,679
Tokyu Corp.	399,000	2,927,927
Tokyu Fudosan Holdings Corp.	209,500	1,233,863
TonenGeneral Sekiyu KK	102,000	1,074,083
Toppan Printing Co., Ltd.	203,000	1,935,646
Toray Industries, Inc.	578,700	4,673,306
Toshiba Corp. (b)	1,581,000	3,818,971
Toto Ltd.	59,100	2,334,364

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	13

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Japan (continued)
Toyo Seikan Kaisha Ltd.	65,200	$1,212,441
Toyo Suisan Kaisha Ltd.	34,500	1,248,186
Toyoda Gosei Co., Ltd.	28,900	674,502
Toyota Industries Corp.	61,400	2,919,277
Toyota Motor Corp.	1,046,288	61,342,187
Toyota Tsusho Corp.	81,900	2,128,761
Trend Micro, Inc.	41,400	1,469,441
Tsuruha Holdings, Inc.	12,800	1,211,425
Unicharm Corp.	151,300	3,304,430
United Urban Investment Corp.	1,325	2,021,237
USS Co., Ltd.	89,600	1,423,364
West Japan Railway Co.	66,000	4,042,890
Yahoo! Japan Corp.	548,400	2,100,350
Yakult Honsha Co., Ltd.	41,200	1,906,175
Yamada Denki Co., Ltd.	214,300	1,153,887
Yamaguchi Financial Group, Inc.	99,000	1,077,824
Yamaha Corp.	68,600	2,091,789
Yamaha Motor Co., Ltd.	115,200	2,526,226
Yamato Holdings Co., Ltd.	128,200	2,598,742
Yamazaki Baking Co., Ltd.	51,100	985,179
Yaskawa Electric Corp.	107,700	1,669,883
Yokogawa Electric Corp.	80,800	1,166,538
Yokohama Rubber Co., Ltd.	39,900	713,222

		1,148,914,278
Luxembourg — 0.1%
Eurofins Scientific SE	4,242	1,807,278
RTL Group SA (b)	14,198	1,040,190

		2,847,468
Mexico — 0.0%
Fresnillo PLC	95,911	1,424,698
Netherlands — 5.0%
ABN AMRO Group NV (c)	106,910	2,367,176
Aegon NV	682,760	3,750,842
AerCap Holdings NV (b)	64,421	2,680,558
Akzo Nobel NV	95,474	5,965,862
Altice NV Class A (b)	129,723	2,567,201
Altice NV Class B (b)	50,125	997,382
ASML Holding NV	146,538	16,422,570
CNH Industrial NV	393,676	3,415,925
EXOR NV	40,614	1,746,683
Gemalto NV	34,153	1,972,529
Heineken Holding NV	39,946	2,777,867
Heineken NV	89,178	6,682,813
ING Groep NV	1,533,531	21,590,198
Koninklijke Ahold Delhaize NV	501,778	10,568,949
Koninklijke Boskalis Westminster NV	38,152	1,323,572
Koninklijke DSM NV	75,752	4,539,609
Koninklijke KPN NV	1,365,391	4,037,628
Koninklijke Philips NV	367,067	11,221,943
Koninklijke Vopak NV	23,924	1,128,736
NN Group NV	117,296	3,970,766
NXP Semiconductor NV (b)	114,835	11,254,978
QIAGEN NV (b)	89,561	2,509,799
Randstad Holding NV	48,608	2,632,977
Royal Dutch Shell PLC, Class A	1,694,936	46,786,185
Royal Dutch Shell PLC, Class B	1,467,524	42,164,749
Unilever NV CVA	642,876	26,408,583
Wolters Kluwer NV	120,701	4,365,652

		245,851,732
New Zealand — 0.2%
Auckland International Airport Ltd.	398,759	1,729,617
Contact Energy Ltd.	333,423	1,078,190
Fletcher Building Ltd.	270,933	1,990,749
Mercury NZ Ltd.	263,786	541,911

Common Stocks	Shares	Value
New Zealand (continued)
Meridian Energy Ltd.	382,399	$689,824
Ryman Healthcare Ltd.	173,120	974,777
Spark New Zealand Ltd.	619,457	1,465,771

		8,470,839
Norway — 0.6%
DNB ASA	378,184	5,614,253
Gjensidige Forsikring ASA	67,716	1,073,543
Marine Harvest ASA (b)	152,278	2,753,260
Norsk Hydro ASA	546,945	2,610,420
Orkla ASA	305,174	2,761,436
Schibsted ASA, Class A	36,434	833,873
Schibsted ASA, Class B	44,513	942,079
Statoil ASA	443,520	8,094,982
Telenor ASA	271,727	4,055,989
Yara International ASA	71,073	2,795,945

		31,535,780
Portugal — 0.1%
EDP — Energias de Portugal SA	838,206	2,551,119
Galp Energia SGPS SA	157,892	2,353,891
Jeronimo Martins SGPS SA	119,702	1,856,535

		6,761,545
Singapore — 1.2%
Ascendas Real Estate Investment Trust	957,546	1,497,068
CapitaLand Commercial Trust Ltd.	1,029,200	1,048,518
CapitaLand Ltd.	1,088,149	2,261,295
CapitaLand Mall Trust	943,700	1,224,029
City Developments Ltd.	148,635	848,227
ComfortDelGro Corp. Ltd.	786,516	1,336,505
DBS Group Holdings Ltd.	667,407	7,962,726
Genting Singapore PLC	2,125,227	1,322,737
Global Logistic Properties Ltd.	1,194,800	1,809,184
Golden Agri-Resources Ltd.	3,277,251	970,314
Hutchison Port Holdings Trust	1,842,900	799,669
Jardine Cycle & Carriage Ltd.	33,956	964,349
Keppel Corp. Ltd.	564,477	2,246,585
Oversea-Chinese Banking Corp. Ltd.	1,217,198	7,475,592
SATS, Ltd.	261,000	874,115
SembCorp Industries Ltd.	550,790	1,080,150
Singapore Airlines Ltd.	248,309	1,654,208
Singapore Exchange Ltd.	311,000	1,533,605
Singapore Press Holdings Ltd.	298,085	724,898
Singapore Technologies Engineering Ltd.	605,913	1,345,787
Singapore Telecommunications Ltd.	3,060,832	7,677,896
StarHub Ltd.	299,257	579,316
Suntec Real Estate Investment Trust	1,055,100	1,200,674
United Overseas Bank Ltd.	501,947	7,051,798
UOL Group Ltd.	244,199	1,006,728
Wilmar International Ltd.	706,470	1,745,304
Yangzijiang Shipbuilding Holdings Ltd.	1,357,383	761,097

		59,002,374
Spain — 3.0%
Abertis Infraestructuras SA	283,236	3,957,232
ACS Actividades de Construccion y Servicios SA	77,417	2,443,094
Aena SA (c)	28,449	3,875,923
Amadeus IT Group SA	174,738	7,925,089
Banco Bilbao Vizcaya Argentaria SA	2,583,356	17,409,042
Banco de Sabadell SA	2,070,906	2,877,678
Banco Popular Espanol SA	1,297,836	1,250,460
Banco Santander SA	5,746,410	29,894,382
Bankia SA	1,975,057	2,012,671
Bankinter SA	311,208	2,406,715
CaixaBank SA	1,285,867	4,237,929
Distribuidora Internacional de Alimentacion SA	267,745	1,313,176
Enagas SA	21,783	552,052

See Notes to Financial Statements.

14	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
Spain (continued)
Endesa SA	122,923	$2,599,584
Ferrovial SA	216,906	3,868,355
Gas Natural SDG SA	135,535	2,549,858
Grifols SA	119,482	2,371,883
Iberdrola SA	2,092,844	13,703,699
Industria de Diseno Textil SA	431,555	14,701,339
International Consolidated Airlines Group SA	340,384	1,833,696
Mapfre SA	452,406	1,378,073
Red Electrica Corp. SA	65,428	1,232,674
Repsol SA	440,148	6,185,460
Telefonica SA	1,827,534	16,872,444
Zardoya Otis SA	79,739	672,902

		148,125,410
Sweden — 2.7%
Alfa Laval AB	130,565	2,153,716
Assa Abloy AB, Class B	389,921	7,214,954
Atlas Copco AB, A Shares	269,411	8,173,000
Atlas Copco AB, B Shares	157,096	4,271,037
Boliden AB	111,775	2,903,354
Electrolux AB, Class B	92,205	2,283,091
Getinge AB, Class B	69,458	1,112,925
Hennes & Mauritz AB, Class B	372,006	10,312,418
Hexagon AB, Class B	106,020	3,776,001
Husqvarna AB, Class B	152,365	1,182,215
ICA Gruppen AB	33,272	1,012,728
Industrivarden AB, Class C	72,727	1,352,556
Investor AB, Class B	173,616	6,468,955
Kinnevik AB	100,329	2,396,375
L E Lundbergforetagen AB, -B Shares	14,706	900,353
Lundin Petroleum AB (b)	67,425	1,461,209
Millicom International Cellular SA	22,529	960,060
Nordea Bank AB	1,177,336	13,045,616
Sandvik AB	423,411	5,223,225
Securitas AB, Class B	111,648	1,751,293
Skandinaviska Enskilda Banken AB, Class A	591,455	6,180,814
Skanska AB, Class B	131,261	3,090,457
SKF AB, Class B	146,220	2,681,114
Svenska Cellulosa AB, B Shares	248,535	6,995,393
Svenska Handelsbanken AB, Class A	589,127	8,159,673
Swedbank AB, Class A	350,567	8,446,726
Swedish Match AB	71,413	2,265,791
Tele2 AB, Class B	129,728	1,037,303
Telefonaktiebolaget LM Ericsson, Class B	1,214,574	7,118,582
TeliaSonera AB	1,037,695	4,168,620
Volvo AB, Class B	601,949	7,007,896

		135,107,450
Switzerland — 8.8%
ABB Ltd., Registered Shares (b)	753,197	15,848,552
Actelion Ltd., Registered Shares (b)	39,547	8,546,439
Adecco SA, Registered Shares	61,435	4,010,277
Aryzta AG (b)	30,407	1,337,187
Baloise Holding AG, Registered Shares	20,462	2,574,832
Barry Callebaut AG, Registered Shares (b)	776	948,054
Cie Financiere Richemont SA, Registered Shares	202,018	13,351,477
Coca-Cola HBC AG (b)	61,174	1,332,080
Credit Suisse Group AG, Registered Shares (b)	768,365	10,980,725
Dufry AG (b)	19,568	2,435,707
EMS-Chemie Holding AG, Registered Shares	2,905	1,475,247
Galenica AG	1,599	1,801,830
Geberit AG, Registered Shares	14,545	5,823,188
Givaudan SA, Registered Shares	3,780	6,918,049
Glencore PLC (b)	4,735,237	15,999,811
Julius Baer Group Ltd. (b)	85,865	3,803,968
Kuehne & Nagel International AG, Registered Shares	19,217	2,536,619

Common Stocks	Shares	Value
Switzerland (continued)
LafargeHolcim Ltd. (b)	181,319	$9,517,810
Lindt & Spruengli AG	391	2,023,205
Lindt & Spruengli AG, Registered Shares	38	2,308,697
Lonza Group AG, Registered Shares (b)	19,703	3,405,251
Nestle SA, Registered Shares	1,219,380	87,353,415
Novartis AG, Registered Shares	874,933	63,628,138
Pargesa Holding SA, Bearer Shares	14,124	918,048
Partners Group Holding AG	7,430	3,478,262
Roche Holding AG	275,272	62,748,959
Schindler Holding AG, Participation Certificates	16,895	2,975,431
Schindler Holding AG, Registered Shares	7,428	1,296,545
SGS SA, Registered Shares	2,249	4,569,434
Sika AG, Bearer Shares	872	4,183,729
Sonova Holding AG, Registered Shares	19,935	2,411,927
STMicroelectronics NV	269,152	3,050,689
Swatch Group AG, Bearer Shares	11,493	3,566,997
Swatch Group AG, Registered Shares	23,157	1,413,233
Swiss Life Holding AG, Registered Shares (b)	12,402	3,503,301
Swiss Prime Site AG, Registered Shares (b)	27,660	2,263,323
Swiss Re AG	125,536	11,877,317
Swisscom AG, Registered Shares	10,466	4,678,240
Syngenta AG, Registered Shares	35,842	14,161,267
UBS Group AG, Registered Shares	1,443,042	22,562,609
Zurich Insurance Group AG (b)	58,256	16,009,903

		433,629,772
United Arab Emirates — 0.0%
Mediclinic International PLC	125,689	1,193,906
United Kingdom — 15.5%
3i Group PLC	395,655	3,422,569
Aberdeen Asset Management PLC	320,575	1,013,590
Admiral Group PLC	87,399	1,965,521
Anglo American PLC (b)	564,744	7,979,173
Antofagasta PLC	161,562	1,337,677
Ashtead Group PLC	185,181	3,599,988
Associated British Foods PLC	142,588	4,811,213
AstraZeneca PLC	498,819	27,239,374
Auto Trader Group PLC (c)	426,256	2,143,010
Aviva PLC	1,550,728	9,237,108
Babcock International Group PLC	92,563	1,085,709
BAE Systems PLC	1,283,067	9,332,440
Barclays PLC	6,642,794	18,230,125
Barratt Developments PLC	352,834	2,005,900
Berkeley Group Holdings PLC	55,587	1,921,577
BHP Billiton PLC	817,387	13,015,264
BP PLC	7,359,713	46,097,023
British American Tobacco PLC	730,465	41,399,370
British Land Co. PLC	378,540	2,937,660
BT Group PLC	3,353,950	15,140,733
Bunzl PLC	122,835	3,188,958
Burberry Group PLC	168,822	3,111,206
Capita PLC	253,120	1,655,047
Carnival PLC	70,377	3,565,960
Centrica PLC	2,147,102	6,183,744
Cobham PLC	597,887	1,203,811
Coca-Cola European Partners PLC	82,063	2,590,009
Compass Group PLC	641,184	11,850,069
Croda International PLC	50,517	1,986,811
Diageo PLC	993,292	25,775,762
Direct Line Insurance Group PLC	569,933	2,593,848
Dixons Carphone PLC	437,899	1,912,517
easyJet PLC	78,213	967,449
Fiat Chrysler Automobiles NV	373,636	3,398,901
G4S PLC	679,699	1,964,584
GKN PLC	630,516	2,569,915
GlaxoSmithKline PLC	1,912,345	36,733,250
Hammerson PLC	305,226	2,151,095

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	15

Schedule of Investments (continued)	BlackRock International Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Hargreaves Lansdown PLC	115,669	$1,721,197
Hikma Pharmaceuticals PLC	50,179	1,169,556
HSBC Holdings PLC	7,793,963	62,886,449
IMI PLC	111,940	1,431,577
Imperial Brands PLC	375,061	16,345,358
Inmarsat PLC	155,332	1,437,224
InterContinental Hotels Group PLC	70,385	3,147,202
Intertek Group PLC	62,142	2,663,282
Intu Properties PLC	389,576	1,349,380
Investec PLC	227,765	1,493,819
ITV PLC	1,359,022	3,450,563
J. Sainsbury PLC	639,490	1,965,439
Johnson Matthey PLC	73,990	2,895,024
Kingfisher PLC	822,611	3,544,124
Land Securities Group PLC	286,183	3,759,620
Legal & General Group PLC	2,269,768	6,914,562
Lloyds Banking Group PLC	25,046,320	19,232,475
London Stock Exchange Group PLC	127,517	4,557,595
Marks & Spencer Group PLC	654,702	2,820,249
Meggitt PLC	341,331	1,927,561
Merlin Entertainments PLC (c)	248,144	1,369,876
Mondi PLC	140,924	2,877,984
National Grid PLC	1,460,438	17,063,373
NEX Group PLC	27	155
Next PLC	52,801	3,239,111
Old Mutual PLC	1,958,830	4,994,954
Pearson PLC	307,236	3,082,692
Persimmon PLC	114,776	2,504,139
Petrofac Ltd.	116,652	1,248,363
Provident Financial PLC	60,648	2,121,003
Prudential PLC	1,021,618	20,388,902
Randgold Resources Ltd.	34,302	2,635,334
Reckitt Benckiser Group PLC	250,479	21,217,555
RELX NV	388,380	6,532,505
RELX PLC	427,034	7,609,955
Rio Tinto PLC	482,505	18,421,067
Rolls-Royce Holdings PLC (b)	755,992	6,209,337
Royal Bank of Scotland Group PLC (b)	1,442,544	3,985,969
Royal Mail PLC	376,544	2,140,421
RSA Insurance Group PLC	379,711	2,738,214
Sage Group PLC	405,318	3,267,277
Schroders PLC	49,049	1,801,467
Segro PLC	287,065	1,623,643
Severn Trent PLC	95,270	2,603,612
Shire PLC	348,384	19,892,457
Sky PLC	411,612	5,017,932
Smith & Nephew PLC	356,285	5,347,558
Smiths Group PLC	149,175	2,596,704
SSE PLC	389,711	7,441,164
St. James’s Place PLC	199,892	2,493,408
Standard Chartered PLC (b)	1,287,208	10,497,069
Standard Life PLC	833,364	3,816,132
Tate & Lyle PLC	203,762	1,773,268

Common Stocks	Shares	Value
United Kingdom (continued)
Taylor Wimpey PLC	1,361,237	$2,567,404
Tesco PLC (b)	3,284,610	8,375,089
TP ICAP PLC	98,023	523,442
Travis Perkins PLC	104,893	1,875,087
Unilever PLC	508,820	20,576,608
United Utilities Group PLC	251,822	2,791,268
Vodafone Group PLC	10,490,611	25,816,102
Weir Group PLC	77,079	1,791,254
Whitbread PLC	75,686	3,520,773
William Hill PLC	398,465	1,423,216
WM Morrison Supermarkets PLC	834,006	2,368,810
Wolseley PLC	98,961	6,041,186
Worldpay Group PLC (c)	673,397	2,235,739
WPP PLC	510,116	11,351,823

		761,840,617
Total Common Stocks — 96.3%		4,748,176,995

Total Preferred Securities

Preferred Stock — 0.2%
Germany — 0.2%
Volkswagen AG, Preference Shares, 0.00%	74,238	10,387,167
Total Preferred Securities — 0.2%		10,387,167

Rights
Spain — 0.0%
Repsol SA (Expires 01/17/22) (b)	440,148	163,089
Total Long-Term Investments (Cost — $4,744,038,231) — 96.5%		4,758,727,251

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (e)(f)	25,377,782	25,377,782

	Investment Value (000)
SL Liquidity Series, LLC, Money Market Series, 0.95% (e)(f)(g)	$1,767	1,766,823
Total Short-Term Securities (Cost $27,144,593) — 0.6%		27,144,605
Total Investments (Cost — $4,771,182,824) — 97.1%		4,785,871,856
Other Assets Less Liabilities — 2.9%		144,414,188

Net Assets — 100.0%		$4,930,286,044

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

16	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock International Index Fund

(e)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015		Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	—		25,377,782	[1]	—	$25,377,782	$25,377,782	$23,820		$71
BlackRock Liquidity Funds, TempFund, Institutional Class	3,032,475	[2]	—		(3,032,475)[3]	—	—	27,522		—
SL Liquidity Series, LLC, Money Market Series	$5,230,513	[2]	—		$(3,463,867)[3]	$1,766,646	1,766,823	364,179	[4]	116
iShares MSCI EAFE	—		14,141,762		(14,141,762)	—	—	—		2,245,870
Total							$27,144,605	$415,521		$2,246,057

[1]    Represents net shares purchased by the Fund and Master International Index.

[2]    Represents net shares/investment value held by Master International Index as of December 31, 2015.

[3]    Represents net shares/investment value sold by the Fund and Master International Index.

[4]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1,778	Euro STOXX 50 Index	March 2017	$61,332,740	$737,221
439	FTSE 100 Index	March 2017	$38,142,157	516,384
467	Nikkei 225 Index	March 2017	$38,099,209	16,041
204	SPI 200 Index	March 2017	$20,724,421	244,977
Total				$1,514,623

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	[1]	—	—	$1,514,623	—	—	—	$1,514,623

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts		Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$17,683,310	[2]	—	—	—	$17,683,310
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$676,991	[2]	—	—	—	$676,991

[1] Includes cumulative appreciation (depreciation) on futures contract, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2] Includes $9,032,965 and $(1,181,516) in realized gain/loss and unrealized gain/loss, respectively, allocated from Master International Index through July 31, 2016.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$99,548,677	[1]

[1]	The number represents the average quarterly balances of outstanding derivative financial instruments held at the Fund or Master International Index, prior to August 1, 2016.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	17

Schedule of Investments (concluded)	BlackRock International Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$348,743,906	$8	$348,743,914
Austria	—	9,151,531	—	9,151,531
Belgium	$32,031,252	24,393,817	—	56,425,069
Denmark	—	78,186,588	—	78,186,588
Finland	—	45,934,749	—	45,934,749
France	—	481,265,944	—	481,265,944
Germany	1,770,063	430,288,967	—	432,059,030
Hong Kong	1,334,757	153,410,514	—	154,745,271
Ireland	4,656,968	30,079,785	—	34,736,753
Israel	20,747,347	11,444,649	—	32,191,996
Italy	2,912,404	87,117,877	—	90,030,281
Japan	—	1,148,914,278	—	1,148,914,278
Luxembourg	—	2,847,468	—	2,847,468
Mexico	—	1,424,698	—	1,424,698
Netherlands	13,935,536	231,916,196	—	245,851,732
New Zealand	—	8,470,839	—	8,470,839
Norway	—	31,535,780	—	31,535,780
Portugal	—	6,761,545	—	6,761,545
Singapore	874,115	58,128,259	—	59,002,374
Spain	—	148,125,410	—	148,125,410
Sweden	—	135,107,450	—	135,107,450
Switzerland	—	433,629,772	—	433,629,772
United Arab Emirates	—	1,193,906	—	1,193,906
United Kingdom	523,597	761,317,020	—	761,840,617
Preferred Stock	—	10,387,167	—	10,387,167
Rights	163,089	—	—	163,089
Short-Term Securities	25,377,782	—	—	25,377,782

SubTotal	$104,326,910	$4,679,778,115	$8	$4,784,105,033

Investments Valued at NAV[1]				1,766,823

Total				$4,785,871,856

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,514,623	—	—	$1,514,623

[1]    As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

18	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Statements of Assets and Liabilities

December 31, 2016	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Assets
Investments at value — unaffiliated (including securities loaned at value of $1,016,353)[1]	$4,758,727,251	—
Investments at value — from Master Small Cap Index Series (the “Series”)[2]	—	$406,357,180
Investments at value — affiliated[3]	27,144,605	—
Foreign currency at value[4]	126,780,023	—
Cash pledged for futures contracts	5,917,875	—
Receivables:
Capital shares sold	23,181,970	1,077,559
Dividends — unaffiliated	9,633,501	—
Investments sold	1,360,825	—
Variation margin on futures contracts	234,258	—
Securities lending income — affiliated	48,749	—
Dividends — affiliated	5,522	—
From the Administrator	—	6,253
Withdrawals from the Series	—	2,611,689
Prepaid expenses	147,841	43,003

Total assets	4,953,182,420	410,095,684

Liabilities
Cash collateral on securities loaned at value	1,766,695	—
Payables:
Capital shares redeemed	18,998,911	3,689,248
Variation margin on futures contracts	763,592	—
Professional fees	104,586	—
Investment advisory fees	41,559	—
Officer’s and Directors’ fees	28,049	—
Service fees	48,837	24,941
Administration fees	—	527
Other affiliates	14,395	—
Other accrued expenses	1,129,752	81,196

Total liabilities	22,896,376	3,795,912

Net Assets	$4,930,286,044	$406,299,772

Net Assets Consist of
Paid-in capital	$5,151,148,156	$333,797,516
Undistributed (distributions in excess of) net investment income	(5,856,612)	362,733
Undistributed net realized gain (accumulated net realized loss)	(231,059,676)	27,402,249
Net unrealized appreciation (depreciation)	16,054,176	44,737,274

Net Assets	$4,930,286,044	$406,299,772

Institutional:
Net assets	$649,763,133	$229,491,342

Shares outstanding, $0.0001 par value	55,995,334	12,921,212

Net asset value	$11.60	$17.76

Shares authorized	1.208 billion	208 million

Investor A:
Net assets	$238,052,891	$116,722,078

Shares outstanding, $0.0001 par value	20,629,304	6,566,123

Net asset value	$11.54	$17.78

Shares authorized	208 million	208 million

Class K:
Net assets	$4,042,470,020	$60,086,352

Shares outstanding, $0.0001 par value	348,173,358	3,376,971

Net asset value	$11.61	$17.79

Shares authorized	1.208 billion	1.208 billion

[1] Investments at cost — unaffiliated	$4,744,038,231	—
[2] Investments at cost — from Master Small Cap Index Series	—	$361,619,906
[3] Investments at cost — affiliated	$27,144,593	—
[4] Foreign currency at cost	$126,709,153	—

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	19

Statements of Operations

Year Ended December 31, 2016	BlackRock International Index Fund	BlackRock Small Cap Index Fund

Investment Income
Dividends — unaffiliated	$43,204,422	—
Securities lending — affiliated — net	112,153	—
Dividends — affiliated	24,304	—
Interest — unaffiliated	1,154	—
Foreign taxes withheld	(2,489,502)	—
Net investment income allocated from Master International Index/the Series:
Dividends — unaffiliated	91,662,709	$4,048,275
Securities lending — affiliated — net	252,026	558,814
Dividends — affiliated	27,038	65,004
Interest — unaffiliated	—	833
Foreign taxes withheld	(10,400,906)	(1,519)
Expenses	(967,751)	(215,981)
Fees waived	7,731	26,828

Total Investment Income	121,433,378	4,482,254

Expenses
Investment advisory	179,649	—
Administration	203,749	119,257
Service and distribution — class specific	488,401	242,591
Transfer agent — class specific	953,717	135,640
Accounting services	217,435	—
Custodian	271,190	—
Officer and Directors	70,784	21
Printing	159,118	29,308
Professional	78,592	58,712
Registration	139,996	72,588
Miscellaneous	62,013	10,590

Total expenses	2,824,644	668,707
Less:
Fees waived and/or reimbursed by the Manager	(6,761)	—
Fees waived by the Administrator	(73,679)	(117,740)
Fees reimbursed by the Administrator	—	(47,044)
Transfer agent fees waived and/or reimbursed — class specific	(355,810)	(32,564)
Fees paid indirectly	(46)	—

Total expenses after fees waived and/or reimbursed and paid indirectly	2,388,348	471,359

Net investment income	119,045,030	4,010,895

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from the Series from:
Net realized gain (loss) on investments, futures contracts, foreign currency transactions and capital gain distributions from investment companies — affiliated	—	3,092,483
Net realized gain (loss) allocated from Master International Index Series for the period January 1, 2016 to July 31, 2016 from:
Investments — unaffiliated	(173,866,087)	—
Futures contracts	9,032,965	—
Foreign currency transactions	4,167,690	—

	(160,665,432)	3,092,483

Net realized gain (loss) from:
Investments — unaffiliated	1,008,420	—
Investments — affiliated	2,245,986	—
Futures contracts	8,650,345	—
Foreign currency transactions	(7,233,087)	—
Capital gain distributions from investment companies — affiliated	71	—

	4,671,735	—

	(155,993,697)	3,092,483

Net change in unrealized appreciation (depreciation) allocated from Master Small Cap Index Series on investments, futures contracts and foreign currency translations	—	58,844,843
Net change in unrealized appreciation (depreciation) allocated from Master International Index Series for the period January 1, 2016 to July 31, 2016 from:
Investments — unaffiliated	189,418,651	—
Futures contracts	(1,181,516)	—
Foreign currency translations	294,718	—

	188,531,853	58,844,843

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(32,663,289)	—
Investments — affiliated	12	—
Futures contracts	1,858,507	—
Foreign currency translations	(345,120)	—

	(31,149,890)	—

	157,381,963	58,844,843

Net realized and unrealized gain (loss)	1,388,266	61,937,326

Net Increase in Net Assets Resulting from Operations	$120,433,296	$65,948,221

See Notes to Financial Statements.

20	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Statements of Changes in Net Assets

	BlackRock International Index Fund		BlackRock Small Cap Index Fund
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$119,045,030	$74,354,152	$4,010,895	$2,591,228
Net realized gain (loss)	(155,993,697)	(62,073,557)	3,092,483	34,918,848
Net change in unrealized appreciation (depreciation)	157,381,963	(120,265,106)	58,844,843	(49,576,309)

Net increase (decrease) in net assets resulting from operations	120,433,296	(107,984,511)	65,948,221	(12,066,233)

Distributions to Shareholders[1]
From net investment income:
Institutional	(17,200,955)	(63,271,021)	(2,573,983)	(1,402,219)
Investor A	(5,855,782)	(3,190,483)	(1,110,447)	(528,291)
Class K	(109,944,264)	(2,423,152)	(571,127)	(69,493)
From net realized gain:
Institutional	—	—	(7,238,603)	(3,470,794)
Investor A	—	—	(3,836,781)	(2,316,445)
Class K	—	—	(1,583,983)	(180,488)

Decrease in net assets resulting from distributions to shareholders	(133,001,001)	(68,884,656)	(16,914,924)	(7,967,730)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,958,596,053	1,047,843,791	112,849,771	130,987,610

Net Assets
Total increase in net assets	1,946,028,348	870,974,624	161,883,068	110,953,647
Beginning of year	2,984,257,696	2,113,283,072	244,416,704	133,463,057

End of year	$4,930,286,044	$2,984,257,696	$406,299,772	$244,416,704

Undistributed (distributions in excess of) net investment income, end of year	$(5,856,612)	$700,709	$362,733	$600,536

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	21

Financial Highlights	BlackRock International Index Fund

	Institutional
	Year Ended December 31,
	2016	2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of year	$11.81	$12.21	$13.11	$11.06		$9.63

Net investment income[1]	0.28	0.34	0.24	0.32		0.33
Net realized and unrealized gain (loss)	(0.16)	(0.46)	(1.04)	2.04		1.45

Net increase (decrease) from investment operations	0.12	(0.12)	(0.80)	2.36		1.78

Distributions from net investment income[2]	(0.33)	(0.28)	(0.10)	(0.31)		(0.35)

Net asset value, end of year	$11.60	$11.81	$12.21	$13.11		$11.06

Total Return[3]
Based on net asset value	0.99%	(0.91)%	(6.13)%	21.52%		18.58%

Ratios to Average Net Assets[4,5]
Total expenses	0.15%	0.12%	0.16%	0.40%		0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%	0.09%	0.11%	0.35%		0.34%

Net investment income	2.44%	2.68%	1.91%	2.64%		3.22%

Supplemental Data
Net assets, end of year (000)	$649,763	$2,702,936	$1,764,794	$71,826		$52,589

Portfolio turnover rate	42% [6]	9% [7]	6% [7]	8%	[7]	21%	[7]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of Master International Index’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of Master International Index’s allocated fees waived of less than 0.01%.

[6]	Portfolio turnover rate includes transactions from Master International Index prior to August 1, 2016.

[7]	Portfolio turnover rate of Master International Index.

See Notes to Financial Statements.

22	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Financial Highlights (continued)	BlackRock International Index Fund

	Investor A
	Year Ended December 31,
	2016	2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of year	$11.75	$12.12	$13.02	$10.99		$9.57

Net investment income[1]	0.32	0.32	0.41	0.29		0.30
Net realized and unrealized gain (loss)	(0.23)	(0.46)	(1.25)	2.02		1.45

Net increase (decrease) from investment operations	0.09	(0.14)	(0.84)	2.31		1.75

Distributions from net investment income[2]	(0.30)	(0.23)	(0.06)	(0.28)		(0.33)

Net asset value, end of year	$11.54	$11.75	$12.12	$13.02		$10.99

Total Return[3]
Based on net asset value	0.78%	(1.14)%	(6.45)%	21.20%		18.33%

Ratios to Average Net Assets[4,5]
Total expenses	0.38%	0.42%	0.52%	0.69%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.37%	0.37%	0.43%	0.60%		0.60%

Net investment income	2.78%	2.54%	3.13%	2.41%		2.90%

Supplemental Data
Net assets, end of year (000)	$238,053	$168,008	$332,475	$308,624		$223,754

Portfolio turnover rate	42% [6]	9% [7]	6% [7]	8%	[7]	21%	[7]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of Master International Index’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of Master International Index’s allocated fees waived of less than 0.01%.

[6]	Portfolio turnover rate includes transactions from Master International Index prior to August 1, 2016.

[7]	Portfolio turnover rate of Master International Index.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	23

Financial Highlights (concluded)	BlackRock International Index Fund

	Class K
	Year Ended December 31,
	2016	2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of year	$11.82	$12.21	$13.11	$11.06		$9.63

Net investment income[1]	0.38	0.28	0.34	0.28		0.22
Net realized and unrealized gain (loss)	(0.26)	(0.38)	(1.14)	2.09		1.57

Net increase (decrease) from investment operations	0.12	(0.10)	(0.80)	2.37		1.79

Distributions from net investment income[2]	(0.33)	(0.29)	(0.10)	(0.32)		(0.36)

Net asset value, end of year	$11.61	$11.82	$12.21	$13.11		$11.06

Total Return[3]
Based on net asset value	1.03%	(0.81)%	(6.12)%	21.57%		18.65%

Ratios to Average Net Assets[4,5]
Total expenses	0.07%	0.12%	0.15%	0.36%		0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.07%	0.11%	0.30%		0.29%

Net investment income	3.25%	2.25%	2.65%	2.29%		2.11%

Supplemental Data
Net assets, end of year (000)	$4,042,470	$113,314	$16,014	$2,336		$710

Portfolio turnover rate	42% [6]	9% [7]	6% [7]	8%	[7]	21%	[7]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of Master International Index’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of Master International Index’s allocated fees waived of less than 0.01%.

[6]	Portfolio turnover rate includes transactions from Master International Index prior to August 1, 2016.

[7]	Portfolio turnover rate of Master International Index.

See Notes to Financial Statements.

24	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional
	Year Ended December 31,
	2016		2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$15.32		$16.60	$17.51	$12.99	$11.51

Net investment income[1]	0.23		0.24	0.20	0.22	0.24
Net realized and unrealized gain (loss)	3.03		(0.97)	0.56	4.83	1.61

Net increase (decrease) from investment operations	3.26		(0.73)	0.76	5.05	1.85

Distributions:[2]
From net investment income	(0.22)		(0.14)	(0.26)	(0.19)	(0.37)
From net realized gain	(0.60)		(0.41)	(1.41)	(0.34)	—

Total distributions	(0.82)		(0.55)	(1.67)	(0.53)	(0.37)

Net asset value, end of year	$17.76		$15.32	$16.60	$17.51	$12.99

Total Return[3]
Based on net asset value	21.33%		(4.43)%	4.81%	39.14%	16.10%

Ratios to Average Net Assets[4,5]
Total expenses	0.19%	[6]	0.22%	0.35%	0.51%	0.60%

Total expenses after fees waived and/or reimbursed	0.14%	[6]	0.16%	0.23%	0.29%	0.28%

Net investment income	1.44%	[6]	1.47%	1.17%	1.45%	1.88%

Supplemental Data
Net assets, end of year (000)	$229,491		$148,148	$46,988	$60,707	$44,328

Portfolio turnover rate of the Series	39%		37%	21%	22%	68%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[6]	Excludes expenses incurred indirectly of 0.01% as a result of the Series’ investments in underlying funds.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	25

Financial Highlights (continued)	BlackRock Small Cap Index Fund

	Investor A
	Year Ended December 31,
	2016		2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$15.34		$16.61	$17.52	$13.01	$11.51

Net investment income[1]	0.18		0.18	0.16	0.19	0.21
Net realized and unrealized gain (loss)	3.03		(0.95)	0.56	4.82	1.62

Net increase (decrease) from investment operations	3.21		(0.77)	0.72	5.01	1.83

Distributions:[2]
From net investment income	(0.17)		(0.09)	(0.22)	(0.16)	(0.33)
From net realized gain	(0.60)		(0.41)	(1.41)	(0.34)	—

Total distributions	(0.77)		(0.50)	(1.63)	(0.50)	(0.33)

Net asset value, end of year	$17.78		$15.34	$16.61	$17.52	$13.01

Total Return[3]
Based on net asset value	21.04%		(4.66)%	4.54%	38.72%	15.96%

Ratios to Average Net Assets[4,5]
Total expenses	0.49%	[6]	0.53%	0.63%	0.77%	0.88%

Total expenses after fees waived and/or reimbursed	0.41%	[6]	0.43%	0.48%	0.55%	0.55%

Net investment income	1.14%	[6]	1.09%	0.95%	1.20%	1.64%

Supplemental Data
Net assets, end of year (000)	$116,722		$87,930	$83,859	$83,118	$49,303

Portfolio turnover rate of the Series	39%		37%	21%	22%	68%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[6]	Excludes expenses incurred indirectly of 0.01% as a result of the Series’ investments in underlying funds.

See Notes to Financial Statements.

26	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Class K
	Year Ended December 31,
	2016		2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$15.35		$16.62	$17.53	$13.01	$11.51

Net investment income[1]	0.24		0.25	0.23	0.25	0.25
Net realized and unrealized gain (loss)	3.02		(0.97)	0.54	4.81	1.62

Net increase (decrease) from investment operations	3.26		(0.72)	0.77	5.06	1.87

Distributions:[2]
From net investment income	(0.22)		(0.14)	(0.27)	(0.20)	(0.37)
From net realized gain	(0.60)		(0.41)	(1.41)	(0.34)	—

Total distributions	(0.82)		(0.55)	(1.68)	(0.54)	(0.37)

Net asset value, end of year	$17.79		$15.35	$16.62	$17.53	$13.01

Total Return[3]
Based on net asset value	21.32%		(4.41)%	4.87%	39.14%	16.30%

Ratios to Average Net Assets[4,5]
Total expenses	0.17%	[6]	0.21%	0.32%	0.49%	0.68%

Total expenses after fees waived and/or reimbursed	0.10%	[6]	0.13%	0.18%	0.25%	0.25%

Net investment income	1.48%	[6]	1.50%	1.35%	1.57%	1.99%

Supplemental Data
Net assets, end of year (000)	$60,086		$8,338	$2,617	$1,196	$40

Portfolio turnover rate of the Series	39%		37%	21%	22%	68%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[6]	Excludes expenses incurred indirectly of 0.01% as a result of the Series’ investments in underlying funds.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	27

Notes to Financial Statements	BlackRock Index Funds, Inc.

1. Organization:

BlackRock International Index Fund and BlackRock Small Cap Index Fund are each a series of BlackRock Index Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock International Index Fund	International Index	Diversified
BlackRock Small Cap Index Fund	Small Cap Index	Diversified

Small Cap Index seeks to achieve its investment objectives by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), an affiliate of Small Cap Index, which has the same investment objectives and strategies as Small Cap Index. The value of Small Cap Index’s investment in the Series reflects Small Cap Index’s proportionate interest in the net assets of the Series. The performance of Small Cap Index is directly affected by the performance of the Series. At December 31, 2016, the percentage of the Series owned by the Small Cap Index was 61.0%. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Small Cap Index’s financial statements.

Prior to August 1, 2016, International Index invested all of its assets in Master International Index Series (“Master International Index”), an affiliate of International Index, which had the same investment objective and strategies as International Index. The value of International Index’s investment in Master International Index reflected International Index’s proportionate interest in the net assets of Master International Index. The performance of International Index was directly affected by the performance of Master International Index. As of July 31, 2016, International Index owned 100% of Master International Index. For the period January 1, 2016 to July 31, 2016, Master International Index allocated $80,580,847, $(160,665,432) and $188,531,853 from net investment income, net realized losses and net change in unrealized appreciation (depreciation), respectively, to International Index.

On August 1, 2016, International Index ceased to invest in Master International Index as part of a “master-feeder” structure and began to operate as a stand-alone fund. In connection with this change, International Index entered into a management agreement with BlackRock Advisors, LLC (the “Manager”), the terms of which are substantially the same as the management agreement between BlackRock Advisors, LLC and Master International Index, including the management fee rate. International Index received net assets of $3,542,759,348, which included net unrealized appreciation of $47,204,065, in exchange for its ownership in Master International Index which included net unrealized appreciation of $60,197,540. The cost basis for the investments received from Master International Index was carried forward to align ongoing reporting of International Index’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The change into a stand-alone structure did not result in a change in net assets of International Index and did not create a taxable event for International Index.

The Funds offer multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Directors of the Corporation and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager” and/or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: International Index’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

28	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

International Index does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. International Index reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where International Index enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, International Index may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, International Index may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For International Index, for financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when International Index is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For Small Cap Index, for financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. Small Cap Index records its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses on a daily basis. Prior to August 1, 2016, International Index, for financial reporting purposes, contributions to and withdrawals from Master International Index were accounted for on a trade date basis. International Index recorded its proportionate share of Master International Index’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available and have been excluded from the fair value hierarchy. As of December 31, 2016, certain investments of International Index were valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the International Index’s presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager and/or Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Small Cap Index’s policy is to value its financial instruments at fair value. Small Cap Index records its investment in the Series at fair value based on Small Cap Index’s proportionate interest in the net assets of the Series. Prior to August 1, 2016, International Index recorded its investment in Master International Index at fair value based on International Index’s proportionate interest in the net

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	29

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

assets of Master International Index. Valuation of securities held by the Series is discussed in Note 3 of the Series’ Notes to Financial Statements, which are included elsewhere in this report. International Index’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. International Index determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the International Index’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of International Index’s net assets. Each business day, International Index uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

International Index values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that International Index might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of Corporation’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

30	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)   recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)   future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)   audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by International Index. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date International Index is calculating its NAV. This factor may result in a difference between the value of the investment and the price International Index could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that International Index has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including International Index’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Corporation’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	31

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

Securities Lending: International Index may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with International Index collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by International Index is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of International Index and any additional required collateral is delivered to International Index, or excess collateral returned by International Index, on the next business day. During the term of the loan, International Index is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in International Index’s Schedule of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by International Index under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, International Index, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and International Index can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of International Index’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$233,446	$(233,446)	—
Morgan Stanley & Co. LLC	417,391	(417,391)	—
SG Americas Securities LLC	365,516	(365,516)	—

Total	$1,016,353	$(1,016,353)	—

[1]

Cash collateral with a value of $1,766,695 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, International Index benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. International Index could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

International Index engages in various portfolio investment strategies using derivative contracts both to increase its returns and/or to manage its exposure to certain risks such as equity risk. Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: International Index invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between International Index and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, International Index is required to deposit

32	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, International Index agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory and Administration Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory and Administration: Effective August 1, 2016, the Corporation, on behalf of International Index, entered into an Investment Advisory Agreement with the Manager, International Index’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of International Index’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of International Index. For such services, International Index pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Fund’s net assets. Prior to August 1, 2016, International Index paid an administration fee of 0.01% of the average daily value of International Index’s net assets.

The Corporation, on behalf of Small Cap Index, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, Small Cap Index pays the Administrator a monthly fee at an annual rate of 0.04% of the average daily net assets of Small Cap Index. Small Cap Index does not pay an investment advisory fee or investment management fee.

Service Fees: The Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	International Index	Small Cap Index
Investor A	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to the shareholders.

For the year ended December 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	International Index	Small Cap Index
Investor A	$488,401	$242,591

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide Small Cap Index with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2016, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Total
Small Cap Index	$403	—	—	$403

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	33

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

The Manager and/or Administrator maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended December 31, 2016, each Fund reimbursed the Manager and/or Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Total
International Index	$5,486	$2,709	$6,722	$14,917
Small Cap Index	—	$2,959	$162	$3,121

For the year ended December 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Total
International Index	$509,725	$137,275	$306,717	$953,717
Small Cap Index	$55,004	$76,756	$3,880	$135,640

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager and/or Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The current expense limitations as a percentage of each Fund’s average daily net assets are as follows:

Institutional	0.12%
Investor A	0.37%
Class K	0.07%

Prior to October 5, 2016, for Small Cap Index, the expense limitations as a percentage of average daily net assets were as follows:

Institutional	0.17%
Investor A	0.42%
Class K	0.12%

The Manager and/or Administrator has agreed not to reduce or discontinue these contractual expense limitations prior to May 1, 2018, unless approved by the Board, including a majority of the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”) or by a vote of a majority of the outstanding voting securities of the Funds. For the year ended December 31, 2016, the Manager and/or Administrator waived and/or reimbursed the following amounts, which are shown as fees waived by the Administrator, fees reimbursed by the Administrator, fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

	Institutional	Investor A	Class K	Total
International Index	$37,722	$4,128	$31,829	$73,679
Small Cap Index	$97,017	$53,841	$13,926	$164,784

For the year ended December 31, 2016, for International Index, the Manager waived and/or reimbursed $146, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the year ended December 31, 2016, the amounts shown as transfer agent fees waived and/or reimbursed-class specific were as follows:

	Institutional	Investor A	Class K	Total
International Index	$242,739	$23,323	$89,748	$355,810
Small Cap Index	—	$28,696	$3,868	$32,564

With respect to International Index, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statements of Operations. For the year ended December 31, 2016, the amount waived was $6,181.

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee payable by International Index with respect to any portion of the Fund’s assets invested in equity or fixed-income mutual funds or exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice. International Index waived $434 pursuant to these arrangements.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for International Index, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. International Index is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by International Index.

34	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. International Index retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, International Index retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, International Index, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by International Index is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended December 31, 2016, International Index paid BIM the following amounts in total for securities lending agent services and collateral investment fees:

International Index	$91,048

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If a Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the Funds did not participate in the Interfund Lending Program.

Officers and Directors: Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager and/or Administrator for a portion of the compensation paid to the Corporations’ Chief Compliance Officer, which is included in Officer in the Statements of Operations.

Other Transactions: International Index may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$99,083,288	$450,528	$(49,570)

7. Purchases and Sales:

For International Index, for the year ended December 31, 2016, purchases and sales of investments, excluding short-term securities were $3,422,611,379 and $1,587,879,095, respectively, including purchases and sales of investments of $1,185,893,972 and $718,874,015, respectively, from Master International Index prior to August 1, 2016.

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	35

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the income recognized from partnership interests, foreign currency transactions, the character of proceeds from redeemed shares, and the expiration of capital loss carryforwards were reclassified to the following accounts:

	International Index	Small Cap Index
Paid in capital	$(18,669,139)	$2,572,596
Undistributed net investment income	$7,398,650	$6,859
Accumulated net realized loss	$11,270,489	$(2,579,455)

The tax character of distributions paid was as follows:

		International Index	Small Cap Index
Ordinary income[1]	12/31/16	$133,001,001	$7,403,968
	12/31/15	$68,884,656	$2,021,900
Long-term capital gains[1]	12/31/16	—	12,080,673
	12/31/15	—	5,945,830

Total	12/31/16	$133,001,001	$19,484,641

	12/31/15	$68,884,656	$7,967,730

[1]	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of period ended, the tax components of accumulated net earnings (losses) were as follows:

	International Index	Small Cap Index
Undistributed net investment income	—	$362,733
Capital loss carryforwards	$(166,665,666)	—
Net unrealized gains (losses)[1]	(50,462,143)	72,139,523
Qualified late-year losses[2]	(3,734,303)	—

Total	$(220,862,112)	$72,502,256

[1]

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing of income recognition on partnership interests, the tax deferral of losses on wash sales, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[2]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of period end, International Index had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,	International Index
No expiration date[1]	$160,069,480
2017	6,596,186

Total	$166,665,666

[1]	Must be utilized prior to losses subject to expiration.

As of December 31, 2016, International Index’s gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,836,429,129

Gross unrealized appreciation	$221,202,248
Gross unrealized depreciation	(271,759,521)

Net unrealized depreciation	$(50,557,273)

9. Bank Borrowings:

International Index, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, International Index may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including International Index, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if

36	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, International Index did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, International Index invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by International Index may decline in response to certain events, including those directly involving the issuers of securities owned by International Index. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. International Index may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. International Index may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause International Index’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of International Index may lose value, regardless of the individual results of the securities and other instruments in which International Index invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from International Index’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore International Index’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by International Index, and International Index could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. International Index’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, International Index may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: International Index invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	37

Notes to Financial Statements (continued)	BlackRock Index Funds, Inc.

International Index invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

As of period end, International Index’s investments had the following industry classifications:

Industry	Percent of Net Assets
Bank	12%
Pharmaceuticals	8
Insurance	6
Oil, Gas & Consumable Fuels	5
Other[1]	69

[1]	All other industries held was less than 5% of net assets.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
International Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	46,940,980	$539,320,569	129,253,779	$1,676,077,062
Shares issued in reinvestment of distributions	1,417,534	16,387,510	5,397,919	62,660,086
Shares redeemed	(221,253,679)	(2,359,024,651)	(50,322,944)	(632,293,953)

Net increase (decrease)	(172,895,165)	$(1,803,316,572)	84,328,754	$1,106,443,195

Investor A
Shares sold	12,259,774	$140,963,736	10,737,540	$135,131,083
Shares issued in reinvestment of distributions	506,036	5,814,683	272,793	3,158,559
Shares redeemed	(6,435,224)	(74,118,861)	(24,137,174)	(298,272,532)

Net increase (decrease)	6,330,586	$72,659,558	(13,126,841)	$(159,982,890)

Class K
Shares sold	470,599,166	$5,227,329,648	9,109,639	$111,769,916
Shares issued in reinvestment of distributions	7,791,229	90,071,735	145,522	1,687,623
Shares redeemed	(139,807,306)	(1,628,148,316)	(976,141)	(12,074,053)

Net increase	338,583,089	$3,689,253,067	8,279,020	$101,383,486

Total Net Increase	172,018,510	$1,958,596,053	79,480,933	$1,047,843,791

Small Cap Index
Institutional
Shares sold	9,719,997	$152,952,403	10,457,624	$172,750,723
Shares issued in reinvestment of distributions	548,537	9,697,642	309,095	4,805,308
Shares redeemed	(7,016,158)	(110,173,690)	(3,928,047)	(64,210,331)

Net increase	3,252,376	$52,476,355	6,838,672	$113,345,700

Investor A
Shares sold	2,332,975	$36,799,680	2,588,913	$43,034,640
Shares issued in reinvestment of distributions	269,661	4,760,921	172,798	2,734,164
Shares redeemed	(1,768,237)	(28,054,830)	(2,077,241)	(34,522,308)

Net increase	834,399	$13,505,771	684,470	$11,246,496

38	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	BlackRock Index Funds, Inc.

	Year Ended December 31, 2016		Year Ended December 31, 2015
Small Cap Index (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	3,338,773	$54,919,479	437,622	$7,261,825
Shares issued in reinvestment of distributions	121,360	2,155,111	15,971	249,981
Shares redeemed	(626,556)	(10,206,945)	(67,612)	(1,116,392)

Net increase	2,833,577	$46,867,645	385,981	$6,395,414

Total Net Increase	6,920,352	$112,849,771	7,909,123	$130,987,610

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	39

Report of Independent Registered Public Accounting Firm	BlackRock Index Funds, Inc.

To the Shareholders of BlackRock International Index Fund and BlackRock Small Cap Index Fund and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BlackRock International Index Fund and BlackRock Small Cap Index Fund, each a series included in BlackRock Index Funds, Inc., (the “Funds”) including the schedule of investments of International Index Fund as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock International Index Fund and BlackRock Small Cap Index Fund, each of BlackRock Index Funds, Inc., as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 23, 2017

Important Tax Information (Unaudited)

During the fiscal year ended December 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Funds.

	Payable Date	International Index	Small Cap Index
Qualified Dividend Income for Individuals[1,2]	7/21/2016 12/16/2016	100.00% 85.33%	73.79% 47.09%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	7/21/2016 12/16/2016	— —	69.36% 44.84%
Foreign Source Income[2]	7/21/2016 12/16/2016	100.00% 100.00%	— —
Foreign Taxes Paid Per Share[3]	7/21/2016 12/16/2016	$0.000291 $0.031728	— —

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Funds on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, Small Cap Index Fund distributed long-term capital gains of $0.074233 and $0.46844 per share to shareholders of record on July 20, 2016 and December 15, 2016, respectively.

40	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Series Portfolio Information as of December 31, 2016	Quantitative Master Series LLC

Master Small Cap Index Series

Ten Largest Holdings	Percent of Net Assets
Advanced Micro Devices, Inc.	0.4%
Microsemi Corp.	0.3
Webster Financial Corp.	0.3
Prosperity Bancshares, Inc.	0.3
Bank of the Ozarks, Inc.	0.2
RSP Permian, Inc.	0.2
Curtiss-Wright Corp.	0.2
Aspen Technology, Inc.	0.2
EMCOR Group, Inc.	0.2
XPO Logistics, Inc.	0.2

Sector Allocation	Percent of Net Assets
Financials	19%
Information Technology	16
Industrials	14
Consumer Discretionary	12
Health Care	12
Real Estate	8
Materials	5
Energy	4
Utilities	3
Consumer Staples	3
Telecommunication Services	1
Short-Term Securities	7
Liabilities in Excess of Other Assets	(4)

For Series compliance purposes, the Series’ sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	41

Schedule of Investments December 31, 2016	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.1%
Cogint, Inc. (a)	4,766	$16,443
Marchex, Inc., Class B (a)	9,758	25,859
MDC Partners, Inc., Class A	16,915	110,793
National CineMedia, Inc.	21,290	313,602
QuinStreet, Inc. (a)	13,109	49,290
Trade Desk, Inc., Class A (a)	2,011	55,644
Viad Corp.	6,956	306,759

		878,390
Aerospace — 1.2%
AAR Corp.	11,197	370,061
Aerojet Rocketdyne Holdings, Inc. (a)	20,213	362,823
Aerovironment, Inc. (a)	6,728	180,512
Astronics Corp. (a)	6,643	224,799
Cubic Corp.	8,613	412,993
Curtiss-Wright Corp.	15,031	1,478,449
Ducommun, Inc. (a)	3,426	87,569
Esterline Technologies Corp. (a)	10,232	912,695
Kaman Corp.	9,076	444,089
KLX, Inc. (a)	18,848	850,233
Kratos Defense & Security Solutions, Inc. (a)	19,781	146,379
Moog, Inc., Class A (a)	11,205	735,944
Teledyne Technologies, Inc. (a)	11,621	1,429,383
Triumph Group, Inc.	16,681	442,047

		8,077,976
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	1,015	27,557
Andersons, Inc.	9,201	411,285
Cal-Maine Foods, Inc. (b)	10,489	463,352
Calavo Growers, Inc.	5,290	324,806
Fresh Del Monte Produce, Inc.	11,156	676,388
Limoneira Co.	3,873	83,308
Sanderson Farms, Inc.	6,948	654,780
Seaboard Corp. (a)	90	355,679

		2,997,155
Air Transport — 0.5%
Air Transport Services Group, Inc. (a)	16,645	265,654
Allegiant Travel Co.	4,520	752,128
Atlas Air Worldwide Holdings, Inc. (a)	8,310	433,367
Bristow Group, Inc.	11,655	238,694
Era Group, Inc. (a)	6,888	116,889
Hawaiian Holdings, Inc. (a)	17,995	1,025,715
PHI, Inc. (a)	3,821	68,855
SkyWest, Inc.	17,365	632,954

		3,534,256
Alternative Energy — 0.3%
Ameresco, Inc., Class A (a)	7,361	40,486
Atlantica Yield PLC	20,264	392,109
Cobalt International Energy, Inc. (a)	133,900	163,358
EnerNOC, Inc. (a)	8,865	53,190
EP Energy Corp., Class A (a)	12,255	80,270
Green Brick Partners, Inc. (a)	7,300	73,365
Green Plains, Inc.	12,359	344,198
REX American Resources Corp. (a)	2,072	204,610
TerraForm Global, Inc., Class A (a)	30,295	119,665
TerraForm Power, Inc., Class A (a)	29,469	377,498
Vivint Solar, Inc. (a)(b)	7,937	20,239

		1,868,988

Common Stocks	Shares	Value
Aluminum — 0.1%
Century Aluminum Co. (a)	17,144	$146,753
Kaiser Aluminum Corp.	6,015	467,305

		614,058
Asset Management & Custodian — 0.6%
Arlington Asset Investment Corp., Class A	4,608	68,291
B. Riley Financial, Inc.	3,026	55,830
Calamos Asset Management, Inc., Class A	6,201	53,019
Cohen & Steers, Inc.	7,282	244,675
Cowen Group, Inc., Class A (a)	8,523	132,106
Diamond Hill Investment Group, Inc.	1,240	260,871
Fifth Street Asset Management, Inc.	1,579	10,579
Financial Engines, Inc.	18,957	696,670
GAMCO Investors, Inc., Class A	1,534	47,385
KCG Holdings, Inc., Class A (a)	18,231	241,561
Manning & Napier, Inc.	5,048	38,112
Medley Management, Inc. (b)	1,457	14,424
OM Asset Management PLC	14,728	213,556
Oppenheimer Holdings, Inc., Class A	3,469	64,523
PJT Partners, Inc., Class A	5,835	180,185
Pzena Investment Management, Inc., Class A	4,681	52,006
Silvercrest Asset Management Group, Inc., Class A	2,757	36,255
Virtus Investment Partners, Inc.	1,563	184,512
Waddell & Reed Financial, Inc., Class A	28,525	556,523
Westwood Holdings Group, Inc.	2,807	168,392
Wins Finance Holdings, Inc. (a)(b)	443	79,740
WisdomTree Investments, Inc.	38,726	431,408

		3,830,623
Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	26,887	518,919
Dana, Inc.	51,384	975,268
Dorman Products, Inc. (a)	9,137	667,549
Federal-Mogul Holdings Corp. (a)	10,078	103,904
Fox Factory Holding Corp. (a)	8,496	235,764
Gentherm, Inc. (a)	12,390	419,402
Horizon Global Corp. (a)	6,394	153,456
Meritor, Inc. (a)	27,868	346,121
Metaldyne Performance Group, Inc.	4,940	113,373
Standard Motor Products, Inc.	7,270	386,909
Stoneridge, Inc. (a)	8,789	155,477
Superior Industries International, Inc.	8,644	227,769
Tenneco, Inc. (a)	19,267	1,203,610
Tower International, Inc.	8,047	228,133
Unique Fabricating, Inc.	1,757	25,652
Workhorse Group, Inc. (a)(b)	3,137	22,147

		5,783,453
Auto Services — 0.1%
Cooper Tire & Rubber Co.	19,061	740,520
Back Office Support, HR & Consulting — 1.8%
Advisory Board Co. (a)	13,972	464,569
Angie’s List, Inc. (a)	13,247	109,023
Barrett Business Services, Inc.	2,316	148,456
CBIZ, Inc. (a)	16,729	229,187
CEB, Inc.	11,441	693,325
Convergys Corp.	31,045	762,465
CRA International, Inc.	2,703	98,930
DHI Group, Inc. (a)	16,605	103,781
ExlService Holdings, Inc. (a)	11,123	561,044
Forrester Research, Inc.	3,346	143,711
FTI Consulting, Inc. (a)	14,756	665,200

Portfolio Abbreviations

REIT	Real Estate Investment Trust
CVR	Contingent Value Rights

See Notes to Financial Statements.

42	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (continued)
GP Strategies Corp. (a)	4,113	$117,632
Hackett Group, Inc.	8,055	142,251
Heidrick & Struggles International, Inc.	6,010	145,141
Huron Consulting Group, Inc. (a)	7,435	376,583
ICF International, Inc. (a)	6,229	343,841
Insperity, Inc.	5,306	376,461
Kelly Services, Inc., Class A	10,311	236,328
Kforce, Inc.	9,917	229,083
Korn/Ferry International	19,441	572,149
Liquidity Services, Inc. (a)	8,361	81,520
MAXIMUS, Inc.	22,188	1,237,869
Navigant Consulting, Inc. (a)	16,258	425,634
NV5 Global Inc. (a)	2,457	82,064
On Assignment, Inc. (a)	17,780	785,165
Patriot National, Inc. (a)(b)	3,725	17,321
Paylocity Holding Corp. (a)	7,479	224,445
PFSweb, Inc. (a)	5,043	42,865
Resources Connection, Inc.	14,920	287,210
RPX Corp. (a)	21,229	229,273
ServiceSource International, Inc. (a)	20,208	114,781
Sykes Enterprises, Inc. (a)	13,366	385,743
TeleTech Holdings, Inc.	6,755	206,027
TriNet Group, Inc. (a)	14,485	371,106
TrueBlue, Inc. (a)	14,423	355,527
WageWorks, Inc. (a)	12,568	911,180

		12,276,890
Banks: Diversified — 11.0%
1st Source Corp.	5,430	242,504
Access National Corp. (b)	2,690	74,674
ACNB Corp.	2,027	63,344
Allegiance Bancshares, Inc. (a)	3,666	132,526
Ambac Financial Group, Inc. (a)	11,687	262,957
American National Bankshares, Inc.	2,668	92,846
Ameris Bancorp	11,535	502,926
Ames National Corp.	2,643	87,219
Arrow Financial Corp.	3,684	149,202
Atlantic Capital Bancshares, Inc. (a)	5,755	109,345
Bancfirst Corp.	2,683	249,653
Banco Latinoamericano de Comercio Exterior SA	10,387	305,793
Bancorp, Inc. (a)	17,555	137,982
BancorpSouth, Inc.	29,865	927,308
Bank of Marin Bancorp	1,993	139,012
Bank of NT Butterfield & Son Ltd.	4,116	129,407
Bank of the Ozarks, Inc.	30,347	1,595,949
Bankwell Financial Group, Inc.	1,910	62,075
Banner Corp.	10,189	568,648
Bar Harbor Bankshares	2,022	95,701
Beneficial Bancorp, Inc.	23,819	438,270
BNC Bancorp	13,786	439,773
Boston Private Financial Holdings, Inc.	27,834	460,653
Bridge Bancorp, Inc.	6,352	240,741
Bryn Mawr Bank Corp.	5,484	231,151
C&F Financial Corp.	1,151	57,377
Camden National Corp.	5,324	236,652
Capital City Bank Group, Inc.	3,482	71,311
Capitol Federal Financial, Inc.	43,901	722,610
Capstar Financial Holdings, Inc. (a)	1,440	31,622
Cardinal Financial Corp.	10,730	351,837
Carolina Financial Corp.	3,378	104,009
Cascade Bancorp (a)	10,653	86,502
Cathay General Bancorp	25,709	977,713
Centerstate Banks, Inc.	15,803	397,762
Central Pacific Financial Corp.	10,366	325,700
Central Valley Community Bancorp	3,041	60,698
Century Bancorp, Inc., Class A	976	58,560
Charter Financial Corp.	4,092	68,214

Common Stocks	Shares	Value
Banks: Diversified (continued)
Chemical Financial Corp.	22,481	$1,217,796
Chemung Financial Corp. (b)	813	29,553
Citizens & Northern Corp.	3,803	99,639
City Holding Co.	5,006	338,406
CNB Financial Corp.	4,658	124,555
CoBiz Financial, Inc.	12,258	207,038
Codorus Valley Bancorp, Inc.	2,725	77,935
Columbia Banking System, Inc.	20,235	904,100
Community Bank System, Inc.	14,774	912,885
Community Trust Bancorp, Inc.	6,146	304,842
ConnectOne Bancorp, Inc.	11,383	295,389
County Bancorp, Inc.	1,834	49,463
CU Bancorp (a)	5,413	193,785
Customers Bancorp, Inc. (a)	8,421	301,640
CVB Financial Corp.	35,136	805,668
Eagle Bancorp, Inc. (a)	10,681	651,007
Enterprise Bancorp, Inc.	3,058	114,858
Enterprise Financial Services Corp.	6,623	284,789
Equity Bancshares, Inc., Class A (a)	1,693	56,953
EverBank Financial Corp.	35,605	692,517
Farmers Capital Bank Corp.	2,385	100,289
Farmers National Banc Corp.	8,299	117,846
FB Financial Corp. (a)	2,494	64,719
Fidelity Southern Corp.	6,842	161,950
Financial Institutions, Inc.	4,574	156,431
First Bancorp, Inc.	3,341	110,587
First Bancorp, North Carolina	6,487	176,057
First BanCorp, Puerto Rico (a)	41,126	271,843
First Busey Corp.	10,619	326,853
First Business Financial Services, Inc.	2,613	61,980
First Citizens BancShares, Inc., Class A	2,591	919,805
First Commonwealth Financial Corp.	30,226	428,605
First Community Bancshares, Inc.	5,156	155,402
First Community Financial Partners, Inc. (a)	4,742	55,481
First Connecticut Bancorp, Inc.	4,683	106,070
First Financial Bancorp	20,779	591,163
First Financial Bankshares, Inc.	22,085	998,242
First Financial Corp.	3,533	186,542
First Foundation, Inc. (a)	4,449	126,797
First Internet Bancorp	1,767	56,544
First Interstate Bancsystem, Inc., Class A	6,683	284,362
First Merchants Corp.	13,860	521,829
First Mid-Illinois Bancshares, Inc.	2,632	89,488
First Midwest Bancorp, Inc.	28,399	716,507
First NBC Bank Holding Co. (a)	5,355	39,092
First Northwest Bancorp (a)	3,960	61,776
First of Long Island Corp.	7,056	201,449
Flagstar Bancorp, Inc. (a)	7,364	198,386
FNB Corp.	72,063	1,155,170
Franklin Financial Network, Inc. (a)	4,016	168,070
Fulton Financial Corp.	59,066	1,110,441
German American Bancorp, Inc.	5,516	290,197
Glacier Bancorp, Inc.	26,370	955,385
Great Western Bancorp, Inc.	20,432	890,631
Guaranty Bancorp	6,103	147,693
Hancock Holding Co.	26,085	1,124,263
Hanmi Financial Corp.	10,751	375,210
HarborOne Bancorp, Inc. (a)	4,861	94,012
Heartland Financial USA, Inc.	7,976	382,848
Heritage Commerce Corp.	8,470	122,222
Heritage Oaks Bancorp	8,133	100,280
Home BancShares, Inc.	41,529	1,153,260
Hope Bancorp, Inc.	44,564	975,506
Horizon Bancorp	6,467	181,076
Iberiabank Corp.	15,278	1,279,532
Independent Bank Corp.	15,333	759,922
Independent Bank Group, Inc.	3,838	239,491

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	43

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
International Bancshares Corp.	19,092	$778,954
Janus Capital Group, Inc.	50,113	665,000
Lake Sunapee Bank Group	2,726	64,306
Lakeland Bancorp, Inc.	15,016	292,812
Lakeland Financial Corp.	8,233	389,915
LCNB Corp.	2,841	66,053
Live Oak Bancshares, Inc.	6,669	123,377
Macatawa Bank Corp. (b)	8,561	89,120
MainSource Financial Group, Inc.	8,932	307,261
MB Financial, Inc.	25,922	1,224,296
MBT Financial Corp.	6,131	69,587
Mercantile Bank Corp.	5,252	198,000
Merchants Bancshares, Inc.	1,879	101,842
Middleburg Financial Corp.	1,526	53,029
Midland States Bancorp, Inc.	1,302	47,106
National Bank Holdings Corp., Class A	8,298	264,623
National Bankshares, Inc.	2,225	96,676
National Commerce Corp. (a)	2,881	107,029
NBT Bancorp, Inc.	14,363	601,522
Nicolet Bankshares, Inc. (a)	2,554	121,800
Northrim BanCorp, Inc.	2,202	69,583
OFG Bancorp	14,216	186,230
Old Line Bancshares, Inc.	2,828	67,815
Old National Bancorp	46,524	844,411
Old Second Bancorp, Inc.	9,377	103,616
Opus Bank	5,640	169,482
Orrstown Financial Services, Inc.	2,428	54,387
Pacific Continental Corp.	6,721	146,854
Pacific Mercantile Bancorp (a)	5,653	41,267
Pacific Premier Bancorp, Inc. (a)	9,416	332,856
Paragon Commercial Corp. (a)	497	21,729
Park National Corp.	4,494	537,752
Park Sterling Corp.	17,053	184,002
Peapack Gladstone Financial Corp.	5,209	160,854
Penns Woods Bancorp, Inc.	1,510	76,255
People’s Utah Bancorp	4,235	113,710
Peoples Bancorp, Inc.	5,674	184,178
Peoples Financial Services Corp.	2,292	111,620
Pinnacle Financial Partners, Inc.	14,809	1,026,264
Preferred Bank	4,204	220,374
Premier Financial Bancorp, Inc.	3,144	63,194
PrivateBancorp, Inc.	26,717	1,447,794
Prosperity Bancshares, Inc.	22,821	1,638,091
Provident Financial Services, Inc.	21,225	600,667
QCR Holdings, Inc.	3,939	170,559
Renasant Corp.	13,852	584,831
Republic Bancorp, Inc., Class A	3,255	128,703
Republic First Bancorp, Inc. (a)(b)	17,710	147,878
S&T Bancorp, Inc.	11,643	454,543
Sandy Spring Bancorp, Inc.	8,088	323,439
Seacoast Banking Corp. of Florida (a)	9,766	215,438
ServisFirst Bancshares, Inc.	15,622	584,888
Shore Bancshares, Inc.	4,291	65,438
Sierra Bancorp	3,656	97,213
Simmons First National Corp., Class A	9,948	618,268
South State Corp.	8,284	724,022
Southern First Bancshares, Inc. (a)	2,023	72,828
Southern National Bancorp of Virginia, Inc.	3,786	61,863
Southside Bancshares, Inc.	9,030	340,160
Southwest Bancorp, Inc.	5,990	173,710
State Bank Financial Corp.	12,017	322,777
Stock Yards Bancorp, Inc.	7,284	341,984
Stonegate Bank	3,995	166,711
Suffolk Bancorp	3,760	161,003
Summit Financial Group, Inc. (b)	2,784	76,644
Texas Capital Bancshares, Inc. (a)	17,101	1,340,718
Tompkins Financial Corp.	4,918	464,948

Common Stocks	Shares	Value
Banks: Diversified (continued)
TowneBank	18,909	$628,724
Trico Bancshares	8,219	280,925
Tristate Capital Holdings, Inc. (a)	7,232	159,827
Triumph Bancorp, Inc. (a)	5,086	132,999
TrustCo Bank Corp. NY	30,185	264,119
Trustmark Corp.	23,433	835,386
UMB Financial Corp.	15,309	1,180,630
Umpqua Holdings Corp.	76,268	1,432,313
Union Bankshares Corp.	14,730	526,450
Union Bankshares, Inc. (b)	1,355	61,585
United Bankshares, Inc.	22,543	1,042,614
United Community Banks, Inc.	24,657	730,340
United Community Financial Corp.	15,098	134,976
Univest Corp. of Pennsylvania	9,618	297,196
Valley National Bancorp	85,581	996,163
Veritex Holdings, Inc. (a)	2,890	77,192
Washington Trust Bancorp, Inc.	5,090	285,294
WashingtonFirst Bankshares, Inc.	2,803	81,259
Webster Financial Corp.	31,159	1,691,311
WesBanco, Inc.	13,631	586,951
West BanCorp., Inc.	5,052	124,784
Westamerica BanCorp	8,358	525,969
Wintrust Financial Corp.	17,566	1,274,765
Xenith Bankshares, Inc. (a)	2,497	70,415
Yadkin Financial Corp.	16,920	579,679

		73,450,073
Banks: Savings, Thrift & Mortgage Lending — 1.9%
Astoria Financial Corp.	32,306	602,507
Banc of California, Inc.	16,897	293,163
Bank Mutual Corp.	13,836	130,750
BankFinancial Corp.	5,048	74,811
Bear State Financial, Inc.	6,083	61,742
Berkshire Hills Bancorp, Inc.	11,389	419,685
BofI Holding, Inc. (a)(b)	20,834	594,811
Brookline Bancorp, Inc.	23,609	387,188
BSB Bancorp, Inc. (a)	2,871	83,115
Clifton Bancorp, Inc.	7,376	124,802
Dime Community Bancshares, Inc.	10,415	209,342
ESSA Bancorp, Inc.	3,002	47,191
First Defiance Financial Corp.	2,917	148,009
First Financial Northwest, Inc.	2,488	49,113
Flushing Financial Corp.	9,536	280,263
Great Southern Bancorp, Inc.	3,542	193,570
Greene County Bancorp, Inc.	637	14,587
Heritage Financial Corp.	11,836	304,777
Hingham Institution for Savings	464	91,306
Home Bancorp, Inc.	1,905	73,552
HomeStreet, Inc. (a)	8,162	257,919
Investors Bancorp, Inc.	101,061	1,409,801
Kearny Financial Corp.	29,490	458,569
Ladder Capital Corp.	13,770	188,924
LegacyTexas Financial Group, Inc.	15,484	666,741
Meridian Bancorp, Inc.	17,745	335,380
MutualFirst Financial, Inc.	1,789	59,216
Northfield Bancorp, Inc.	14,413	287,828
Northwest Bancshares, Inc.	33,263	599,732
OceanFirst Financial Corp.	8,886	266,847
Ocwen Financial Corp. (a)	33,078	178,290
Oritani Financial Corp.	13,250	248,438
Provident Bancorp, Inc. (a)(b)	1,130	20,227
Provident Financial Holdings, Inc.	2,316	46,830
SI Financial Group, Inc.	3,707	57,088
Southern Missouri Bancorp, Inc.	2,000	70,760
Sterling Bancorp	43,804	1,025,014
Territorial Bancorp, Inc.	2,476	81,312
United Financial Bancorp, Inc.	17,184	312,061

See Notes to Financial Statements.

44	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (continued)
Washington Federal, Inc.	31,041	$1,066,258
Waterstone Financial, Inc.	8,405	154,652
Western New England Bancorp, Inc.	9,468	88,526
WSFS Financial Corp.	9,700	449,595

		12,514,292
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	3,069	521,269
Craft Brew Alliance, Inc. (a)	4,113	69,510
Primo Water Corp. (a)	6,882	84,511

		675,290
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,616	289,021
Farmer Bros. Co. (a)	2,654	97,402
National Beverage Corp.	4,072	207,998

		594,421
Biotechnology — 4.0%
Acceleron Pharma, Inc. (a)	9,396	239,786
Acorda Therapeutics, Inc. (a)	14,752	277,338
Aduro Biotech, Inc. (a)(b)	11,700	133,380
Advaxis, Inc. (a)(b)	11,756	84,173
Adverum Biotechnologies, Inc. (a)	8,807	25,540
Aevi Genomic Medicine, Inc. (a)	8,340	43,201
Agenus, Inc. (a)	23,899	98,464
Aimmune Therapeutics, Inc. (a)	8,626	176,402
Akebia Therapeutics, Inc. (a)	11,907	123,952
Albany Molecular Research, Inc. (a)	8,632	161,936
Alder Biopharmaceuticals, Inc. (a)	15,940	331,552
AMAG Pharmaceuticals, Inc. (a)	11,822	411,406
Amicus Therapeutics, Inc. (a)	56,414	280,378
Anavex Life Sciences Corp. (a)(b)	10,887	43,112
ANI Pharmaceuticals, Inc. (a)	2,606	157,976
Anthera Pharmaceuticals, Inc. (a)	11,872	7,706
Applied Genetic Technologies Corp. (a)	4,350	40,672
Aptevo Therapeutics, Inc. (a)	5,222	12,742
Ardelyx, Inc. (a)	10,279	145,962
Arena Pharmaceuticals, Inc. (a)	80,342	114,086
Ariad Pharmaceuticals, Inc. (a)	62,647	779,329
Array BioPharma, Inc. (a)	56,774	499,043
Asterias Biotherapeutics, Inc. (a)(b)	7,440	34,224
Atara Biotherapeutics, Inc. (a)	7,616	108,147
Athersys, Inc. (a)(b)	26,234	40,138
Audentes Therapeutics, Inc. (a)	2,160	39,463
Avexis, Inc. (a)	2,051	97,894
Axovant Sciences Ltd. (a)	8,093	100,515
Bellicum Pharmaceuticals, Inc. (a)	6,890	93,842
Bio-Path Holdings, Inc. (a)(b)	29,597	39,956
BioCryst Pharmaceuticals, Inc. (a)	24,558	155,452
BioTelemetry, Inc. (a)	8,889	198,669
Biotime, Inc. (a)(b)	23,807	85,943
Bluebird Bio, Inc. (a)	14,448	891,442
Blueprint Medicines Corp. (a)	6,546	183,615
Celldex Therapeutics, Inc. (a)	31,478	111,432
Cellular Biomedicine Group, Inc. (a)(b)	3,833	50,212
ChemoCentryx, Inc. (a)	7,164	53,014
Cidara Therapeutics, Inc. (a)(b)	3,911	40,674
Clearside Biomedical, Inc. (a)	2,671	23,879
Clovis Oncology, Inc. (a)	10,773	478,537
Codexis, Inc. (a)	10,854	49,928
Coherus Biosciences, Inc. (a)	10,078	283,696
Collegium Pharmaceutical, Inc. (a)	5,729	89,200
Curis, Inc. (a)	37,654	115,974
Cytokinetics, Inc. (a)	11,754	142,811
CytomX Therapeutics, Inc. (a)	6,827	75,029
CytRx Corp. (a)(b)	31,752	11,818

Common Stocks	Shares	Value
Biotechnology (continued)
Dermira, Inc. (a)	8,404	$254,893
Dimension Therapeutics, Inc. (a)	4,685	20,380
Dynavax Technologies Corp. (a)(b)	13,438	53,080
Edge Therapeutics, Inc. (a)	5,635	70,437
Editas Medicine, Inc. (a)	2,356	38,238
Eiger Biopharmaceuticals, Inc. (a)	1,304	15,192
Emergent Biosolutions, Inc. (a)	11,114	364,984
Enzo Biochem, Inc. (a)	12,893	89,477
Epizyme, Inc. (a)	13,248	160,301
Exact Sciences Corp. (a)	35,811	478,435
Exelixis, Inc. (a)	79,654	1,187,641
FibroGen, Inc. (a)	17,861	382,225
Five Prime Therapeutics, Inc. (a)	9,165	459,258
Flex Pharma, Inc. (a)	3,846	20,307
Fortress Biotech, Inc. (a)(b)	13,017	35,146
Foundation Medicine, Inc. (a)	4,744	83,969
Galena Biopharma, Inc. (a)(b)	3,917	7,599
GenMark Diagnostics, Inc. (a)	14,960	183,110
Genomic Health, Inc. (a)	6,155	180,895
Geron Corp. (a)(b)	49,876	103,243
Global Blood Therapeutics, Inc. (a)	5,474	79,099
GlycoMimetics, Inc. (a)	4,006	24,437
Halozyme Therapeutics, Inc. (a)	37,147	367,012
Heron Therapeutics, Inc. (a)	10,393	136,148
Idera Pharmaceuticals, Inc. (a)(b)	30,859	46,288
Ignyta, Inc. (a)	10,274	54,452
ImmunoGen, Inc. (a)	27,176	55,439
Immunomedics, Inc. (a)(b)	33,949	124,593
INC Research Holdings, Inc., Class A (a)	14,313	752,864
Inovio Pharmaceuticals, Inc. (a)	21,806	151,334
Insmed, Inc. (a)	21,209	280,595
Insys Therapeutics, Inc. (a)(b)	7,986	73,471
Intellia Therapeutics, Inc. (a)(b)	2,361	30,953
Invitae Corp. (a)	10,077	80,011
Kadmon Holdings, Inc. (a)	3,349	17,917
Karyopharm Therapeutics, Inc. (a)	9,569	89,949
Keryx Biopharmaceuticals, Inc. (a)(b)	25,899	151,768
Lexicon Pharmaceuticals, Inc. (a)	14,524	200,867
Ligand Pharmaceuticals, Inc. (a)	6,753	686,172
Lion Biotechnologies, Inc. (a)	18,439	128,151
Loxo Oncology, Inc. (a)	4,394	141,113
MacroGenics, Inc. (a)	10,963	224,084
MannKind Corp. (a)(b)	103,344	65,799
MediciNova, Inc. (a)	10,073	60,740
Merrimack Pharmaceuticals, Inc. (a)(b)	40,047	163,392
Minerva Neurosciences, Inc. (a)	6,269	73,661
Mirati Therapeutics, Inc. (a)	3,599	17,095
Momenta Pharmaceuticals, Inc. (a)	22,277	335,269
Myovant Sciences, Ltd. (a)	3,866	48,093
Myriad Genetics, Inc. (a)	22,953	382,626
NantKwest, Inc. (a)(b)	5,219	29,853
Natera, Inc. (a)	8,631	101,069
Nektar Therapeutics (a)	48,185	591,230
Neos Therapeutics, Inc. (a)	3,801	22,236
NewLink Genetics Corp. (a)	6,978	71,734
Novan, Inc. (a)	1,741	47,042
Novavax, Inc. (a)(b)	87,507	110,259
Omeros Corp. (a)(b)	13,313	132,065
OncoMed Pharmaceuticals, Inc. (a)	6,848	52,798
Ophthotech Corp. (a)	10,032	48,454
Organovo Holdings, Inc. (a)	33,798	114,575
Osiris Therapeutics, Inc. (a)	5,696	27,967
Pacific Biosciences of California, Inc. (a)	26,307	99,967
PDL BioPharma, Inc.	55,912	118,533
Penumbra, Inc. (a)	8,617	549,765
Pfenex, Inc. (a)	6,080	55,146
PharmAthene, Inc. (a)	21,732	70,629

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	45

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
PRA Health Sciences, Inc. (a)	8,181	$450,937
Progenics Pharmaceuticals, Inc. (a)	27,764	239,881
Protagonist Therapeutics, Inc. (a)(b)	2,522	55,459
Proteostasis Therapeutics, Inc. (a)	2,810	34,451
Prothena Corp. PLC (a)	11,771	579,015
PTC Therapeutics, Inc. (a)	10,931	119,257
Puma Biotechnology, Inc. (a)	9,481	291,067
Ra Pharmaceuticals, Inc. (a)	3,195	48,532
RadNet, Inc. (a)	11,753	75,807
REGENXBIO, Inc. (a)	6,649	123,339
Regulus Therapeutics, Inc. (a)	12,087	27,196
Repligen Corp. (a)	11,499	354,399
Retrophin, Inc. (a)	12,443	235,546
Rigel Pharmaceuticals, Inc. (a)	35,625	84,787
Rockwell Medical, Inc. (a)(b)	15,863	103,903
RTI Surgical, Inc. (a)	18,144	58,968
Sage Therapeutics, Inc. (a)	10,227	522,191
Sangamo Biosciences, Inc. (a)	22,835	69,647
Sarepta Therapeutics, Inc. (a)	16,948	464,884
Selecta Biosciences, Inc. (a)	1,874	32,139
Seres Therapeutics, Inc. (a)	5,962	59,024
Sorrento Therapeutics, Inc. (a)	8,559	41,939
Spark Therapeutics, Inc. (a)	6,534	326,047
Stemline Therapeutics, Inc. (a)	5,745	61,471
Sucampo Pharmaceuticals, Inc., Class A (a)	7,792	105,582
Synergy Pharmaceuticals, Inc. (a)	62,066	377,982
Synthetic Biologics, Inc. (a)(b)	27,513	20,981
Syros Pharmaceuticals, Inc. (a)	1,755	21,341
TESARO, Inc. (a)	10,020	1,347,490
Tokai Pharmaceuticals, Inc. (a)(b)	2,533	2,477
Trevena, Inc. (a)	14,533	85,454
Trovagene, Inc. (a)(b)	8,835	18,553
Vanda Pharmaceuticals, Inc. (a)	12,020	191,719
Veracyte, Inc. (a)	4,544	35,171
Versartis, Inc. (a)	10,917	162,663
Vital Therapies, Inc. (a)(b)	7,428	32,312
vTv Therapeutics, Inc., Class A (a)	1,667	8,052
XBiotech, Inc. (a)(b)	6,242	63,169
Xencor, Inc. (a)	12,327	324,447
ZIOPHARM Oncology, Inc. (a)(b)	41,825	223,764

		26,740,207
Building Materials — 1.0%
Armstrong Flooring, Inc. (a)	7,643	152,172
Builders FirstSource, Inc. (a)	28,588	313,610
Caesarstone Sdot-Yam Ltd. (a)	8,174	234,185
Continental Building Products, Inc. (a)	12,058	278,540
Gibraltar Industries, Inc. (a)	10,723	446,613
Griffon Corp.	10,383	272,035
Headwaters, Inc. (a)	25,442	598,396
Louisiana-Pacific Corp. (a)	49,963	945,800
LSI Industries, Inc.	7,679	74,793
Masonite International Corp. (a)	10,682	702,876
NCI Building Systems, Inc. (a)	8,894	139,191
Patrick Industries, Inc. (a)	4,912	374,786
PGT Innovations, Inc. (a)	15,664	179,353
Quanex Building Products Corp.	13,221	268,386
Simpson Manufacturing Co., Inc.	14,347	627,681
Summit Materials, Inc., Class A (a)	26,909	640,165
Trex Co., Inc. (a)	10,218	658,039

		6,906,621
Building: Climate Control — 0.1%
AAON, Inc.	13,666	451,662
Comfort Systems USA, Inc.	12,574	418,714

		870,376

Common Stocks	Shares	Value
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	20,641	$950,931
Forterra, Inc. (a)	6,421	139,079

		1,090,010
Casinos & Gambling — 0.3%
Boyd Gaming Corp. (a)	27,929	563,328
Caesars Acquisition Co., Class A (a)	16,493	222,655
Caesars Entertainment Corp. (a)(b)	18,387	156,290
Century Casinos, Inc. (a)	7,490	61,643
Eldorado Resorts, Inc. (a)	9,395	159,245
Isle of Capri Casinos, Inc. (a)	8,701	214,828
Monarch Casino & Resort, Inc. (a)	3,496	90,127
Penn National Gaming, Inc. (a)	25,479	351,355
Scientific Games Corp., Class A (a)	18,782	262,948

		2,082,419
Cement — 0.1%
US Concrete, Inc. (a)	4,915	321,933
Chemicals: Diversified — 1.5%
Aceto Corp.	11,474	252,084
AgroFresh Solutions, Inc. (a)	8,262	21,894
American Vanguard Corp.	9,257	177,272
Chemours Co.	62,795	1,387,141
Chemtura Corp. (a)	22,013	730,832
CSW Industrials, Inc. (a)	4,753	175,148
GCP Applied Technologies, Inc. (a)	24,959	667,653
Hawkins, Inc.	3,159	170,428
Ingevity Corp. (a)	14,866	815,549
Innophos Holdings, Inc.	6,570	343,348
KMG Chemicals, Inc.	2,977	115,775
Landec Corp. (a)	8,836	121,937
LSB Industries, Inc. (a)	6,859	57,753
Olin Corp.	56,749	1,453,342
OMNOVA Solutions, Inc. (a)	14,022	140,220
PolyOne Corp.	29,095	932,204
Rayonier Advanced Materials, Inc.	14,959	231,266
Sensient Technologies Corp.	15,192	1,193,787
TerraVia Holdings, Inc. (a)(b)	27,252	31,340
Tronox Ltd., Class A	22,200	228,882
Univar, Inc. (a)	14,590	413,918

		9,661,773
Chemicals: Specialty — 0.5%
Balchem Corp.	11,123	933,442
Calgon Carbon Corp.	17,231	292,927
FutureFuel Corp.	8,238	114,508
Innospec, Inc.	8,015	549,028
Kraton Corp. (a)	10,085	287,221
Quaker Chemical Corp.	4,375	559,737
Stepan Co.	6,654	542,168
Valhi, Inc.	9,498	32,863

		3,311,894
Coal — 0.0%
Westmoreland Coal Co. (a)	5,945	105,048
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	8,153	152,869
Green Bancorp, Inc. (a)	6,862	104,302
HomeTrust Bancshares, Inc. (a)	5,451	141,181
Sun Bancorp, Inc.	3,582	93,132

		491,484
Commercial Finance & Mortgage Companies — 0.3%
Capital Bank Financial Corp., Class A	8,438	331,192
Federal Agricultural Mortgage Corp., Class C	2,867	164,193
Impac Mortgage Holdings, Inc. (a)(b)	3,524	49,407
Meta Financial Group, Inc.	2,830	291,207

See Notes to Financial Statements.

46	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Commercial Finance & Mortgage Companies (continued)
Nationstar Mortgage Holdings, Inc. (a)	11,273	$203,590
NewStar Financial, Inc. (a)	8,053	74,490
On Deck Capital, Inc. (a)	16,046	74,293
PennyMac Financial Services, Inc. (a)(c)	3,162	52,647
RE/MAX Holdings, Inc., Class A	6,066	339,696
Walker & Dunlop, Inc. (a)	9,438	294,466

		1,875,181
Commercial Services & Supplies — 0.2%
Aqua Metals, Inc. (a)(b)	4,390	57,553
ARC Document Solutions, Inc. (a)	14,227	72,273
Collectors Universe, Inc.	2,595	55,092
Hill International, Inc. (a)	11,007	47,880
Information Services Group, Inc. (a)	11,737	42,723
LifeLock, Inc. (a)	29,467	704,851
National Research Corp., Class A	2,738	52,022
National Research Corp., Class B	262	10,917
Weight Watchers International, Inc. (a)(b)	9,218	105,546

		1,148,857
Commercial Services: Rental & Leasing — 0.6%
Aircastle Ltd.	16,239	338,583
CAI International, Inc. (a)	5,470	47,425
GATX Corp.	14,009	862,674
GMS, Inc. (a)	2,255	66,026
H&E Equipment Services, Inc.	10,923	253,960
Marlin Business Services Corp.	2,944	61,530
McGrath RentCorp	8,041	315,127
Mobile Mini, Inc.	15,052	455,323
Neff Corp., Class A (a)	3,212	45,289
NOW, Inc. (a)	37,524	768,116
PHH Corp. (a)	18,115	274,624
Rush Enterprises, Inc., Class B (a)	2,370	73,162
SiteOne Landscape Supply, Inc. (a)	3,816	132,530
Triton International, Ltd.	13,825	218,435
Willis Lease Finance Corp. (a)	1,223	31,284

		3,944,088
Commercial Vehicles & Parts — 0.4%
Blue Bird Corp. (a)(b)	1,689	26,095
Cooper-Standard Holding, Inc. (a)	5,157	533,131
Miller Industries, Inc.	3,561	94,188
Modine Manufacturing Co. (a)	16,232	241,857
Motorcar Parts of America, Inc. (a)	5,985	161,116
Navistar International Corp. (a)	16,705	524,036
Rush Enterprises, Inc., Class A (a)	9,884	315,299
Spartan Motors, Inc.	10,847	100,335
Strattec Security Corp.	1,119	45,096
Wabash National Corp. (a)	22,143	350,302

		2,391,455
Communications Equipment — 0.0%
Aerohive Networks, Inc. (a)	8,081	46,062
Communications Technology — 1.7%
ADTRAN, Inc.	16,781	375,055
Anixter International, Inc. (a)	10,160	823,468
Bel Fuse, Inc., Class B	2,994	92,515
Black Box Corp.	4,851	73,978
Calix, Inc. (a)	13,629	104,943
Ciena Corp. (a)	47,711	1,164,626
Comtech Telecommunications Corp.	7,307	86,588
Datalink Corp. (a)	6,624	74,586
Digi International, Inc. (a)	8,512	117,040
DigitalGlobe, Inc. (a)	21,920	628,008
Extreme Networks, Inc. (a)	35,776	179,953
Finisar Corp. (a)	36,848	1,115,389
General Cable Corp.	16,545	315,182

Common Stocks	Shares	Value
Communications Technology (continued)
Harmonic, Inc. (a)	25,096	$125,480
Infinera Corp. (a)	47,779	405,644
Intelsat SA (a)	9,061	24,193
InterDigital, Inc.	11,947	1,091,358
Ixia (a)	21,877	352,220
KVH Industries, Inc. (a)	4,697	55,425
Loral Space & Communications, Inc. (a)	4,215	173,026
Lumentum Holdings, Inc. (a)	17,481	675,641
NeoPhotonics Corp. (a)	10,098	109,159
NETGEAR, Inc. (a)	11,409	620,079
Numerex Corp., Class A (a)	4,427	32,760
Plantronics, Inc.	11,252	616,160
Quantenna Communications, Inc. (a)	2,498	45,289
Rightside Group Ltd. (a)	3,730	30,847
RingCentral, Inc., Class A (a)	19,892	409,775
ShoreTel, Inc. (a)	22,102	158,029
Sonus Networks, Inc. (a)	15,610	98,343
TeleNav, Inc. (a)	10,859	76,556
ViaSat, Inc. (a)	17,943	1,188,185

		11,439,500
Computer Services Software & Systems — 4.9%
A10 Networks, Inc. (a)	14,438	119,980
ACI Worldwide, Inc. (a)	40,752	739,649
Acxiom Corp. (a)	27,394	734,159
Alarm.com Holdings, Inc. (a)	3,371	93,815
ALJ Regional Holdings, Inc. (a)	6,657	29,224
American Software, Inc., Class A	8,532	88,136
Appfolio, Inc., Class A (a)(b)	2,431	57,979
Aspen Technology, Inc. (a)	26,973	1,474,884
Autobytel, Inc. (a)	2,405	32,347
Avid Technology, Inc. (a)	10,710	47,124
Bankrate, Inc. (a)	15,553	171,861
Barracuda Networks, Inc. (a)	7,183	153,932
Bazaarvoice, Inc. (a)	26,889	130,412
Benefitfocus, Inc. (a)	4,216	125,215
Blackbaud, Inc.	16,341	1,045,824
Blackline, Inc. (a)	3,469	95,848
Blucora, Inc. (a)	14,836	218,831
Bottomline Technologies, Inc. (a)	13,780	344,776
Box, Inc., Class A (a)	16,870	233,818
Brightcove, Inc. (a)	10,007	80,556
BroadSoft, Inc. (a)	9,995	412,294
CACI International, Inc., Class A (a)	8,403	1,044,493
Callidus Software, Inc. (a)	20,778	349,070
CommVault Systems, Inc. (a)	13,615	699,811
ComScore, Inc. (a)	16,271	513,838
Cornerstone OnDemand, Inc. (a)	17,796	752,949
Coupa Software, Inc. (a)	3,005	75,155
CSG Systems International, Inc.	10,954	530,174
Digimarc Corp. (a)	3,165	94,950
EarthLink Holdings Corp.	43,519	245,447
Ebix, Inc.	8,537	487,036
Endurance International Group Holdings, Inc. (a)	23,842	221,731
Envestnet, Inc. (a)	14,096	496,884
EPAM Systems, Inc. (a)	16,772	1,078,607
ePlus, Inc. (a)	2,172	250,214
Everbridge, Inc. (a)	3,198	59,003
Evolent Health, Inc., Class A (a)	5,187	76,768
Exa Corp. (a)	4,666	71,670
Guidance Software, Inc. (a)	7,561	53,532
Hortonworks, Inc. (a)	14,725	122,365
HubSpot, Inc. (a)	9,808	460,976
Imperva, Inc. (a)	9,733	373,747
IntraLinks Holdings, Inc. (a)	13,532	182,953
Jive Software, Inc. (a)	19,275	83,846
KEYW Holding Corp. (a)	12,416	146,385

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	47

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
LendingClub Corp. (a)	111,499	$585,370
Limelight Networks, Inc. (a)	21,125	53,235
Lionbridge Technologies, Inc. (a)	19,268	111,754
LivePerson, Inc. (a)	17,440	131,672
LogMeIn, Inc.	8,720	841,916
Majesco (a)(b)	1,856	11,284
Mantech International Corp., Class A	8,457	357,308
Mentor Graphics Corp.	36,738	1,355,265
Mercury Systems, Inc. (a)	13,190	398,602
MicroStrategy, Inc., Class A (a)	3,338	658,921
MINDBODY, Inc., Class A (a)	4,771	101,622
Mitek Systems, Inc. (a)	9,921	61,014
Monotype Imaging Holdings, Inc.	13,883	275,578
NCI, Inc.	1,697	23,673
Netscout Systems, Inc. (a)	31,478	991,557
New Relic, Inc. (a)	7,511	212,186
NIC, Inc.	21,604	516,336
Nimble Storage, Inc. (a)	20,659	163,619
PDF Solutions, Inc. (a)	9,372	211,339
Pegasystems, Inc.	12,208	439,488
Perficient, Inc. (a)	12,292	214,987
Progress Software Corp.	16,988	542,427
Proofpoint, Inc. (a)	14,243	1,006,268
PROS Holdings, Inc. (a)	8,244	177,411
Q2 Holdings, Inc. (a)	8,793	253,678
QAD, Inc., Class A	3,088	93,875
Rapid7, Inc. (a)	6,552	79,738
RealNetworks, Inc. (a)	7,404	35,983
RealPage, Inc. (a)	18,298	548,940
Reis, Inc.	2,951	65,660
Sapiens International Corp. NV	7,965	114,218
Science Applications International Corp.	14,541	1,233,077
SecureWorks Corp. (a)	1,643	17,399
Shutterstock, Inc. (a)	6,458	306,884
SPS Commerce, Inc. (a)	5,651	394,948
Synchronoss Technologies, Inc. (a)	13,975	535,242
SYNNEX Corp.	10,023	1,212,983
Syntel, Inc.	11,343	224,478
Tangoe, Inc. (a)(b)	9,552	75,270
TechTarget, Inc. (a)	5,621	47,947
TiVo Corp. (a)	40,829	853,326
Unisys Corp. (a)	17,286	258,426
Varonis Systems, Inc. (a)	3,521	94,363
VASCO Data Security International, Inc. (a)	9,883	134,903
Verint Systems, Inc. (a)	22,017	776,099
VirnetX Holding Corp. (a)(b)	16,588	36,494
Virtusa Corp. (a)	9,667	242,835
Web.com Group, Inc. (a)	14,680	310,482
Workiva, Inc. (a)	7,219	98,539
Xactly Corp. (a)	7,584	83,424
Zix Corp. (a)	17,716	87,517

		32,561,828
Computer Technology — 0.6%
3D Systems Corp. (a)	36,155	480,500
Cray, Inc. (a)	13,787	285,391
Diebold Nixdorf, Inc.	24,418	614,113
Immersion Corp. (a)	9,671	102,803
Impinj, Inc. (a)	2,241	79,197
Insight Enterprises, Inc. (a)	12,456	503,720
PC Connection, Inc.	3,686	103,540
Pure Storage, Inc., Class A (a)	25,396	287,229
Radisys Corp. (a)	12,325	54,600
Safeguard Scientifics, Inc. (a)	6,807	91,554
Silicom Ltd.	1,892	77,742
Stratasys Ltd. (a)	16,695	276,135
Super Micro Computer, Inc. (a)	13,093	367,258

Common Stocks	Shares	Value
Computer Technology (continued)
Synaptics, Inc. (a)	12,371	$662,838
USA Technologies, Inc. (a)	12,406	53,346

		4,039,966
Construction — 0.5%
Aegion Corp. (a)	11,944	283,073
EMCOR Group, Inc.	20,593	1,457,161
Granite Construction, Inc.	13,620	749,100
Great Lakes Dredge & Dock Corp. (a)	19,186	80,581
Orion Group Holdings, Inc. (a)	8,755	87,112
Primoris Services Corp.	13,717	312,473
Tutor Perini Corp. (a)	12,857	359,996

		3,329,496
Consumer Electronics — 0.1%
Universal Electronics, Inc. (a)	4,812	310,614
XO Group, Inc. (a)	8,293	161,299
ZAGG, Inc. (a)	9,149	64,958

		536,871
Consumer Lending — 0.6%
Encore Capital Group, Inc. (a)	7,852	224,960
Enova International, Inc. (a)	9,183	115,247
Ezcorp, Inc., Class A (a)	16,576	176,534
FirstCash, Inc.	16,529	776,863
LendingTree, Inc. (a)(b)	2,206	223,578
Marcus & Millichap, Inc. (a)	4,860	129,859
MGIC Investment Corp. (a)	117,872	1,201,116
MoneyGram International, Inc. (a)	9,886	116,754
Nelnet, Inc., Class A	6,890	349,667
PRA Group, Inc. (a)	16,405	641,435
Regional Management Corp. (a)	3,527	92,690
World Acceptance Corp. (a)	2,127	136,724

		4,185,427
Consumer Services: Miscellaneous — 0.3%
Chuy’s Holdings, Inc. (a)	5,357	173,835
Core-Mark Holding Co., Inc.	15,533	669,006
CPI Card Group, Inc. (b)	6,933	28,772
Del Frisco’s Restaurant Group, Inc. (a)	7,790	132,430
Nutrisystem, Inc.	9,892	342,758
Sotheby’s	17,119	682,363

		2,029,164
Containers & Packaging — 0.2%
AEP Industries, Inc.	1,321	153,368
Greif, Inc., Class A	8,693	446,038
Greif, Inc., Class B	1,881	127,062
Multi Packaging Solutions International Ltd. (a)	7,082	100,989
Myers Industries, Inc.	7,171	102,545
UFP Technologies, Inc. (a)	2,228	56,703
Veritiv Corp. (a)	2,731	146,791

		1,133,496
Cosmetics — 0.2%
Avon Products, Inc. (a)	152,184	767,007
elf Beauty, Inc. (a)	3,310	95,792
Inter Parfums, Inc.	6,411	209,960
Revlon, Inc., Class A (a)	3,902	113,743

		1,186,502
Diversified Financial Services — 1.0%
Altisource Portfolio Solutions SA (a)	4,056	107,849
Associated Capital Group, Inc., Class A	1,596	52,429
Blackhawk Network Holdings, Inc. (a)	19,418	731,573
California First National Bancorp	691	10,814
Evercore Partners, Inc., Class A	13,412	921,404
FBR & Co.	2,203	28,639

See Notes to Financial Statements.

48	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Diversified Financial Services (continued)
FCB Financial Holdings, Inc., Class A (a)	10,186	$485,872
FNFV Group (a)	22,873	313,360
Greenhill & Co., Inc.	9,654	267,416
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,412	292,674
Hennessy Advisors, Inc.	1,136	36,068
Houlihan Lokey, Inc.	4,265	132,727
HRG Group, Inc. (a)	41,042	638,614
Liberty Tax, Inc.	2,255	30,217
MBIA, Inc. (a)	44,914	480,580
MidWestOne Financial Group, Inc.	2,807	105,543
Moelis & Co., Class A	6,181	209,536
Piper Jaffray Cos. (a)	4,932	357,570
Planet Payment, Inc. (a)	14,493	59,131
Real Industry, Inc. (a)	8,745	53,345
Stifel Financial Corp. (a)	22,077	1,102,746
Tiptree Financial, Inc., Class A	7,855	48,308

		6,466,415
Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	17,275	819,180
Federal Signal Corp.	20,454	319,287
Harsco Corp.	27,415	372,844
Lydall, Inc. (a)	5,630	348,216
OSI Systems, Inc. (a)	5,940	452,153
Raven Industries, Inc.	12,370	311,724
Standex International Corp.	4,311	378,721
TriMas Corp. (a)	15,360	360,960

		3,363,085
Diversified Materials & Processing — 0.6%
Belden, Inc.	14,478	1,082,520
Cabot Microelectronics Corp.	7,968	503,339
CLARCOR, Inc.	16,203	1,336,261
Encore Wire Corp.	6,924	300,155
Energous Corp. (a)(b)	4,685	78,942
Insteel Industries, Inc.	6,065	216,157
Koppers Holdings, Inc. (a)	6,980	281,294
NL Industries, Inc. (a)	1,868	15,224
Tredegar Corp.	8,316	199,584

		4,013,476
Diversified Media — 0.1%
EW Scripps Co., Class A (a)	20,387	394,081
Hemisphere Media Group, Inc. (a)	2,092	23,430

		417,511
Diversified Retail — 0.4%
Big Lots, Inc.	15,342	770,322
Duluth Holdings, Inc., Class B (a)(b)	3,182	80,823
Etsy, Inc. (a)	35,668	420,169
Fred’s, Inc., Class A (b)	11,597	215,240
Gaia, Inc. (a)	2,142	18,528
HSN, Inc.	10,660	365,638
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,196	204,726
Overstock.com, Inc. (a)	4,348	76,090
PriceSmart, Inc.	6,954	580,659
Sears Holdings Corp. (a)(b)	3,869	35,943
Tuesday Morning Corp. (a)	16,090	86,886
Winmark Corp.	798	100,668

		2,955,692
Drug & Grocery Store Chains — 0.2%
Diplomat Pharmacy, Inc. (a)	15,925	200,655
Ingles Markets, Inc., Class A	4,858	233,670
PetMed Express, Inc.	6,468	149,217
Smart & Final Stores, Inc. (a)	7,682	108,316
Supervalu, Inc. (a)	90,475	422,518

Common Stocks	Shares	Value
Drug & Grocery Store Chains (continued)
Village Super Market, Inc., Class A	2,267	$70,050
Weis Markets, Inc.	3,308	221,107

		1,405,533
Education Services — 0.8%
2U, Inc. (a)	12,448	375,307
American Public Education, Inc. (a)	5,118	125,647
Apollo Education Group, Inc. (a)	29,244	289,516
Bridgepoint Education, Inc. (a)	5,948	60,253
Bright Horizons Family Solutions, Inc. (a)	15,025	1,052,051
Cambium Learning Group, Inc. (a)	3,388	16,906
Capella Education Co.	3,853	338,293
Career Education Corp. (a)	23,063	232,706
Chegg, Inc. (a)	31,420	231,880
DeVry Education Group, Inc.	21,820	680,784
Franklin Covey Co. (a)	3,421	68,933
Grand Canyon Education, Inc. (a)	15,463	903,812
HealthStream, Inc. (a)	8,898	222,895
Houghton Mifflin Harcourt Co. (a)	42,209	457,968
K12, Inc. (a)	12,759	218,944
Rosetta Stone, Inc. (a)	6,701	59,706
Strayer Education, Inc. (a)	3,607	290,832

		5,626,433
Electronic Components — 0.9%
Acacia Research Corp.	15,133	98,364
American Superconductor Corp. (a)	3,180	23,437
AVX Corp.	15,963	249,502
Babcock & Wilcox Enterprises, Inc. (a)	15,669	259,949
InvenSense, Inc. (a)	28,018	358,350
Methode Electronics, Inc.	12,364	511,251
Novanta, Inc. (a)	12,440	261,240
NVE Corp.	1,558	111,288
Park Electrochemical Corp.	6,344	118,316
Rogers Corp. (a)	6,106	469,002
Sanmina Corp. (a)	25,550	936,407
ScanSource, Inc. (a)	8,605	347,212
Sparton Corp. (a)	3,108	74,126
Tech Data Corp. (a)	12,183	1,031,656
TTM Technologies, Inc. (a)	24,796	337,969
Universal Display Corp. (a)	14,466	814,436

		6,002,505
Electronic Entertainment — 0.2%
Glu Mobile, Inc. (a)	34,679	67,277
Take-Two Interactive Software, Inc. (a)	28,661	1,412,701

		1,479,978
Electronics — 0.4%
Agilysys, Inc. (a)	5,140	53,250
Coherent, Inc. (a)	8,300	1,140,296
Control4 Corp. (a)	6,462	65,912
Daktronics, Inc.	12,000	128,400
II-VI, Inc. (a)	20,816	617,194
Integer Holdings Corp. (a)	10,464	308,165
iRobot Corp. (a)	9,062	529,674

		2,842,891
Energy Equipment — 0.2%
Dynegy, Inc. (a)	39,907	337,613
FuelCell Energy, Inc. (a)(b)	9,276	16,233
Matador Resources Co. (a)	29,168	751,368
Silver Spring Networks, Inc. (a)	12,425	165,377
Sunrun, Inc. (a)(b)	20,959	111,292
TPI Composites, Inc. (a)	2,220	35,609

		1,417,492

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	49

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	4,208	$85,675
Pioneer Energy Services Corp. (a)	25,600	175,360

		261,035
Engineering & Contracting Services — 0.7%
Argan, Inc.	4,530	319,591
Dycom Industries, Inc. (a)	10,507	843,607
Engility Holdings, Inc. (a)	6,903	232,631
Exponent, Inc.	8,729	526,359
HC2 Holdings, Inc. (a)	10,928	64,803
IES Holdings, Inc. (a)	2,553	48,890
Layne Christensen Co. (a)	6,239	67,818
MasTec, Inc. (a)	22,730	869,422
Mistras Group, Inc. (a)	5,928	152,231
MYR Group, Inc. (a)	5,689	214,362
Power Solutions International, Inc. (a)(b)	1,853	13,898
Tetra Tech, Inc.	19,801	854,413
VSE Corp.	2,915	113,219

		4,321,244
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A	10,315	347,100
Ascent Capital Group, Inc., Class A (a)	3,253	52,894
Empire Resorts, Inc. (a)(b)	1,122	25,525
Golden Entertainment, Inc.	3,405	41,235
IMAX Corp. (a)	20,549	645,239
Pinnacle Entertainment, Inc. (a)	21,137	306,486
Reading International, Inc., Class A (a)	5,585	92,711
World Wrestling Entertainment, Inc., Class A (b)	12,346	227,166

		1,738,356
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	19,224	785,108
Brink’s Co.	15,634	644,903
G&K Services, Inc., Class A	6,780	653,931
Healthcare Services Group, Inc.	24,194	947,679
MSA Safety, Inc.	10,968	760,411
SP Plus Corp. (a)	5,701	160,483
UniFirst Corp.	5,212	748,704

		4,701,219
Financial Data & Systems — 0.5%
Cardtronics PLC, Class A (a)	15,661	854,621
Cass Information Systems, Inc.	3,794	279,125
EVERTEC, Inc.	21,719	385,512
Fair Isaac Corp.	10,656	1,270,408
Green Dot Corp., Class A (a)	14,491	341,263

		3,130,929
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc. (a)	3,384	40,236
Foods — 1.2%
AdvancePierre Foods Holdings, Inc.	8,022	238,895
Amplify Snack Brands, Inc. (a)(b)	9,566	84,276
B&G Foods, Inc.	22,499	985,456
Chefs’ Warehouse, Inc. (a)	6,435	101,673
Dean Foods Co.	32,207	701,468
Freshpet, Inc. (a)	7,642	77,566
Inventure Foods, Inc. (a)	6,609	65,099
J&J Snack Foods Corp.	5,208	694,903
John B Sanfilippo & Son, Inc.	3,199	225,178
Lancaster Colony Corp.	6,430	909,138
Lifeway Foods, Inc. (a)	1,252	14,411
Medifast, Inc.	3,633	151,242
Natural Health Trends Corp. (b)	2,480	61,628
Nature’s Sunshine Products, Inc.	2,785	41,775
Nutraceutical International Corp.	2,719	95,029
Omega Protein Corp. (a)	7,195	180,235

Common Stocks	Shares	Value
Foods (continued)
Performance Food Group Co. (a)	12,839	$308,136
Seneca Foods Corp., Class A (a)	2,227	89,191
Snyders-Lance, Inc.	27,643	1,059,833
SpartanNash Co.	12,584	497,571
Synutra International, Inc. (a)	7,297	39,039
Tootsie Roll Industries, Inc.	5,925	235,519
United Natural Foods, Inc. (a)	17,417	831,139

		7,688,400
Forest Products — 0.2%
Boise Cascade Co. (a)	13,344	300,240
Deltic Timber Corp.	3,642	280,689
Universal Forest Products, Inc.	6,902	705,246

		1,286,175
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	16,710	1,196,603
Ennis, Inc.	8,419	146,070
InnerWorkings, Inc. (a)	12,750	125,587
Multi-Color Corp.	4,667	362,159
Quad/Graphics, Inc.	9,943	267,268

		2,097,687
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	4,444	222,111
Funeral Parlors & Cemeteries — 0.3%
Carriage Services, Inc.	5,029	144,031
Hillenbrand, Inc.	20,365	780,998
Matthews International Corp., Class A	11,031	847,732

		1,772,761
Gas Pipeline — 0.1%
SemGroup Corp., Class A	23,302	972,859
Glass — 0.1%
Apogee Enterprises, Inc.	9,647	516,693
Gold — 0.1%
Coeur Mining, Inc. (a)	60,699	551,754
Gold Resource Corp.	16,332	71,044

		622,798
Health Care Equipment & Supplies — 0.1%
Inogen, Inc. (a)	5,558	373,331
Health Care Facilities — 0.6%
AAC Holdings, Inc. (a)(b)	3,366	24,370
Adeptus Health, Inc., Class A (a)	4,832	36,916
Capital Senior Living Corp. (a)	9,503	152,523
Ensign Group, Inc.	17,458	387,742
Genesis Healthcare, Inc. (a)	12,972	55,131
HealthSouth Corp.	31,278	1,289,905
Kindred Healthcare, Inc.	28,961	227,344
National Healthcare Corp.	3,755	284,591
Select Medical Holdings Corp. (a)	36,188	479,491
Surgical Care Affiliates, Inc. (a)	9,125	422,214
U.S. Physical Therapy, Inc.	4,374	307,055

		3,667,282
Health Care Management Services — 0.3%
BioScrip, Inc. (a)	35,967	37,406
Computer Programs & Systems, Inc. (b)	3,679	86,824
Magellan Health, Inc. (a)	7,919	595,905
Molina Healthcare, Inc. (a)	14,980	812,815
Triple-S Management Corp., Class B (a)	7,810	161,667
Universal American Corp. (a)	14,177	141,061

		1,835,678
Health Care Services — 1.8%
Accelerate Diagnostics, Inc. (a)	7,529	156,227

See Notes to Financial Statements.

50	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Health Care Services (continued)
Addus HomeCare Corp. (a)	2,497	$87,520
Air Methods Corp. (a)	12,104	385,513
Almost Family, Inc. (a)	2,756	121,540
Amedisys, Inc. (a)	9,508	405,326
AMN Healthcare Services, Inc. (a)	16,409	630,926
Argos Therapeutics, Inc. (a)(b)	5,592	27,401
Cara Therapeutics, Inc. (a)	6,891	64,017
Care.com, Inc. (a)	4,960	42,507
Catalent, Inc. (a)	35,549	958,401
Chemed Corp.	5,537	888,190
Civitas Solutions, Inc. (a)	5,217	103,818
Corvel Corp. (a)	3,257	119,206
Cross Country Healthcare, Inc. (a)	10,530	164,373
Flexion Therapeutics, Inc. (a)	9,230	175,555
Globus Medical, Inc., Class A (a)	23,743	589,064
HealthEquity, Inc. (a)	14,618	592,321
Healthways, Inc. (a)	11,421	259,828
HMS Holdings Corp. (a)	28,524	517,996
LHC Group, Inc. (a)	4,996	228,317
Medidata Solutions, Inc. (a)	19,136	950,485
MiMedx Group, Inc. (a)	34,897	309,188
NantHealth, Inc. (a)(b)	2,407	23,926
NeoGenomics, Inc. (a)	17,679	151,509
Nobilis Health Corp. (a)(b)	18,014	37,829
Omnicell, Inc. (a)	12,080	409,512
OvaScience, Inc. (a)	10,956	16,763
PharMerica Corp. (a)	11,135	280,045
Phibro Animal Health Corp., Class A	6,177	180,986
Quality Systems, Inc.	17,647	232,058
Ryman Hospitality Properties, Inc.	14,915	939,794
Surgery Partners, Inc. (a)	6,178	97,921
T2 Biosystems, Inc. (a)(b)	4,473	23,528
Tabula Rasa HealthCare, Inc. (a)	2,132	31,937
Team Health Holdings, Inc. (a)	23,291	1,011,994
Teladoc, Inc. (a)(b)	6,935	114,428
Tetraphase Pharmaceuticals, Inc. (a)	11,468	46,216
WebMD Health Corp. (a)	12,939	641,386

		12,017,551
Health Care: Miscellaneous — 0.0%
Medpace Holdings, Inc. (a)	2,707	97,641
Providence Service Corp. (a)	4,320	164,376

		262,017
Home Building — 0.6%
Beazer Homes USA, Inc. (a)	10,407	138,413
Century Communities, Inc. (a)	5,044	105,924
Hovnanian Enterprises, Inc., Class A (a)	41,597	113,560
Installed Building Products, Inc. (a)	6,895	284,763
KB Home	29,391	464,672
LGI Homes, Inc. (a)	5,064	145,489
M/I Homes, Inc. (a)	8,267	208,163
MDC Holdings, Inc.	14,095	361,678
Meritage Homes Corp. (a)	12,959	450,973
New Home Co., Inc. (a)	4,484	52,508
Taylor Morrison Home Corp., Class A (a)	12,567	242,040
Tile Shop Holdings, Inc. (a)	12,081	236,184
TopBuild Corp. (a)	13,059	464,900
TRI Pointe Group, Inc. (a)	53,175	610,449
UCP, Inc., Class A (a)	2,828	34,077
WCI Communities, Inc. (a)	8,500	199,325
William Lyon Homes, Class A (a)	7,884	150,033

		4,263,151
Hotel/Motel — 0.2%
Belmond Ltd., Class A (a)	28,406	379,220
Intrawest Resorts Holdings, Inc. (a)	5,210	92,998

Common Stocks	Shares	Value
Hotel/Motel (continued)
La Quinta Holdings, Inc. (a)	28,919	$410,939
Marcus Corp.	7,241	228,091
Red Lion Hotels Corp. (a)	4,916	41,049
Red Rock Resorts, Inc., Class A	10,383	240,782

		1,393,079
Household Appliances — 0.0%
National Presto Industries, Inc.	1,606	170,878
Household Equipment & Products — 0.2%
Central Garden & Pet Co. (a)	3,329	110,157
Central Garden and Pet Co., Class A (a)	11,418	352,816
CSS Industries, Inc.	2,793	75,606
Helen of Troy Ltd. (a)	9,820	829,299
Libbey, Inc.	7,276	141,591
Novocure Ltd. (a)(b)	16,642	130,640
Sears Hometown and Outlet Stores, Inc. (a)	2,721	12,789

		1,652,898
Household Furnishings — 0.4%
American Woodmark Corp. (a)	4,683	352,396
Bassett Furniture Industries, Inc.	3,404	103,481
Ethan Allen Interiors, Inc.	8,915	328,518
Flexsteel Industries, Inc.	2,150	132,590
Hooker Furniture Corp.	3,666	139,125
Kirkland’s, Inc. (a)	4,826	74,851
La-Z-Boy, Inc.	16,623	516,144
Lifetime Brands, Inc.	3,753	66,616
RH (a)	13,129	403,060
Select Comfort Corp. (a)	15,743	356,107

		2,472,888
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	28,101	633,397
Citizens, Inc. (a)(b)	19,355	190,066
CNO Financial Group, Inc.	58,675	1,123,626
FBL Financial Group, Inc., Class A	3,483	272,197
Fidelity & Guaranty Life	4,649	110,181
Independence Holding Co.	2,509	49,051
National Western Life Group, Inc., Class A	822	255,478
Primerica, Inc.	15,369	1,062,766
Third Point Reinsurance Ltd. (a)	23,284	268,930
Trupanion, Inc. (a)(b)	4,656	72,261

		4,037,953
Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)	3,971	71,677
Crawford & Co., Class B	3,680	46,221
eHealth, Inc. (a)	5,891	62,739
Horace Mann Educators Corp.	13,933	596,332
James River Group Holdings Ltd.	5,126	212,985
Kemper Corp.	13,602	602,569
Maiden Holdings Ltd.	23,155	404,055
PICO Holdings, Inc. (a)	7,275	110,216

		2,106,794
Insurance: Property-Casualty — 1.8%
AMERISAFE, Inc.	6,272	391,059
Argo Group International Holdings Ltd.	9,931	654,453
Baldwin & Lyons, Inc., Class B	3,136	79,027
Blue Capital Reinsurance Holdings Ltd.	2,490	45,941
Donegal Group, Inc., Class A	3,409	59,589
EMC Insurance Group, Inc.	3,007	90,240
Employers Holdings, Inc.	10,980	434,808
Enstar Group Ltd. (a)	3,879	766,878
Essent Group Ltd. (a)	26,001	841,652
Federated National Holding Co.	4,352	81,339
Genworth Financial, Inc., Class A (a)	163,659	623,541
Global Indemnity, Ltd. (a)	2,955	112,911

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	51

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Insurance: Property-Casualty (continued)
Greenlight Capital Re Ltd., Class A (a)	10,430	$237,804
Hallmark Financial Services, Inc. (a)	4,957	57,650
HCI Group, Inc.	2,767	109,241
Heritage Insurance Holdings, Inc.	8,976	140,654
Hilltop Holdings, Inc.	25,919	772,386
Infinity Property & Casualty Corp.	3,834	337,009
Investors Title Co.	522	82,570
Kinsale Capital Group, Inc.	2,387	81,182
National General Holdings Corp.	16,736	418,233
Navigators Group, Inc.	3,740	440,385
NMI Holdings, Inc., Class A (a)	16,620	177,003
OneBeacon Insurance Group Ltd., Class A	7,947	127,549
Radian Group, Inc.	73,824	1,327,356
RLI Corp.	13,226	834,957
Safety Insurance Group, Inc.	4,808	354,350
Selective Insurance Group, Inc.	16,390	705,589
State Auto Financial Corp.	5,345	143,299
State National Cos., Inc.	10,407	144,241
Stewart Information Services Corp.	8,311	382,971
United Fire Group, Inc.	7,192	353,631
United Insurance Holdings Corp.	5,642	85,420
Universal Insurance Holdings, Inc.	11,315	321,346
WMIH Corp. (a)	66,733	103,436

		11,919,700
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	2,183	19,319
Radiant Logistics, Inc. (a)	10,744	41,902
Vectrus, Inc. (a)	3,581	85,407

		146,628
Internet Software & Services — 0.4%
Amber Road, Inc. (a)	5,840	53,027
ChannelAdvisor Corp. (a)	7,626	109,433
Global Eagle Entertainment, Inc. (a)	15,398	99,471
Gogo, Inc. (a)(b)	18,460	170,201
GrubHub, Inc. (a)	27,841	1,047,379
MeetMe, Inc. (a)	13,581	66,955
Quotient Technology, Inc. (a)	21,996	236,457
TrueCar, Inc. (a)	18,734	234,175
Zendesk, Inc. (a)	27,471	582,385

		2,599,483
Leisure Time — 0.9%
Acushnet Holdings Corp. (a)	7,695	151,668
American Outdoor Brands Corp. (a)	18,560	391,245
Callaway Golf Co.	32,081	351,608
Churchill Downs, Inc.	4,685	704,858
ClubCorp Holdings, Inc.	22,034	316,188
Escalade, Inc.	3,599	47,507
ILG, Inc.	39,287	713,845
International Speedway Corp., Class A	8,613	316,958
Johnson Outdoors, Inc., Class A	1,557	61,797
Liberty TripAdvisor Holdings, Inc., Series A (a)	24,759	372,623
Lindblad Expeditions Holdings, Inc. (a)	4,879	46,107
Marriott Vacations Worldwide Corp.	7,763	658,690
Nautilus, Inc. (a)	11,292	208,902
Planet Fitness, Inc., Class A	8,960	180,096
SeaWorld Entertainment, Inc.	22,618	428,159
Speedway Motorsports, Inc.	3,839	83,191
Sturm Ruger & Co., Inc.	6,284	331,167
Travelport Worldwide Ltd.	41,291	582,203
West Marine, Inc. (a)	6,251	65,448

		6,012,260
Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd. (a)	2,433	63,623

Common Stocks	Shares	Value
Luxury Items — 0.0%
Movado Group, Inc.	5,071	$145,791
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	3,261	248,162
Lindsay Corp.	3,609	269,268
Titan International, Inc.	14,510	162,657
Titan Machinery, Inc. (a)	5,862	85,409

		765,496
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	6,550	441,863
Douglas Dynamics, Inc.	7,879	265,128
NACCO Industries, Inc., Class A	1,240	112,282

		819,273
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	14,398	320,499
Machinery: Industrial — 1.5%
Actuant Corp., Class A	20,654	535,971
Altra Industrial Motion Corp.	8,615	317,894
Applied Industrial Technologies, Inc.	12,530	744,282
Chart Industries, Inc. (a)	10,397	374,500
Columbus McKinnon Corp.	6,720	181,709
DXP Enterprises, Inc. (a)	5,335	185,338
EnPro Industries, Inc.	7,290	491,054
ExOne Co. (a)(b)	3,344	31,233
Gencor Industries, Inc. (a)	2,098	32,939
Graham Corp.	3,072	68,045
Hardinge, Inc.	4,240	46,979
Hyster-Yale Materials Handling, Inc.	3,273	208,719
John Bean Technologies Corp.	9,992	858,812
Joy Global, Inc.	33,784	945,952
Kadant, Inc.	3,711	227,113
Kennametal, Inc.	27,284	852,898
Manitowoc Co., Inc. (a)	43,701	261,332
Milacron Holdings Corp. (a)	4,987	92,908
MTS Systems Corp.	5,737	325,288
Omega Flex, Inc.	1,029	57,377
Proto Labs, Inc. (a)	8,352	428,875
SPX Corp. (a)	15,767	373,993
SPX FLOW, Inc. (a)	11,727	375,968
Supreme Industries, Inc., Class A	4,316	67,761
Tennant Co.	5,932	422,358
Woodward, Inc.	18,034	1,245,248

		9,754,546
Machinery: Specialty — 0.1%
Albany International Corp., Class A	9,731	450,545
Hurco Cos., Inc.	2,129	70,470

		521,015
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	2,885	288,067
Medical & Dental Instruments & Supplies — 2.0%
American Renal Associates Holdings, Inc. (a)	2,980	63,414
AngioDynamics, Inc. (a)	8,889	149,957
Anika Therapeutics, Inc. (a)	4,893	239,561
AtriCure, Inc. (a)	10,331	202,178
Atrion Corp.	447	226,718
Avinger, Inc. (a)	7,088	26,226
AxoGen, Inc. (a)	8,280	74,520
Cantel Medical Corp.	12,353	972,799
Cardiovascular Systems, Inc. (a)	10,922	264,422
Cerus Corp. (a)	33,315	144,920
Community Health Systems, Inc. (a)	38,086	212,901
CONMED Corp.	9,374	414,050
Cotiviti Holdings, Inc. (a)	4,232	145,581
CryoLife, Inc.	10,337	197,954

See Notes to Financial Statements.

52	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (continued)
Cutera, Inc. (a)	3,811	$66,121
Endologix, Inc. (a)	26,470	151,408
Entellus Medical, Inc. (a)	2,684	50,915
Exactech, Inc. (a)	3,386	92,438
Halyard Health, Inc. (a)	15,872	586,947
ICU Medical, Inc. (a)	5,108	752,664
Insulet Corp. (a)	20,558	774,625
Integra LifeSciences Holdings Corp. (a)	10,446	896,162
Intersect ENT, Inc. (a)	8,468	102,463
Invacare Corp.	10,430	136,112
InVivo Therapeutics Holdings Corp. (a)(b)	10,661	44,776
IRIDEX Corp. (a)	2,518	35,403
K2M Group Holdings, Inc. (a)	8,443	169,198
Landauer, Inc.	3,189	153,391
LeMaitre Vascular, Inc.	4,323	109,545
Meridian Bioscience, Inc.	14,392	254,738
Merit Medical Systems, Inc. (a)	14,672	388,808
NanoString Technologies, Inc. (a)	5,464	121,847
Neogen Corp. (a)	12,971	856,086
NuVasive, Inc. (a)	17,208	1,159,131
Ocular Therapeutix, Inc. (a)(b)	5,922	49,567
OraSure Technologies, Inc. (a)	17,848	156,705
Orthofix International NV (a)	6,027	218,057
Owens & Minor, Inc.	22,515	794,554
Quidel Corp. (a)	8,843	189,417
Quorum Health Corp. (a)	9,733	70,759
Second Sight Medical Products, Inc. (a)	3,830	7,545
Senseonics Holdings, Inc. (a)	8,663	23,130
Staar Surgical Co. (a)	13,202	143,242
SurModics, Inc. (a)	4,318	109,677
TransEnterix, Inc. (a)(b)	21,069	27,390
Utah Medical Products, Inc.	1,146	83,372
Vascular Solutions, Inc. (a)	5,761	323,192
ViewRay, Inc. (a)(b)	2,026	6,341
Wright Medical Group NV (a)	36,580	840,608

		13,281,535
Medical Equipment — 0.9%
Abaxis, Inc.	7,497	395,617
Accuray, Inc. (a)	26,285	120,911
Analogic Corp.	4,246	352,206
ConforMIS, Inc. (a)	12,595	102,019
Corindus Vascular Robotics, Inc. (a)(b)	14,191	9,911
Cynosure, Inc., Class A (a)	8,063	367,673
Fluidigm Corp. (a)	9,529	69,371
Glaukos Corp. (a)	6,319	216,742
Haemonetics Corp. (a)	18,069	726,374
iRadimed Corp. (a)	1,212	13,453
iRhythm Technologies, Inc. (a)	2,584	77,520
Luminex Corp. (a)	13,615	275,431
Masimo Corp. (a)	14,173	955,260
Natus Medical, Inc. (a)	11,053	384,644
Nevro Corp. (a)	8,358	607,292
NxStage Medical, Inc. (a)	21,603	566,215
Obalon Therapeutics, Inc. (a)(b)	2,089	18,488
Oxford Immunotec Global PLC (a)	7,498	112,095
Spectranetics Corp. (a)	14,567	356,891
Tactile Systems Technology, Inc. (a)	1,621	26,601
Tandem Diabetes Care, Inc. (a)	6,602	14,194
Zeltiq Aesthetics, Inc. (a)	12,015	522,893

		6,291,801
Medical Services — 0.2%
Fulgent Genetics, Inc. (a)(b)	2,014	23,302
PAREXEL International Corp. (a)	18,154	1,193,081

		1,216,383

Common Stocks	Shares	Value
Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	11,924	$245,634
Ampco-Pittsburgh Corp.	2,898	48,542
DMC Global, Inc.	4,513	71,531
Global Brass & Copper Holdings, Inc.	7,326	251,282
Haynes International, Inc.	4,071	175,012
Lawson Products, Inc. (a)	1,881	44,768
MRC Global, Inc. (a)	31,727	642,789
Mueller Industries, Inc.	19,961	797,642
Mueller Water Products, Inc., Series A	53,794	715,998
NN, Inc.	8,629	164,383
RBC Bearings, Inc. (a)	7,890	732,271
Rexnord Corp. (a)	29,321	574,398
Worthington Industries, Inc.	15,519	736,221

		5,200,471
Metals & Minerals: Diversified — 0.9%
Cliffs Natural Resources, Inc. (a)	76,272	641,448
Commercial Metals Co.	39,872	868,412
Ferroglobe PLC	47,704	267,133
Hecla Mining Co.	132,748	695,599
Materion Corp.	6,858	271,577
Minerals Technologies, Inc.	11,986	925,918
Oil-Dri Corp. of America	1,622	61,977
Ring Energy, Inc. (a)	14,300	185,757
SunCoke Energy, Inc. (a)	22,218	251,952
U.S. Silica Holdings, Inc.	25,470	1,443,640
United States Lime & Minerals, Inc.	648	49,086

		5,662,499
Office Supplies & Equipment — 0.7%
ACCO Brands Corp. (a)	35,971	469,422
Eastman Kodak Co. (a)	5,712	88,536
Electronics for Imaging, Inc. (a)	16,625	729,173
Essendant, Inc.	12,813	267,792
Herman Miller, Inc.	20,920	715,464
HNI Corp.	15,674	876,490
Kimball International, Inc., Class B	12,145	213,266
Knoll, Inc.	16,293	455,063
Steelcase, Inc., Class A	29,189	522,483

		4,337,689
Offshore Drilling & Other Services — 0.1%
Atwood Oceanics, Inc.	21,032	276,150
Seadrill Ltd. (a)(b)	128,450	438,015

		714,165
Oil Well Equipment & Services — 0.7%
Dawson Geophysical Co. (a)	6,925	55,677
Fairmount Santrol Holdings, Inc. (a)	30,801	363,144
Flotek Industries, Inc. (a)	17,909	168,165
Forum Energy Technologies, Inc. (a)	20,296	446,512
Helix Energy Solutions Group, Inc. (a)	38,228	337,171
Hornbeck Offshore Services, Inc. (a)	9,405	67,904
Independence Contract Drilling, Inc. (a)	10,591	70,960
Mammoth Energy Services, Inc. (a)	2,902	44,110
Matrix Service Co. (a)	10,665	242,095
McDermott International, Inc. (a)	81,768	604,266
Natural Gas Services Group, Inc. (a)	3,991	128,311
Newpark Resources, Inc. (a)	27,184	203,880
Oil States International, Inc. (a)	18,437	719,043
Parker Drilling Co. (a)	39,751	103,353
RigNet, Inc. (a)	4,052	93,804
SEACOR Holdings, Inc. (a)	5,410	385,625
Smart Sand, Inc. (a)	4,316	71,430
Tesco Corp.	15,112	124,674
TETRA Technologies, Inc. (a)	29,667	148,928
Willbros Group, Inc. (a)	16,055	52,018

		4,431,070

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	53

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
Archrock, Inc.	23,640	$312,048
Ardmore Shipping Corp.	9,092	67,281
CARBO Ceramics, Inc. (a)	7,882	82,446
DHT Holdings, Inc.	30,474	126,162
Dorian LPG Ltd. (a)	7,639	62,716
EXCO Resources, Inc. (a)	44,510	38,888
Exterran Corp. (a)	10,954	261,800
Frontline Ltd.	21,315	151,550
Navios Maritime Acquisition Corp.	27,958	47,529
Pacific Ethanol, Inc. (a)	9,442	89,699
Plug Power, Inc. (a)(b)	60,153	72,184
RSP Permian, Inc. (a)	33,634	1,500,749

		2,813,052
Oil: Crude Producers — 1.3%
Abraxas Petroleum Corp. (a)	40,565	104,252
Bill Barrett Corp. (a)	15,726	109,925
California Resources Corp. (a)(b)	11,760	250,370
Callon Petroleum Co. (a)	50,307	773,218
Carrizo Oil & Gas, Inc. (a)	21,768	813,035
Clayton Williams Energy, Inc. (a)	2,058	245,437
Contango Oil & Gas Co. (a)	7,317	68,341
CVR Energy, Inc.	5,230	132,790
Denbury Resources, Inc. (a)	119,173	438,557
Earthstone Energy, Inc. (a)	280	3,847
Eclipse Resources Corp. (a)	18,737	50,028
Erin Energy Corp. (a)(b)	3,671	11,196
Evolution Petroleum Corp.	8,985	89,850
Isramco, Inc. (a)	229	28,465
Jones Energy, Inc., Class A (a)	18,965	94,825
Northern Oil and Gas, Inc. (a)	16,222	44,610
Oasis Petroleum, Inc. (a)	80,531	1,219,239
ONE Gas, Inc.	17,756	1,135,674
Overseas Shipholding Group, Inc., Class A	13,547	51,885
Panhandle Oil and Gas, Inc., Class A	5,092	119,917
PDC Energy, Inc. (a)	19,228	1,395,568
Sanchez Energy Corp. (a)	18,635	168,274
Synergy Resources Corp. (a)	62,903	560,466
Unit Corp. (a)	17,162	461,143
W&T Offshore, Inc. (a)	9,465	26,218

		8,397,130
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	562	22,283
Alon USA Energy, Inc.	10,418	118,557
Clean Energy Fuels Corp. (a)	33,568	96,004
Delek U.S. Holdings, Inc.	20,949	504,242
Par Pacific Holdings, Inc. (a)	10,177	147,974
Renewable Energy Group, Inc. (a)	12,671	122,909
Trecora Resources (a)	6,709	92,920
Western Refining, Inc.	27,996	1,059,649

		2,164,538
Paints & Coatings — 0.2%
Chase Corp.	2,660	222,243
Ferro Corp. (a)	28,318	405,797
HB Fuller Co.	17,431	842,092
Kronos Worldwide, Inc.	6,875	82,087

		1,552,219
Paper — 0.4%
Clearwater Paper Corp. (a)	5,747	376,716
KapStone Paper and Packaging Corp.	30,332	668,820
Neenah Paper, Inc.	5,789	493,223
PH Glatfelter Co.	14,765	352,736
Schweitzer-Mauduit International, Inc.	10,260	467,138

		2,358,633

Common Stocks	Shares	Value
Personal Care — 0.1%
Lifevantage Corp. (a)	4,334	$35,322
Orchids Paper Products Co.	2,936	76,864
USANA Health Sciences, Inc. (a)	3,629	222,095
WD-40 Co.	4,753	555,626

		889,907
Pharmaceuticals — 1.9%
AcelRx Pharmaceuticals, Inc. (a)	10,893	28,322
Achillion Pharmaceuticals, Inc. (a)	38,585	159,356
Aclaris Therapeutics, Inc. (a)	3,917	106,307
Adamas Pharmaceuticals, Inc. (a)	5,557	93,913
Aerie Pharmaceuticals, Inc. (a)	9,784	370,324
Agile Therapeutics, Inc. (a)	4,444	25,331
Amphastar Pharmaceuticals, Inc. (a)	12,299	226,548
Ampio Pharmaceuticals, Inc. (a)(b)	12,123	10,913
Aratana Therapeutics, Inc. (a)	10,979	78,829
Arrowhead Pharmaceuticals, Inc. (a)(b)	19,637	30,437
Axsome Therapeutics, Inc. (a)(b)	3,526	23,801
Biospecifics Technologies Corp. (a)	1,816	101,151
Cambrex Corp. (a)	11,419	616,055
Cempra, Inc. (a)(b)	14,762	41,334
Chimerix, Inc. (a)	13,640	62,744
ChromaDex Corp. (a)	8,281	27,410
Concert Pharmaceuticals, Inc. (a)	5,645	58,087
Corcept Therapeutics, Inc. (a)	24,500	177,870
Corvus Pharmaceuticals, Inc. (a)	869	12,427
Depomed, Inc. (a)	20,680	372,654
Durect Corp. (a)	42,874	57,451
Eagle Pharmaceuticals, Inc. (a)	3,069	243,494
Egalet Corp. (a)(b)	7,464	57,100
Enanta Pharmaceuticals, Inc. (a)	5,174	173,329
Endocyte, Inc. (a)	13,580	34,629
Esperion Therapeutics, Inc. (a)	4,555	57,029
Heska Corp. (a)	1,976	141,482
Horizon Pharma PLC (a)	57,760	934,557
Immune Design Corp. (a)	4,834	26,587
Impax Laboratories, Inc. (a)	25,100	332,575
Infinity Pharmaceuticals, Inc. (a)	15,613	21,078
Innoviva, Inc. (a)	27,678	296,155
Inotek Pharmaceuticals Corp. (a)	5,954	36,319
Intra-Cellular Therapies, Inc. (a)	11,313	170,713
Ironwood Pharmaceuticals, Inc. (a)	43,777	669,350
Kite Pharma, Inc. (a)(b)	13,277	595,341
La Jolla Pharmaceutical Co. (a)	4,499	78,867
Lannett Co., Inc. (a)(b)	9,621	212,143
Lipocine, Inc. (a)(b)	4,616	16,987
Medicines Co. (a)	24,130	818,972
MyoKardia, Inc. (a)	4,716	61,072
Otonomy, Inc. (a)	7,920	125,928
Pacira Pharmaceuticals, Inc. (a)	12,392	400,262
Paratek Pharmaceuticals, Inc. (a)	6,071	93,493
Portola Pharmaceuticals, Inc. (a)	16,879	378,765
Prestige Brands Holdings, Inc. (a)	18,256	951,138
Radius Health, Inc. (a)	10,697	406,807
Reata Pharmaceuticals, Inc. (a)	1,898	41,433
Revance Therapeutics, Inc. (a)	6,774	140,222
Sciclone Pharmaceuticals, Inc. (a)	16,513	178,340
Spectrum Pharmaceuticals, Inc. (a)	25,700	113,851
Supernus Pharmaceuticals, Inc. (a)	15,974	403,344
Syndax Pharmaceuticals, Inc. (a)	1,279	9,170
Teligent, Inc. (a)	13,803	91,238
TG Therapeutics, Inc. (a)	11,718	54,489
TherapeuticsMD, Inc. (a)(b)	51,352	296,301
Theravance Biopharma, Inc. (a)	13,610	433,887
Titan Pharmaceuticals, Inc. (a)(b)	6,079	24,316
Ultragenyx Pharmaceutical, Inc. (a)	12,898	906,858
Voyager Therapeutics, Inc. (a)	4,083	52,017

See Notes to Financial Statements.

54	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Zafgen, Inc. (a)	6,536	$20,784
Zogenix, Inc. (a)	7,997	97,164

		12,878,850
Photography — 0.0%
GoPro, Inc., Class A (a)(b)	34,328	298,997
Plastics — 0.2%
A. Schulman, Inc.	9,822	328,546
Ply Gem Holdings, Inc. (a)	7,278	118,268
Trinseo SA	9,435	559,495

		1,006,309
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	13,641	746,845
Generac Holdings, Inc. (a)	22,418	913,309
Maxwell Technologies, Inc. (a)	10,738	54,979
Powell Industries, Inc.	2,926	114,114
Vicor Corp. (a)	5,494	82,959

		1,912,206
Precious Metals & Minerals — 0.1%
Stillwater Mining Co. (a)	42,747	688,654
Printing & Copying Services — 0.1%
Casella Waste Systems, Inc., Class A (a)	12,728	157,955
Cimpress NV (a)	8,684	795,541

		953,496
Producer Durables: Miscellaneous — 0.0%
Advanced Disposal Services, Inc. (a)	7,497	166,583
Park-Ohio Holdings Corp.	2,759	117,534

		284,117
Production Technology Equipment — 0.7%
Axcelis Technologies, Inc. (a)	9,547	138,909
Brooks Automation, Inc.	23,127	394,778
Cohu, Inc.	8,643	120,138
Electro Scientific Industries, Inc. (a)	9,057	53,617
Entegris, Inc. (a)	49,132	879,463
MKS Instruments, Inc.	18,305	1,087,317
Nanometrics, Inc. (a)	9,412	235,865
Photronics, Inc. (a)	22,524	254,521
Rudolph Technologies, Inc. (a)	11,288	263,575
Tessera Holding Corp.	17,077	754,803
Ultra Clean Holdings, Inc. (a)	10,472	101,578
Ultratech, Inc. (a)	7,075	169,659
Veeco Instruments, Inc. (a)	13,503	393,612

		4,847,835
Publishing — 0.5%
Daily Journal Corp. (a)	360	87,048
Eros International PLC (a)(b)	9,675	126,259
Media General, Inc. (a)	38,170	718,741
Meredith Corp.	12,573	743,693
New Media Investment Group, Inc.	15,671	250,579
New York Times Co., Class A	44,126	586,876
Scholastic Corp.	9,276	440,517
Time, Inc.	34,848	622,037

		3,575,750
Radio & TV Broadcasters — 0.6%
Central European Media Enterprises Ltd., Class A (a)	23,953	61,080
Entercom Communications Corp., Class A	8,576	131,213
Entravision Communications Corp., Class A	21,454	150,178
Formula One Group, Class A (a)	7,925	248,449
Formula One Group, Class C (a)	15,556	487,370
Gannett Co., Inc.	40,149	389,847
Gray Television, Inc. (a)	22,298	241,933
Liberty Braves Group, Class A (a)	3,275	67,105

Common Stocks	Shares	Value
Radio & TV Broadcasters (continued)
Liberty Braves Group, Class C (a)	10,373	$213,580
MSG Networks, Inc., Class A (a)	20,262	435,633
Nexstar Broadcasting Group, Inc., Class A	10,438	660,725
Radio One, Inc., Class D (a)	6,576	19,070
Saga Communications, Inc., Class A	1,177	59,203
Salem Media Group, Inc., Class A	2,902	18,138
Sinclair Broadcast Group, Inc., Class A	23,101	770,418
Townsquare Media, Inc. (a)	3,245	33,780
TRONC, Inc.	8,793	121,959

		4,109,681
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	2,575	116,622
FreightCar America, Inc.	4,000	59,720
Greenbrier Cos., Inc.	9,179	381,387

		557,729
Real Estate — 0.3%
AV Homes, Inc. (a)	4,186	66,139
Consolidated-Tomoka Land Co.	1,365	72,918
Forestar Group, Inc. (a)	11,262	149,785
HFF, Inc., Class A	12,244	370,381
Kennedy-Wilson Holdings, Inc.	29,038	595,279
RMR Group, Inc., Class A	2,368	93,536
St. Joe Co. (a)	16,500	313,500
Stratus Properties, Inc. (a)	2,165	70,904
Tejon Ranch Co. (a)	4,623	117,563
Trinity Place Holdings, Inc. (a)	6,302	58,419

		1,908,424
Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	27,650	903,602
AG Mortgage Investment Trust, Inc.	9,274	158,678
Agree Realty Corp.	8,636	397,688
Alexander & Baldwin, Inc.	16,513	740,938
Alexander’s, Inc.	739	315,457
Altisource Residential Corp.	17,454	192,692
American Assets Trust, Inc.	14,266	614,579
Anworth Mortgage Asset Corp.	30,717	158,807
Apollo Commercial Real Estate Finance, Inc.	24,830	412,675
Ares Commercial Real Estate Corp.	9,493	130,339
Armada Hoffler Properties, Inc.	11,384	165,865
ARMOUR Residential REIT, Inc.	12,755	276,656
Ashford Hospitality Prime, Inc.	7,928	108,217
Ashford Hospitality Trust, Inc.	26,296	204,057
Bluerock Residential Growth REIT, Inc.	6,705	91,993
Capstead Mortgage Corp.	33,400	340,346
CareTrust REIT, Inc.	22,429	343,612
Catchmark Timber Trust, Inc., Class A	13,045	146,887
CBL & Associates Properties, Inc.	59,726	686,849
Cedar Realty Trust, Inc.	27,882	182,069
Chatham Lodging Trust	12,574	258,396
Chesapeake Lodging Trust	20,381	527,053
City Office REIT, Inc.	7,341	96,681
Colony Capital, Inc., Class A	37,911	767,698
Colony Starwood Homes	23,081	664,964
Community Healthcare Trust, Inc.	4,381	100,894
CorEnergy Infrastructure Trust, Inc.	4,017	140,113
Coresite Realty Corp.	11,517	914,104
Cousins Properties, Inc.	117,402	999,091
CYS Investments, Inc.	52,536	406,103
DiamondRock Hospitality Co.	71,461	823,945
DuPont Fabros Technology, Inc.	25,492	1,119,864
Dynex Capital, Inc.	15,567	106,167
Easterly Government Properties, Inc.	11,730	234,835
EastGroup Properties, Inc.	10,385	766,828
Education Realty Trust, Inc.	25,139	1,063,380

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	55

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Farmland Partners, Inc. (b)	6,283	$70,118
FelCor Lodging Trust, Inc.	46,878	375,493
First Industrial Realty Trust, Inc.	40,494	1,135,857
First Potomac Realty Trust	19,581	214,804
Four Corners Property Trust, Inc.	11,641	238,873
Franklin Street Properties Corp.	35,976	466,249
Geo Group, Inc.	25,698	923,329
Getty Realty Corp.	9,350	238,331
Gladstone Commercial Corp.	9,046	181,825
Global Medical REIT, Inc.	5,648	50,380
Global Net Lease, Inc.	58,696	459,590
Government Properties Income Trust	17,876	340,806
Gramercy Property Trust	148,115	1,359,696
Great Ajax Corp.	5,343	70,902
Healthcare Realty Trust, Inc.	39,017	1,182,995
Hersha Hospitality Trust	14,468	311,062
Hudson Pacific Properties, Inc.	36,678	1,275,661
Independence Realty Trust, Inc.	20,718	184,805
InfraREIT, Inc.	14,187	254,089
Invesco Mortgage Capital, Inc.	40,146	586,132
Investors Real Estate Trust	42,185	300,779
iStar, Inc. (a)	23,954	296,311
Kite Realty Group Trust	28,258	663,498
LaSalle Hotel Properties	36,876	1,123,612
Lexington Realty Trust	80,998	874,778
LTC Properties, Inc.	13,440	631,411
Mack-Cali Realty Corp.	32,213	934,821
MedEquities Realty Trust, Inc.	7,805	86,635
Medical Properties Trust, Inc.	100,870	1,240,701
Monmouth Real Estate Investment Corp.	23,128	352,471
Monogram Residential Trust, Inc.	57,508	622,237
MTGE Investment Corp.	15,275	239,817
National Health Investors, Inc.	12,801	949,450
National Storage Affiliates Trust	11,717	258,594
New Residential Investment Corp.	83,512	1,312,809
New Senior Investment Group, Inc.	26,510	259,533
New York Mortgage Trust, Inc.	37,147	245,170
New York REIT, Inc.	56,647	573,268
NexPoint Residential Trust, Inc.	6,048	135,112
NorthStar Realty Europe Corp.	18,797	236,278
One Liberty Properties, Inc.	4,637	116,481
Orchid Island Capital, Inc.	8,473	91,763
Owens Realty Mortgage, Inc.	3,428	63,487
Parkway, Inc. (a)	14,780	328,855
Pebblebrook Hotel Trust	25,635	762,641
Pennsylvania Real Estate Investment Trust	23,015	436,364
PennyMac Mortgage Investment Trust (c)	22,641	370,633
Physicians Realty Trust	47,948	909,094
Potlatch Corp.	13,910	579,351
Preferred Apartment Communities, Inc., Class A	9,271	138,231
PS Business Parks, Inc.	6,777	789,656
QTS Realty Trust, Inc., Class A	16,552	821,807
RAIT Financial Trust	22,437	75,388
Ramco-Gershenson Properties Trust	27,192	450,843
Redwood Trust, Inc.	26,313	400,221
Resource Capital Corp.	10,203	84,991
Retail Opportunity Investments Corp.	36,246	765,878
Rexford Industrial Realty, Inc.	22,488	521,497
RLJ Lodging Trust	42,848	1,049,347
Sabra Health Care REIT, Inc.	22,046	538,363
Saul Centers, Inc.	3,414	227,406
Select Income REIT	21,761	548,377
Seritage Growth Properties, Class A (b)	8,156	348,343
Silver Bay Realty Trust Corp.	11,211	192,157
STAG Industrial, Inc.	26,005	620,739
Summit Hotel Properties, Inc.	28,625	458,859
Sunstone Hotel Investors, Inc.	74,824	1,141,066

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Terreno Realty Corp.	15,743	$448,518
Tier REIT, Inc.	15,947	277,318
UMH Properties, Inc.	8,478	127,594
Universal Health Realty Income Trust	2,701	177,159
Urban Edge Properties	30,245	832,040
Urstadt Biddle Properties, Inc., Class A	6,772	163,273
Walter Investment Management Corp. (a)(b)	5,571	26,462
Washington Prime Group, Inc.	68,041	708,307
Washington Real Estate Investment Trust	26,155	855,007
Western Asset Mortgage Capital Corp.	13,498	135,925
Whitestone REIT	10,270	147,683
Xenia Hotels & Resorts, Inc.	35,456	688,555

		54,240,083
Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc.	4,473	67,184
Camping World Holdings, Inc.	4,188	136,487
LCI Industries	8,134	876,438
Malibu Boats, Inc. (a)	6,072	115,854
Marine Products Corp.	3,962	54,953
MCBC Holdings, Inc.	2,293	33,432
Winnebago Industries, Inc.	9,170	290,231

		1,574,579
Rental & Leasing Services: Consumer — 0.0%
Rent-A-Center, Inc., Class A	16,972	190,935
Restaurants — 2.0%
Biglari Holdings, Inc. (a)	340	160,888
BJ’s Restaurants, Inc. (a)	8,004	314,557
Bloomin’ Brands, Inc.	35,509	640,227
Bob Evans Farms, Inc.	6,779	360,711
Bojangles’, Inc. (a)	3,272	61,023
Buffalo Wild Wings, Inc. (a)	6,175	953,420
Carrols Restaurant Group, Inc. (a)	11,266	171,807
Cheesecake Factory, Inc.	15,579	932,871
Cracker Barrel Old Country Store, Inc.	6,555	1,094,554
Dave & Buster’s Entertainment, Inc. (a)	13,110	738,093
Del Taco Restaurants, Inc. (a)	8,201	115,798
Denny’s Corp. (a)	25,987	333,413
DineEquity, Inc.	6,183	476,091
El Pollo Loco Holdings, Inc. (a)	6,798	83,615
Ellie Mae, Inc. (a)	11,237	940,312
Fiesta Restaurant Group, Inc. (a)	9,160	273,426
Fogo De Chao, Inc. (a)	1,664	23,878
Habit Restaurants, Inc., Class A (a)	4,521	77,987
J Alexander’s Holdings, Inc. (a)	4,381	47,096
Jack in the Box, Inc.	11,147	1,244,451
Jamba, Inc. (a)(b)	4,221	43,476
Kona Grill, Inc. (a)	2,435	30,559
Luby’s, Inc. (a)	5,241	22,432
Nathan’s Famous, Inc. (a)	1,059	68,729
Noodles & Co. (a)(b)	3,790	15,539
Papa John’s International, Inc.	9,372	802,056
Popeyes Louisiana Kitchen, Inc. (a)	7,263	439,266
Potbelly Corp. (a)	7,842	101,162
Red Robin Gourmet Burgers, Inc. (a)	4,480	252,672
Ruby Tuesday, Inc. (a)	20,067	64,816
Ruth’s Hospitality Group, Inc.	12,365	226,280
Shake Shack, Inc., Class A (a)	5,868	210,016
Sonic Corp.	15,739	417,241
Texas Roadhouse, Inc.	22,670	1,093,601
Wingstop, Inc.	5,192	153,631
Zoe’s Kitchen, Inc. (a)	6,282	150,705

		13,136,399
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	15,929	598,134

See Notes to Financial Statements.

56	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Scientific Instruments: Control & Filter (continued)
CIRCOR International, Inc.	5,591	$362,744
Energy Recovery, Inc. (a)	11,244	116,375
ESCO Technologies, Inc.	8,607	487,587
Gorman-Rupp Co.	5,778	178,829
Sun Hydraulics Corp.	7,943	317,482
Thermon Group Holdings, Inc. (a)	10,565	201,686
Watts Water Technologies, Inc., Class A	9,652	629,310

		2,892,147
Scientific Instruments: Electrical — 0.6%
Allied Motion Technologies, Inc.	2,225	47,593
Atkore International Group, Inc. (a)	4,035	96,477
AZZ, Inc.	8,772	560,531
EnerSys	14,861	1,160,644
Franklin Electric Co., Inc.	16,142	627,924
Littelfuse, Inc.	7,587	1,151,479
Preformed Line Products Co.	866	50,332
Taser International, Inc. (a)	17,635	427,472

		4,122,452
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	9,567	353,501
FARO Technologies, Inc. (a)	6,546	235,656
Itron, Inc. (a)	11,690	734,716
Mesa Laboratories, Inc.	977	119,927
Vishay Precision Group, Inc. (a)	4,022	76,016

		1,519,816
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	9,626	134,283
Darling Ingredients, Inc. (a)	57,532	742,738
Heritage-Crystal Clean, Inc. (a)	4,350	68,295
Team, Inc. (a)	9,853	386,730
TRC Cos., Inc. (a)	6,550	69,430
U.S. Ecology, Inc.	7,391	363,268

		1,764,744
Securities Brokerage & Services — 0.2%
BGC Partners, Inc., Class A	76,011	777,592
Gain Capital Holdings, Inc.	12,505	82,283
INTL. FCStone, Inc. (a)	5,278	209,009
Investment Technology Group, Inc.	10,047	198,328
Ladenburg Thalmann Financial Services, Inc. (a)	34,978	85,346
Virtu Financial, Inc., Class A	8,779	140,025

		1,492,583
Semiconductors & Components — 2.8%
Acacia Communications, Inc. (a)(b)	1,712	105,716
Advanced Micro Devices, Inc. (a)	257,681	2,922,103
Alpha & Omega Semiconductor Ltd. (a)	5,915	125,812
Amkor Technology, Inc. (a)	33,850	357,118
Applied Micro Circuits Corp. (a)	29,607	244,258
Cavium, Inc. (a)	22,336	1,394,660
CEVA, Inc. (a)	6,871	230,522
Cirrus Logic, Inc. (a)	21,373	1,208,429
Diodes, Inc. (a)	12,990	333,453
DSP Group, Inc. (a)	6,999	91,337
Emcore Corp.	8,298	72,193
Exar Corp. (a)	14,185	152,914
FormFactor, Inc. (a)	23,485	263,032
GigPeak, Inc. (a)	18,816	47,416
Inphi Corp. (a)	13,991	624,278
Integrated Device Technology, Inc. (a)	46,522	1,096,058
Intersil Corp., Class A	46,030	1,026,469
IXYS Corp.	8,052	95,819
Kopin Corp. (a)	20,545	58,348
Lattice Semiconductor Corp. (a)	40,952	301,407
MACOM Technology Solutions Holdings, Inc. (a)	7,894	365,334

Common Stocks	Shares	Value
Semiconductors & Components (continued)
MaxLinear, Inc., Class A (a)	18,929	$412,652
Microsemi Corp. (a)	38,950	2,102,132
Monolithic Power Systems, Inc.	13,303	1,089,915
Power Integrations, Inc.	9,591	650,749
Rambus, Inc. (a)	36,840	507,287
Semtech Corp. (a)	22,726	717,005
Sigma Designs, Inc. (a)	11,772	70,632
Silicon Laboratories, Inc. (a)	14,316	930,540
Vishay Intertechnology, Inc.	47,683	772,465

		18,370,053
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)	11,126	602,250
Xcerra Corp. (a)	17,414	133,043

		735,293
Shipping — 0.4%
GasLog Ltd.	13,475	216,948
Gener8 Maritime, Inc. (a)	13,182	59,055
Golar LNG Ltd.	33,628	771,426
International Seaways, Inc. (a)	5,814	81,629
Matson, Inc.	14,601	516,729
Nordic American Tankers Ltd.	33,416	280,694
Scorpio Tankers, Inc.	56,088	254,079
Ship Finance International Ltd.	21,824	324,086
Teekay Corp.	16,219	130,239
Teekay Tankers Ltd., Class A	38,877	87,862
Tidewater, Inc.	17,312	59,034

		2,781,781
Software — 0.4%
Actua Corp. (a)	11,742	164,388
Castlight Health, Inc., Class B (a)	12,975	64,226
Five9, Inc. (a)	10,756	152,628
Gigamon, Inc. (a)	10,982	500,230
Globant SA (a)	8,756	292,013
Instructure, Inc. (a)	3,489	68,210
MobileIron, Inc. (a)	14,122	52,957
Model N, Inc. (a)	7,511	66,472
Park City Group, Inc. (a)	4,300	54,610
Paycom Software, Inc. (a)	15,322	696,998
pdvWireless, Inc. (a)(b)	3,396	76,580
Qualys, Inc. (a)	9,304	294,471
Rubicon Project, Inc. (a)	12,297	91,244

		2,575,027
Specialty Retail — 2.6%
1-800-Flowers.com, Inc., Class A (a)	8,661	92,673
Aaron’s, Inc.	22,730	727,133
Abercrombie & Fitch Co., Class A	23,264	279,168
America’s Car-Mart, Inc. (a)	2,590	113,313
American Eagle Outfitters, Inc.	57,064	865,661
Asbury Automotive Group, Inc. (a)	6,783	418,511
Ascena Retail Group, Inc. (a)	58,880	364,467
At Home Group, Inc. (a)	3,032	44,358
Barnes & Noble Education, Inc. (a)	13,192	151,312
Barnes & Noble, Inc.	21,561	240,405
Big 5 Sporting Goods Corp.	5,771	100,127
Blue Nile, Inc.	3,827	155,491
BMC Stock Holdings, Inc. (a)	18,794	366,483
Boot Barn Holdings, Inc. (a)	4,129	51,695
Buckle, Inc.	9,883	225,332
Build-A-Bear Workshop, Inc., Class A (a)	4,129	56,774
Caleres, Inc.	14,483	475,332
Cato Corp., Class A	8,776	263,982
Chico’s FAS, Inc.	45,418	653,565
Children’s Place Retail Stores, Inc.	6,468	652,945
Citi Trends, Inc.	4,668	87,945

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	57

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Specialty Retail (continued)
Conn’s, Inc. (a)	6,618	$83,718
Container Store Group, Inc. (a)	5,891	37,408
Destination XL Group, Inc. (a)	11,563	49,143
DSW, Inc., Class A	23,501	532,298
Express, Inc. (a)	25,377	273,057
Finish Line, Inc., Class A	14,282	268,644
Five Below, Inc. (a)	18,589	742,816
Francesca’s Holdings Corp. (a)	13,119	236,536
FTD Cos., Inc. (a)	5,725	136,484
Genesco, Inc. (a)	6,949	431,533
GNC Holdings, Inc., Class A	23,380	258,115
Group 1 Automotive, Inc.	7,042	548,853
Guess?, Inc.	21,117	255,516
Haverty Furniture Cos., Inc.	6,073	143,930
Hibbett Sports, Inc. (a)	7,776	290,045
Lands’ End, Inc. (a)(b)	4,832	73,205
Lithia Motors, Inc., Class A	8,250	798,847
Lumber Liquidators Holdings, Inc. (a)(b)	8,628	135,805
MarineMax, Inc. (a)	8,150	157,702
Monro Muffler Brake, Inc.	11,065	632,918
Office Depot, Inc.	194,442	878,878
Party City Holdco, Inc. (a)	8,842	125,556
Pier 1 Imports, Inc.	30,142	257,413
Regis Corp. (a)	12,212	177,318
RetailMeNot, Inc. (a)	12,654	117,682
Shoe Carnival, Inc.	4,671	126,024
Shutterfly, Inc. (a)	11,696	586,905
Sonic Automotive, Inc., Class A	11,117	254,579
Sportsman’s Warehouse Holdings, Inc. (a)	8,591	80,669
Stage Stores, Inc.	8,255	36,074
Stamps.com, Inc. (a)	5,617	643,989
Stein Mart, Inc.	9,911	54,312
Systemax, Inc.	3,784	33,186
Tailored Brands, Inc.	16,520	422,086
Tilly’s, Inc., Class A (a)	4,177	55,095
Vitamin Shoppe, Inc. (a)	8,344	198,170
Wayfair, Inc., Class A (a)(b)	10,682	374,404
Zumiez, Inc. (a)	6,319	138,070

		17,033,655
Steel — 0.4%
AK Steel Holding Corp. (a)	107,451	1,097,075
Allegheny Technologies, Inc.	36,732	585,141
Carbonite, Inc. (a)	5,911	96,940
Carpenter Technology Corp.	15,657	566,314
Handy & Harman Ltd. (a)	1,051	26,853
Olympic Steel, Inc.	3,045	73,780
Ryerson Holding Corp. (a)	4,016	53,614
Schnitzer Steel Industries, Inc., Class A	8,962	230,323
TimkenSteel Corp. (a)	15,216	235,544

		2,965,584
Technology: Miscellaneous — 0.3%
Apptio Inc., Class A (a)	2,581	47,826
Benchmark Electronics, Inc. (a)	16,818	512,949
CTS Corp.	10,795	241,808
Fabrinet (a)	11,798	475,459
Kimball Electronics, Inc. (a)	9,201	167,458
Plexus Corp. (a)	11,310	611,193

		2,056,693
Telecommunications Equipment — 0.4%
Applied Optoelectronics, Inc. (a)	5,400	126,576
CalAmp Corp. (a)	11,768	170,636
Clearfield, Inc. (a)	3,630	75,141
Inteliquent, Inc.	11,197	256,635
Knowles Corp. (a)	29,943	500,347

Common Stocks	Shares	Value
Telecommunications Equipment (continued)
Oclaro, Inc. (a)	37,926	$339,438
Ubiquiti Networks, Inc. (a)	9,047	522,917
Viavi Solutions, Inc. (a)	79,462	649,999
Vocera Communications, Inc. (a)	8,134	150,398

		2,792,087
Textile Products — 0.1%
Culp, Inc.	3,500	130,025
Interface, Inc.	21,996	408,026
Unifi, Inc. (a)	5,125	167,229

		705,280
Textiles Apparel & Shoes — 0.7%
Columbia Sportswear Co.	9,353	545,280
Crocs, Inc. (a)	24,136	165,573
Deckers Outdoor Corp. (a)	11,254	623,359
Delta Apparel, Inc. (a)	2,401	49,773
Fossil Group, Inc. (a)	14,257	368,686
G-III Apparel Group Ltd. (a)	14,596	431,458
Iconix Brand Group, Inc. (a)	14,113	131,815
Oxford Industries, Inc.	5,167	310,692
Perry Ellis International, Inc. (a)	4,188	104,323
Sequential Brands Group, Inc. (a)	13,152	61,551
Steven Madden Ltd. (a)	21,339	762,869
Superior Uniform Group, Inc.	2,476	48,579
Vera Bradley, Inc. (a)	6,586	77,188
Vince Holding Corp. (a)	6,862	27,791
Weyco Group, Inc.	2,072	64,854
Wolverine World Wide, Inc.	33,561	736,664

		4,510,455
Tobacco — 0.2%
Alliance One International, Inc. (a)	2,927	56,198
Turning Point Brands, Inc. (a)	1,734	21,242
Universal Corp.	7,547	481,121
Vector Group Ltd.	32,053	728,885

		1,287,446
Toys — 0.0%
JAKKS Pacific, Inc. (a)	4,759	24,509
Transportation Miscellaneous — 0.4%
Costamare, Inc.	10,970	61,432
Echo Global Logistics, Inc. (a)	10,000	250,500
Hub Group, Inc., Class A (a)	11,354	496,738
Scorpio Bulkers, Inc. (a)	17,709	89,430
Textainer Group Holdings Ltd.	7,632	56,858
Wesco Aircraft Holdings, Inc. (a)	19,069	285,082
XPO Logistics, Inc. (a)	33,748	1,456,564

		2,696,604
Truckers — 0.6%
ArcBest Corp.	8,445	233,504
Celadon Group, Inc.	9,272	66,295
Covenant Transportation Group, Inc., Class A (a)	3,907	75,561
Forward Air Corp.	10,072	477,211
FRP Holdings, Inc. (a)	1,989	74,985
Heartland Express, Inc.	15,586	317,331
Knight Transportation, Inc.	22,963	758,927
Marten Transport Ltd.	7,461	173,841
PAM Transportation Services, Inc. (a)	846	21,979
Roadrunner Transportation Systems, Inc. (a)	10,373	107,776
Saia, Inc. (a)	8,518	376,070
Swift Transportation Co. (a)	25,829	629,194
Universal Logistics Holdings, Inc.	2,888	47,219
USA Truck, Inc. (a)	2,812	24,493
Werner Enterprises, Inc.	15,028	405,005
YRC Worldwide, Inc. (a)	10,674	141,751

		3,931,142

See Notes to Financial Statements.

58	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Utilities: Electrical — 1.7%
ALLETE, Inc.	16,971	$1,089,368
Atlantic Power Corp.	40,171	100,428
Avista Corp.	21,594	863,544
Black Hills Corp.	17,625	1,081,117
El Paso Electric Co.	13,712	637,608
Empire District Electric Co.	14,910	508,282
Genie Energy Ltd. (a)	3,302	18,987
IDACORP, Inc.	17,159	1,382,157
MGE Energy, Inc.	12,234	798,880
NorthWestern Corp.	16,818	956,440
NRG Yield, Inc., Class A	12,306	189,020
NRG Yield, Inc., Class C	21,456	339,005
Otter Tail Corp.	12,890	525,912
Pattern Energy Group, Inc.	22,547	428,168
PNM Resources, Inc.	27,967	959,268
Portland General Electric Co.	30,506	1,321,825
Spark Energy, Inc., Class A	1,581	47,904
Unitil Corp.	4,600	208,564

		11,456,477
Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	5,317	355,973
Delta Natural Gas Co., Inc.	2,148	63,001
New Jersey Resources Corp.	29,241	1,038,056
Northwest Natural Gas Co.	9,428	563,794
South Jersey Industries, Inc.	27,445	924,622
Southwest Gas Corp.	16,093	1,233,046
Spire, Inc.	15,242	983,871
WGL Holdings, Inc.	17,173	1,309,956

		6,472,319
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	13,220	708,856
Utilities: Telecommunications — 1.1%
8x8, Inc. (a)	29,900	427,570
ATN International, Inc.	3,601	288,548
Boingo Wireless, Inc. (a)	11,830	144,208
Cincinnati Bell, Inc. (a)	14,621	326,779
Cogent Communications Group, Inc.	14,552	601,725
Consolidated Communications Holdings, Inc.	16,727	449,120
Fairpoint Communications, Inc. (a)	6,998	130,863
General Communication, Inc., Class A (a)	9,539	185,534
Globalstar, Inc. (a)	141,259	223,189
GTT Communications, Inc. (a)	9,096	261,510
Hawaiian Telcom Holdco, Inc. (a)	1,864	46,190
IDT Corp., Class B	5,733	106,290
Iridium Communications, Inc. (a)	28,551	274,090
j2 Global, Inc.	16,174	1,323,033
Lumos Networks Corp. (a)	6,219	97,141
NeuStar, Inc., Class A (a)	5,171	172,711
NII Holdings, Inc. (a)	19,047	40,951
ORBCOMM, Inc. (a)	21,223	175,514
Shenandoah Telecommunications Co.	15,717	429,074
Spok Holdings, Inc.	6,730	139,647
Straight Path Communications, Inc., Class B (a)(b)	3,062	103,832
Vonage Holdings Corp. (a)	64,805	443,914

Common Stocks	Shares	Value
Utilities: Telecommunications (continued)
West Corp.	14,893	$368,751
Windstream Holdings, Inc. (b)	32,787	240,329

		7,000,513
Utilities: Water — 0.3%
American States Water Co.	12,374	563,760
AquaVenture Holdings, Ltd. (a)	2,652	65,054
Artesian Resources Corp., Class A	2,420	77,295
California Water Service Group	16,227	550,095
Connecticut Water Service, Inc.	3,544	197,932
Consolidated Water Co. Ltd.	4,660	50,561
Global Water Resources, Inc. (b)	2,173	19,774
Middlesex Water Co.	5,187	222,730
SJW Corp.	5,562	311,361
York Water Co.	4,206	160,669

		2,219,231
Total Common Stocks — 96.9%		645,829,321

Other Interests — 0.0%	Investment Value (000)
Gerber Scientific, Inc. (d)	$13	129

Rights — 0.0%	Shares
Biotechnology — 0.0%
Dyax Corp., CVR, (Expires 12/31/19) (a)	39,009	43,300
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR, (Expires 07/16/18) (a)	28,200	89,535
Total Rights — 0.0%		132,835
Total Long-Term Investments (Cost — $491,379,037) — 96.9%		645,962,285

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (c)(e)	37,279,916	37,279,916

	Investment Value (000)
SL Liquidity Series, LLC, Money Market Series, 0.95% (c)(e)(f)	$8,715	8,715,424
Total Short-Term Securities (Cost $45,994,760) — 6.9%		45,995,340
Total Investments (Cost — $537,373,797) — 103.8%		691,957,625
Liabilities in Excess of Other Assets — (3.8)%		(25,267,618)

Net Assets — 100.0%		$666,690,007

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	59

Schedule of Investments (continued)	Master Small Cap Index Series

(c)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	37,279,916	[1]	—	37,279,916	$37,279,916	$18,841		$207
BlackRock Liquidity Funds, TempFund, Institutional Class	232,669	—		(232,669)[2]	—	—	56,505		—
PennyMac Financial Services, Inc.	3,162	—		—	3,162	52,647	—		—
PennyMac Mortgage Investment Trust	15,395	8,050		(804)	22,641	370,633	38,673		(5,115)
SL Liquidity Series, LLC, Money Market Series	$10,324,484	—		$(1,609,931)[2]	$8,714,553	8,715,424	1,016,450	[3]	235
Total						$46,418,620	$1,130,469		$(4,673)

[1] Represents net shares purchased.
[2] Represents net shares/investment value sold.

[3] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
265	Russell 2000 E-Mini Index	March 2017	$17,978,925	$(66,231)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	[1]	—	—	$66,231	—	—	—	$66,231

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statement of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$5,797,384	—	—	—	$5,797,384

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(43,878)	—	—	—	$(43,878)

[1]    Includes cumulative appreciation (depreciation) on futures contract, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,056,671

See Notes to Financial Statements.

60	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Schedule of Investments (concluded)	Master Small Cap Index Series

For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$645,829,321	—	$—	$645,829,321
Other Interests	—	—	129	129
Rights	—	—	132,835	132,835
Short-Term Securities	37,279,916	—	—	37,279,916

SubTotal	$683,109,237	—	$132,964	$683,242,201

Investments Valued at NAV[2]				8,715,424

Total				$691,957,625

Derivative Financial Instruments [3]
Liabilities:
Equity contracts	$(66,231)	—	—	$(66,231)

[1] See above Schedule of Investments for values in each industry.
[2] As of December 31, 2016, certain of the Series’ investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
[3] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	61

Statement of Assets and Liabilities	Master Small Cap Index Series

December 31, 2016

Assets
Investments at value — unaffiliated (including securities loaned at value of $8,085,571) (cost — $490,874,426)	$645,539,005
Investments at value — affiliated (cost — $46,499,371)	46,418,620
Cash pledged for futures contracts	1,804,000
Receivables:
Contributions from investors	9,141,322
Dividends — unaffiliated	785,476
Securities lending income — affiliated	75,686
Dividends — affiliated	18,499
Prepaid expenses	2,269

Total assets	703,784,877

Liabilities
Cash collateral on securities loaned at value	8,714,610
Payables:
Investments purchased	11,032,316
Withdrawals to investors	16,880,056
Other accrued expenses	259,959
Variation margin on futures contracts	190,552
Investment advisory fees	7,804
Directors’ fees	5,495
Other affiliates	4,078

Total liabilities	37,094,870

Net Assets	$666,690,007

Net Assets Consist of
Investors’ capital	$512,172,410
Net unrealized appreciation (depreciation)	154,517,597

Net Assets	$666,690,007

See Notes to Financial Statements.

62	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Statement of Operations	Master Small Cap Index Series

Year Ended December 31, 2016

Investment Income
Dividends — unaffiliated	$7,295,061
Securities lending — affiliated — net	1,016,450
Dividends — affiliated	114,019
Interest — unaffiliated	1,367
Foreign taxes withheld	(2,833)

Total investment income	8,424,064

Expenses
Custodian	119,196
Accounting services	105,167
Professional	55,737
Investment advisory	54,232
Directors	23,855
Pricing	19,532
Printing	14,650
Miscellaneous	4,039

Total expenses	396,408
Less:
Fees waived and/or reimbursed by the Manager	(50,118)
Fees paid indirectly	(325)

Total expenses after fees waived and/or reimbursed and paid indirectly	345,965

Net investment income	8,078,099

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(3,070,434)
Investments — affiliated	(4,880)
Futures contracts	5,797,384
Foreign currency transactions	(21)
Capital gain distributions from investment companies—affiliated	207

2,722,256

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	108,593,255
Investments — affiliated	41,615
Futures contracts	(43,878)
Foreign currency translations	19

108,591,011

Net realized and unrealized gain	111,313,267

Net Increase in Net Assets Resulting from Operations	$119,391,366

See Notes to Financial Statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	63

Statements of Changes in Net Assets	Master Small Cap Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$8,078,099	$11,709,468
Net realized gain	2,722,256	170,580,210
Net change in unrealized appreciation (depreciation)	108,591,011	(219,673,337)

Net increase (decrease) in net assets resulting from operations	119,391,366	(37,383,659)

Capital Transactions
Proceeds from contributions	368,640,654	561,488,890
Value of withdrawals	(286,783,928)	(759,598,222)

Net increase (decrease) in net assets derived from capital transactions	81,856,726	(198,109,332)

Net Assets
Total increase (decrease) in net assets	201,248,092	(235,492,991)
Beginning of year	465,441,915	700,934,906

End of year	$666,690,007	$465,441,915

Financial Highlights	Master Small Cap Index Series

	Year Ended December 31,
	2016		2015	2014	2013	2012

Total Return
Total return	21.49%		(4.33)%	5.05%	39.11%	16.52%

Ratios to Average Net Assets
Total expenses	0.07%	[1]	0.08%	0.09%	0.07%	0.14%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	[1]	0.07%	0.08%	0.06%	0.08%

Net investment income	1.49%	[1]	1.39%	1.45%	1.46%	2.13%

Supplemental Data
Net assets, end of year (000)	$666,690		$465,442	$700,935	$859,398	$581,771

Portfolio turnover rate	39%		37%	21%	22%	68%

[1]	Excludes expenses incurred indirectly of 0.01% as a result of the Series’ investments in underlying funds.

See Notes to Financial Statements.

64	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements	Master Small Cap Index Series

1. Organization:

Master Small Cap Index Series (“Master Small Cap Index”) (the “Series”) is a series of Quantitative Master Series LLC (the “Master LLC”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is classified as diversified. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Series’ books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Series does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., futures contracts), that would be treated as “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of December 31, 2016, certain investments of the Series were valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Series’ presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	65

Notes to Financial Statements (continued)	Master Small Cap Index Series

Through May 31, 2016, the Series had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Series no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time)(or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end.) U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of Series’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Series’ net assets. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) or each business day.

•

The Series values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

66	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Small Cap Index Series

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)   recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)   future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)   audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Series. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Series is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Series could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	67

Notes to Financial Statements (continued)	Master Small Cap Index Series

least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Series’ Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”) if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Series’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$379,353	$(379,353)	—
BNP Paribas S.A.	286,997	(286,997)	—
Citigroup Global Markets, Inc.	207,175	(207,175)	—
Credit Suisse Securities (USA) LLC.	374,827	(374,827)	—
Deutsche Bank AG.	1,033,131	(1,033,131)	—
Goldman Sachs & Co.	1,100,854	(1,100,854)	—
JP Morgan Securities LLC	219,304	(219,304)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,046,587	(1,046,587)	—
Morgan Stanley	1,507,776	(1,507,776)	—
National Financial Services LLC	295,537	(295,537)	—
SG Americas Securities LLC	900,027	(900,027)	—
UBS Securities LLC	734,003	(734,003)	—

Total	$8,085,571	$(8,085,571)	—

[1]

Cash collateral with a value of $8,714,610 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as equity risk. Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Series invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk).

Futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the

68	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Small Cap Index Series

broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.

For such services, the Series pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Series’ net assets.

Waivers and Reimbursements: With respect to the Series, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business (“expense limitation”). The current expense limitation as a percentage of average daily net assets is 0.07%. Prior to October 5, 2016, the expense limitation as a percentage of average daily net assets was 0.08%. The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2018, unless approved by the Board, including a majority of the directors who are not “interested persons” of the Series, as defined in the 1940 Act (“Independent Directors”) or by a vote of a majority of the outstanding voting securities of the Series. For the year ended December 31, 2016, the Manager waived $35,656, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

With respect to the Series, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2016, the amount waived was $14,462.

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Series’ assets invested in equity or fixed-income mutual funds or exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice.

For the year ended December 31, 2016, the Series reimbursed the Manager for certain accounting services, which is included in accounting services in the Statement of Operations. The reimbursement was $6,023.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	69

Notes to Financial Statements (continued)	Master Small Cap Index Series

The share of securities lending income earned by the Series is shown as securities lending — affiliated – net in the Statement of Operations. For the year ended December 31, 2016, the Series paid BIM the following amounts in total for securities lending agent services and collateral investment fees:

Amounts	$254,126

Officers and Directors: Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2016, the purchase and sale transactions and any resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$33,673,951	$19,880,873	$7,272,873

7. Purchases and Sales:

For the year ended December 31, 2016, purchases and sales of investments, excluding short-term securities were $290,533,232 and $208,020,566, respectively.

8. Income Tax Information:

The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$541,983,666

Gross unrealized appreciation	$181,403,678
Gross unrealized depreciation	(31,429,719)

Net unrealized appreciation	$149,973,959

9. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Series did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities

70	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Notes to Financial Statements (concluded)	Master Small Cap Index Series

held by the Series may decline in response to certain events, including those directly involving the issuers of securities owned by the Series. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests.

The price the Series could receive upon the sale of any particular portfolio investment may differ from the Series’ valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Series’ results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Series, and the Series could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Series’ ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

As of period end, the Series’ investments had the following industry classifications:

Industry	Percent of Net Assets
Banks.	11%
Real Estate Investment Trusts	7
Other[1]	82

[1]	All other industries held was less than 5% of net assets.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	71

Report of Independent Registered Public Accounting Firm	Master Small Cap Opinion

To the Board of Directors of Quantitative Master Series LLC and the Investors of Master Small Cap Index Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Master Small Cap Index Series, one of the series included in the Quantitative Master Series LLC, (the “Series”) as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series LLC, as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 23, 2017

72	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Disclosure of Investment Advisory Agreement

At an in-person meeting on May 19, 2016 (the “May 19 Meeting”), the Board of Directors of BlackRock Index Funds, Inc. (the “Corporation”), with respect to BlackRock International Index Fund (the “Fund”), a series of the Corporation, and the Board of Directors of Quantitative Master Series LLC (the “Master LLC”), with respect to Master International Index Series (the “Master Fund”), a series of the Master LLC, approved the conversion of the Fund from a feeder fund that invests its assets into the Master Fund into a stand-alone fund that makes direct investments. In connection with the conversion, the Board of Directors of the Master LLC also approved the termination of the Master Fund.

At the May 19 Meeting, the Board of Directors of the Corporation considered the initial approval of the proposed investment advisory agreement between BlackRock Advisors, LLC (the “Manager”) and the Corporation, on behalf of the Fund (the “Agreement”). The Board of the Corporation was informed that the Agreement was substantively the same as the investment advisory agreement in place at that time between the Manager and the Master LLC with respect to the Master Fund (the “Existing Agreement”).

On the date of the May 19 Meeting, the Board of the Corporation consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board of the Corporation is required to consider the initial approval of the Agreement.

The Board of the Master LLC met in person on April 21, 2016 (the “April Meeting”) and on May 18-20, 2016 (the “May Meeting”) to consider the approval of the Existing Agreement on behalf of the Master Fund. Because the Fund was a “feeder” fund that invested all of its investable assets in the Master Fund, the Board of the Corporation also considered the approval of the Existing Agreement with respect to the Master Fund. At the May Meeting, the Board of the Master LLC, including the independent board members, approved the continuation of the Existing Agreement with respect to the Master Fund for a one-year term ending June 30, 2017. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Existing Agreement with respect to the Master Fund and found the Existing Agreement to be satisfactory.

The materials reviewed and the factors considered by the Board of the Corporation at the May 19 Meeting in connection with approval of the proposed Agreement were substantially the same as the materials reviewed and the factors the Board of the Corporation considered at the April Meeting and the May Meeting with respect to consideration of the approval of the Existing Agreement. A discussion of the basis for the Board of the Master LLC’s approval and the Board of the Corporation’s consideration of the Existing Agreement at the May Meeting is included in the semi-annual shareholder report of the Fund for the period ended June 30, 2016.

Following discussion, at the May 19 Meeting the Board of the Corporation, including the Independent Board Members, approved the Agreement between the Manager and the Corporation with respect to the Fund for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Corporation, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board of the Corporation did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	73

Officers and Directors[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Corporation/ Master LLC	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Directors[3]
Rodney D. Johnson 1941	Chair of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Director	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Director	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Director	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Director	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Director	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None

74	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Officers and Directors[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Corporation/ Master LLC	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Directors[3] (concluded)
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Directors[5]
Barbara G. Novick 1960	Director	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Director, President and Chief Executive Officer	Since 2015 (Director); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 23, 2017.
[2] The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Directors on a case-by-case basis, as appropriate.

[4]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Corporation/Master LLC based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	75

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Corporation/ Master LLC	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Corporation/Master LLC serve at the pleasure of the Board.
Further information about the Corporation’s/Master LLC’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Directors of the Corporation/Master LLC.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809		Legal Counsel Sidley Austin LLP New York, NY 10019

76	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Series use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Series voted proxies relating to securities held in the Funds’/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016	77

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

78	BLACKROCK INDEX FUNDS, INC.	DECEMBER 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index2-12/16-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. Each registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$7,538	$7,538	$0	$0	$9,282	$9,282	$0	$0
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$7,538	$7,538	$0	$0	$11,424	$11424	$0	$0
Master Small Cap Index Series of Quantitative Master Series LLC	$30,000	$39,463	$0	$0	$17,340	$17,340	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0

2

(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

    Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

    Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$9,282	$9,282
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.	$11,424	$11424
Master Small Cap Index Series of Quantitative Master Series LLC	$17,340	$17,340

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

3

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) –   The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –   There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –     Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: March 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: March 6, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: March 6, 2017

5